UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Semiannual report

April 30, 2015

U.S. equities	U.S. fixed income
The Large-Cap Value Equity Portfolio	The High-Yield Bond Portfolio
The Select 20 Portfolio	The Core Plus Fixed Income Portfolio
The Large-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio

International equities
The International Equity Portfolio
The Labor Select International Equity Portfolio
The Emerging Markets Portfolio
The Emerging Markets Portfolio II

Delaware Pooled® Trust

Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors.

Delaware Management Company, a series of Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for The International Equity Portfolio,* The Labor Select International Equity Portfolio, and The Emerging Markets* Portfolio. Jackson Square Partners, LLC, serves as investment sub-advisor for The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, and The Focus-Smid Cap Growth Equity Portfolio.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting delawareinvestments.com/institutional/performance. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing. Performance includes reinvestment of all distributions.

Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust (DMBT), which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. (DMHI) and its subsidiaries.

Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

*Closed to new investors.

©2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

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Portfolio objectives and strategies

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that the Portfolio’s sub-advisor, Jackson Square Partners, LLC believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that the Portfolio’s sub-advisor, Jackson Square Partners, LLC (“JSP”), believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. For purposes of the Portfolio, JSP generally considers large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that the Portfolio’s sub-advisor, Jackson Square Partners, LLC believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. For purposes of this Portfolio, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The two indices listed above are for purposes of determining range and not for targeting portfolio management.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc. (Moody’s), or unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade sector, U.S. high yield sector, and international sector.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States, and that, in the opinion of Mondrian Investment Partners Limited, the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the sub-advisor’s fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is presently closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in the opinion of Mondrian Investment Partners Limited (“Mondrian”), the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the rigorous fundamental analysis that the sub-advisor employs. In addition to following these quantitative guidelines, Mondrian will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is presently closed to new investors.

The Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. The Portfolio may invest in companies of any size. The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

2

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the applicable prospectus and, if available, the applicable summary prospectus carefully before investing.

The Portfolios of Delaware Pooled ® Trust (DPT) are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Portfolios may be prepaid prior to maturity, potentially forcing the Portfolios to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for a Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Certain Portfolios expect to hold a concentrated portfolio of a limited number of securities; those Portfolios’ risk is increased because each investment has a greater effect on that Portfolio’s overall performance.

The Select 20 Portfolio is considered “nondiversified” as defined in the Investment Company Act of 1940. “Nondiversified” Portfolios may allocate more of their net assets to investments in single securities than “diversified” Portfolios. Resulting adverse effects may subject this Portfolio to greater risks and volatility.

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Disclosure of Portfolio expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2014 to April 30, 2015.

Actual Expenses

The first section of the table shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Pooled® Trust

Expense Analysis of an Investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/14 to
	11/1/14	4/30/15	Ratio	4/30/15

Actual Portfolio return†
The Large-Cap Value Equity Portfolio	$1,000.00	$1,054.50	0.67%	$3.41
The Select 20 Portfolio	1,000.00	1,059.00	0.91%	4.65
The Large-Cap Growth Equity Portfolio	1,000.00	1,069.00	0.66%	3.39
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	1,100.60	0.94%	4.90
The High-Yield Bond Portfolio	1,000.00	1,005.60	0.58%	2.88
The Core Plus Fixed Income Portfolio	1,000.00	1,020.80	0.47%	2.35
The International Equity Portfolio	1,000.00	1,062.30	0.88%	4.50
The Labor Select International Equity Portfolio	1,000.00	1,060.60	0.88%	4.50
The Emerging Markets Portfolio	1,000.00	973.20	1.20%	5.87
The Emerging Markets Portfolio II	1,000.00	937.50	1.22%	5.86

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	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratio	Expenses Paid During Period 11/1/14 to 4/30/15
Hypothetical 5% return (5% return before expenses)
The Large-Cap Value Equity Portfolio	$1,000.00	$1,021.47	0.67%	$3.36
The Select 20 Portfolio	1,000.00	1,020.28	0.91%	4.56
The Large-Cap Growth Equity Portfolio	1,000.00	1,021.52	0.66%	3.31
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	1,020.13	0.94%	4.71
The High-Yield Bond Portfolio	1,000.00	1,021.92	0.58%	2.91
The Core Plus Fixed Income Portfolio	1,000.00	1,022.46	0.47%	2.36
The International Equity Portfolio	1,000.00	1,020.43	0.88%	4.41
The Labor Select International Equity Portfolio	1,000.00	1,020.43	0.88%	4.41
The Emerging Markets Portfolio	1,000.00	1,018.84	1.20%	6.01
The Emerging Markets Portfolio II	1,000.00	1,018.74	1.22%	6.11

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

5

Security type / sector allocations

and top 10 equity holdings

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	98.79%
Consumer Discretionary	5.73%
Consumer Staples	12.00%
Energy	15.91%
Financials	12.03%
Healthcare	17.57%
Industrials	8.41%
Information Technology	15.04%
Materials	3.05%
Telecommunications	6.18%
Utilities	2.87%
Short-Term Investments	1.10%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Halliburton	3.31%
Marathon Oil	3.27%
Mondelez International	3.25%
Bank of New York Mellon	3.24%
Occidental Petroleum	3.19%
Intel	3.14%
Cisco Systems	3.14%
Broadcom Class A	3.11%
Archer-Daniels-Midland	3.09%
Merck	3.09%

Delaware Pooled® Trust — The Select 20 Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	96.79%
Consumer Discretionary	20.82%
Consumer Staples	3.23%
Energy	2.76%
Financial Services	18.03%
Healthcare	10.26%
Office REIT	4.42%
Producer Durables	6.53%
Technology*	30.74%
Short-Term Investments	6.06%
Total Value of Securities	102.85%
Liabilities Net of Receivables and Other Assets	(2.85%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, computers, internet, semiconductors, and software. As of April 30, 2015, such amounts, as a percentage of total net assets, were 4.05%, 7.11%, 8.14%, and 11.44%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the “Technology sector” for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
QUALCOMM	8.14%
Visa Class A	8.00%
Microsoft	6.66%
Zebra Technologies	6.53%
Celgene	5.57%
Crown Castle International	5.12%
Intercontinental Exchange	4.91%
Electronic Arts	4.78%
Liberty Interactive Class A	4.74%
Actavis	4.70%

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Security type / sector allocations

and top 10 equity holdings

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	98.39%
Consumer Discretionary	24.35%
Consumer Staples	4.40%
Energy	7.47%
Financial Services	15.49%
Healthcare	18.64%
Information Technology*	28.04%
Short-Term Investments	3.29%
Total Value of Securities	101.68%
Liabilities Net of Receivables and Other Assets	(1.68%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, internet, semiconductors, and software. As of April 30, 2015, such amounts, as a percentage of total net assets, were 11.74%, 5.90%, and 10.40%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
QUALCOMM	5.90%
Celgene	5.20%
Visa Class A	5.00%
eBay	4.69%
Equinix	4.44%
MasterCard Class A	4.44%
Walgreens Boots Alliance	4.40%
Liberty Interactive Class A	3.90%
Valeant Pharmaceuticals International	3.73%
Crown Castle International	3.66%

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	94.82%
Consumer Discretionary	23.98%
Energy	3.94%
Financial Services	14.83%
Healthcare	9.50%
Office REITs	3.78%
Producer Durables	15.99%
Technology	17.21%
Utilities	5.59%
Short-Term Investments	4.96%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
j2 Global	5.59%
Zebra Technologies	5.24%
DineEquity	5.15%
MSCI Class A	5.10%
Heartland Payment Systems	5.06%
Sally Beauty Holdings	5.04%
Bio-Techne	4.77%
Blackbaud	4.27%
Graco	4.16%
Core Laboratories	3.94%

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Security type / sector allocations

Delaware Pooled® Trust — The High-Yield Bond Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	88.71%
Automobiles	1.53%
Banking	4.10%
Basic Industry	8.59%
Capital Goods	5.17%
Consumer Cyclical	5.49%
Consumer Non-Cyclical	4.49%
Energy	8.80%
Financials	2.43%
Healthcare	7.27%
Insurance	1.53%
Media	14.48%
Services	6.14%
Technology & Electronics	3.65%
Telecommunications	11.42%
Utilities	3.62%
Senior Secured Loans	4.32%
Common Stock	0.00%
Preferred Stock	1.22%
Short-Term Investments	3.81%
Total Value of Securities	98.06%
Receivables and Other Assets Net of Liabilities	1.94%
Total Net Assets	100.00%

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.12%
Agency Collateralized Mortgage Obligations	0.65%
Agency Mortgage-Backed Securities	26.23%
Commercial Mortgage-Backed Securities	5.53%
Convertible Bonds	0.17%
Corporate Bonds	40.46%
Banking	4.55%
Basic Industry	2.21%
Brokerage	0.24%
Capital Goods	1.36%
Communications	5.80%
Consumer Cyclical	3.57%
Consumer Non-Cyclical	5.43%
Electric	5.00%
Energy	4.04%
Financials	0.92%
Insurance	2.09%
Natural Gas	0.77%
Real Estate	1.23%
Technology	1.63%
Transportation	1.62%

Security type / sector	Percentage of net assets
Municipal Bonds	0.85%
Non-Agency Asset-Backed Securities	6.13%
Non-Agency Collateralized Mortgage Obligations	0.35%
Senior Secured Loans	6.73%
Sovereign Bonds	1.87%
Supranational Banks	0.15%
U.S. Treasury Obligations	6.25%
Common Stock	0.00%
Convertible Preferred Stock	0.02%
Preferred Stock	0.35%
Short-Term Investments	17.60%
Total Value of Securities	113.46%
Liabilities Net of Receivables and Other Assets	(13.46%)
Total Net Assets	100.00%

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Security type / country and sector allocations

Delaware Pooled® Trust — The International Equity Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.68%
Australia	1.30%
Belgium	0.00%
China	1.77%
Denmark	0.12%
France	8.99%
Germany	8.58%
Israel	1.83%
Italy	2.31%
Japan	17.70%
Netherlands	5.77%
Norway	0.12%
Singapore	5.86%
Spain	6.64%
Sweden	3.38%
Switzerland	13.19%
Taiwan	1.04%
United Kingdom	20.08%
Short-Term Investments	0.71%
Total Value of Securities	99.39%
Receivables and Other Assets Net of Liabilities	0.61%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	6.73%
Consumer Staples	14.85%
Energy	12.16%
Financials	9.83%
Healthcare	13.36%
Industrials	9.32%
Information Technology	8.28%
Materials	2.34%
Telecommunication Services	14.59%
Utilities	7.22%
Total	98.68%

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.80%
Australia	1.35%
Belgium	0.00%
France	9.37%
Germany	8.94%
Israel	1.85%
Japan	18.70%
Netherlands	6.37%
Norway	0.12%
Singapore	5.70%
Spain	6.80%
Sweden	3.46%
Switzerland	13.26%
United Kingdom	22.88%
Short-Term Investments	0.42%
Total Value of Securities	99.22%
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	6.52%
Consumer Staples	15.41%
Energy	13.14%
Financials	9.97%
Healthcare	13.78%
Industrials	8.59%
Information Technology	7.67%
Materials	2.28%
Telecommunication Services	14.33%
Utilities	7.11%
Total	98.80%

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Security type / country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	95.49%
Brazil	6.68%
Chile	3.23%
China	18.36%
Colombia	0.35%
India	9.04%
Indonesia	3.79%
Kazakhstan	0.51%
Malaysia	6.17%
Mexico	5.96%
Peru	1.50%
Philippines	2.07%
Qatar	2.49%
Republic of Korea	5.72%
Romania	0.49%
Russia	1.79%
South Africa	2.47%
Taiwan	11.70%
Thailand	2.07%
Turkey	3.41%
United Arab Emirates	1.16%
United Kingdom	3.76%
United States	2.77%
Preferred Stock	1.70%
Brazil	1.06%
Republic of Korea	0.64%
Short-Term Investments	2.34%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	15.12%
Consumer Staples	9.70%
Energy	7.43%
Financials	17.78%
Healthcare	1.67%
Industrials	8.86%
Information Technology	13.75%
Materials	3.27%
Telecommunication Services	8.52%
Utilities	11.09%
Total	97.19%

Delaware Pooled® Trust — The Emerging Markets Portfolio II

As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	97.43%
Argentina	1.63%
Bahrain	0.03%
Brazil	13.88%
Chile	0.81%
China/Hong Kong	18.44%
Colombia	0.85%
India	7.39%
Indonesia	1.20%
Israel	3.02%
Malaysia	0.32%
Mexico	7.01%
Netherlands	0.52%
Peru	0.32%
Poland	0.78%
Republic of Korea	23.23%
Russia	4.55%
South Africa	1.24%
Taiwan	5.60%
Thailand	1.38%
Turkey	1.53%
United Kingdom	0.18%
United States	3.52%
Preferred Stock	1.21%
Republic of Korea	1.21%
Total Value of Securities	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	7.32%
Consumer Staples	13.19%
Energy	14.75%
Financials	10.88%
Healthcare	3.02%
Industrials	3.49%
Information Technology	22.99%
Materials	7.76%
Telecommunication Services	15.11%
Utilities	0.13%
Total	98.64%

15

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.79%

Consumer Discretionary – 5.73%
Johnson Controls	140,900	$7,098,542
Lowe’s	92,400	6,362,664

		13,461,206

Consumer Staples – 12.00%
Archer-Daniels-Midland	148,700	7,268,456
CVS Health	68,500	6,801,365
Kraft Foods Group	76,733	6,503,122
Mondelez International	199,200	7,643,304

		28,216,247

Energy – 15.91%
Chevron	65,300	7,252,218
ConocoPhillips	105,600	7,172,352
Halliburton	158,900	7,778,151
Marathon Oil	247,400	7,694,140
Occidental Petroleum	93,700	7,505,370

		37,402,231

Financials – 12.03%
Allstate	95,800	6,673,428
Bank of New York Mellon	179,700	7,608,498
BB&T	186,000	7,121,940
Marsh & McLennan	122,200	6,862,752

		28,266,618

Healthcare – 17.57%
Baxter International	101,300	6,963,362
Cardinal Health	78,100	6,586,954
Johnson & Johnson	70,800	7,023,360
Merck	122,000	7,266,320
Pfizer	205,911	6,986,560
Quest Diagnostics	90,500	6,463,510

		41,290,066

Industrials – 8.41%
Northrop Grumman	43,200	6,654,528
Raytheon	64,400	6,697,600
Waste Management	129,300	6,404,229

		19,756,357

Information Technology – 15.04%
Broadcom Class A	165,400	7,311,507
CA	218,436	6,939,712
Cisco Systems	255,800	7,374,714
Intel	226,800	7,382,340
Xerox	551,300	6,339,950

		35,348,223

	Number of shares	Value (U.S. $)

Common Stock (continued)

Materials – 3.05%
duPont (E.I.) deNemours	97,900	$7,166,280

		7,166,280

Telecommunications – 6.18%
AT&T	209,700	7,264,008
Verizon Communications	143,800	7,253,272

		14,517,280

Utilities – 2.87%
Edison International	110,800	6,752,152

		6,752,152

Total Common Stock (cost $208,901,892)		232,176,660

	Principal amount°

Short-Term Investments – 1.10%

Discount Notes – 0.29%≠
Federal Home Loan Bank
0.05% 6/1/15	189,685	189,679
0.065% 6/5/15	83,981	83,978
0.08% 7/17/15	176,507	176,488
0.08% 7/22/15	235,343	235,317

		685,462

Repurchase Agreements – 0.81%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $672,179 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $685,622)	672,178	672,178
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $560,150 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $571,352)	560,149	560,149

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $663,675 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $676,947)	663,673	$663,673

		1,896,000

Total Short-Term Investments (cost $2,581,430)		2,581,462

Total Value of Securities – 99.89% (cost $211,483,322)		$234,758,122

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

17

Schedules of investments

Delaware Pooled® Trust — The Select 20 Portfolio

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 96.79%²

Consumer Discretionary – 20.82%
Discovery Communications Class A †	99,854	$3,231,275
eBay †	65,085	3,791,852
L Brands	44,530	3,979,201
Liberty Interactive Class A †	149,295	4,293,724
Priceline Group †	2,862	3,542,612

		18,838,664

Consumer Staples – 3.23%
Walgreens Boots Alliance	35,215	2,920,380

		2,920,380

Energy – 2.76%
EOG Resources	25,245	2,497,993

		2,497,993

Financial Services – 18.03%
Crown Castle International	55,515	4,637,168
Intercontinental Exchange	19,795	4,444,571
Visa Class A	109,600	7,239,080

		16,320,819

Healthcare – 10.26%
Actavis	15,033	4,252,234
Celgene †	46,615	5,037,217

		9,289,451

Office REIT – 4.42%
Equity Commonwealth †	158,780	4,002,844

		4,002,844

Producer Durables – 6.53%
Zebra Technologies †	64,156	5,907,484

		5,907,484

Technology – 30.74%
Electronic Arts †	74,475	4,326,253
Google Class A †	4,400	2,414,588
Google Class C †	4,406	2,367,554
Microsoft	123,930	6,027,955
QUALCOMM	108,315	7,365,420
VeriFone Systems †	102,375	3,661,954
Yelp †	42,000	1,654,362

		27,818,086

Total Common Stock (cost $62,342,914)		87,595,721

	Principal amount°	Value (U.S. $)

Short-Term Investments – 6.06%

Discount Notes – 3.43%≠
Federal Home Loan Bank
0.05% 6/1/15	843,319	$843,292
0.065% 6/5/15	373,373	373,359
0.075% 6/4/15	341,206	341,194
0.075% 6/29/15	341,206	341,186
0.08% 7/17/15	237,796	237,771
0.08% 7/22/15	317,061	317,025
0.095% 7/14/15	648,292	648,226

		3,102,053

Repurchase Agreements – 2.63%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $844,833 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $861,728)	844,832	844,832
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $704,028 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $718,107)	704,026	704,026
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $834,144 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $850,825)	834,142	834,142

		2,383,000

Total Short-Term Investments (cost $5,484,903)		5,485,053

Total Value of Securities – 102.85% (cost $67,827,817)	$93,080,774

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.39%²

Consumer Discretionary – 24.35%
Discovery Communications Class A †	77,991	$2,523,789
Discovery Communications Class C †	210,961	6,377,351
eBay †	239,644	13,961,659
L Brands	101,772	9,094,346
Liberty Interactive Class A †	403,399	11,601,755
NIKE Class B	70,415	6,959,819
Priceline Group †	6,430	7,959,118
Sally Beauty Holdings †	136,190	4,250,490
TripAdvisor †	89,045	7,167,232
Wynn Resorts	23,075	2,562,940

		72,458,499

Consumer Staples – 4.40%
Walgreens Boots Alliance	157,844	13,090,003

		13,090,003

Energy – 7.47%
EOG Resources	73,926	7,314,978
Kinder Morgan	163,333	7,015,152
Williams	154,135	7,890,171

		22,220,301

Financial Services – 15.49%
Crown Castle International	130,291	10,883,207
Intercontinental Exchange	31,661	7,108,844
MasterCard Class A	146,637	13,228,124
Visa Class A	225,509	14,894,869

		46,115,044

Healthcare – 18.64%
Actavis	35,562	10,059,067
Biogen †	21,000	7,852,530
Celgene †	143,216	15,475,921
Novo Nordisk ADR	179,170	10,081,896
Perrigo	4,975	911,818
Valeant Pharmaceuticals International †	51,165	11,099,223

		55,480,455

Information Technology – 28.04%
Adobe Systems †	77,980	5,931,159
Baidu ADR †	34,245	6,858,589
Electronic Arts †	147,475	8,566,823
Equinix	51,691	13,229,278
Google Class A †	11,148	6,117,688
Google Class C †	11,208	6,022,545
Intuit	59,962	6,015,988

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Information Technology (continued)
Microsoft	214,678	$10,441,938
QUALCOMM	258,436	17,573,636
Yelp †	68,746	2,707,905

		83,465,549

Total Common Stock (cost $226,892,885)		292,829,851

	Principal amount°

Short-Term Investments – 3.29%

Discount Notes – 0.59%≠
Federal Home Loan Bank
0.05% 6/1/15	29,650	29,649
0.065% 6/5/15	13,127	13,127
0.075% 6/4/15	368,074	368,062
0.075% 6/29/15	368,074	368,052
0.08% 7/17/15	116,674	116,662
0.08% 7/22/15	155,566	155,548
0.095% 7/14/15	699,341	699,269

		1,750,369

Repurchase Agreements – 2.70%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $2,856,763 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $2,913,893)	2,856,758	2,856,758
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $2,380,637 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $2,428,245)	2,380,632	2,380,632

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $2,820,618 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $2,877,023)	2,820,610	$2,820,610

		8,058,000

Total Short-Term Investments (cost $9,808,249)		9,808,369

Total Value of Securities – 101.68% (cost $236,701,134)		$302,638,220

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

21

Schedules of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.82%

Consumer Discretionary – 23.98%
Coupons.com †	44,606	$558,913
DineEquity	25,688	2,477,094
Dunkin’ Brands Group	25,100	1,307,961
Outfront Media	35,982	1,033,403
Pandora Media †	47,104	840,335
Sally Beauty Holdings †	77,675	2,424,237
Shutterstock †	22,272	1,503,137
Ulta Salon Cosmetics & Fragrance †	9,184	1,387,611

		11,532,691

Energy – 3.94%
Core Laboratories	14,432	1,894,633

		1,894,633

Financial Services – 14.83%
Affiliated Managers Group †	7,850	1,775,121
Heartland Payment Systems	47,840	2,435,056
MSCI Class A	40,125	2,455,249
WisdomTree Investments	24,675	469,812

		7,135,238

Healthcare – 9.50%
ABIOMED †	22,662	1,432,692
athenahealth †	6,850	840,221
Bio-Techne	23,925	2,295,843

		4,568,756

Office REITs – 3.78%
Equity Commonwealth †	72,200	1,820,162

		1,820,162

Producer Durables – 15.99%
Expeditors International of Washington	39,250	1,798,827
Graco	27,950	2,001,779
Ritchie Bros Auctioneers	54,125	1,368,821
Zebra Technologies †	27,362	2,519,493

		7,688,920

Technology – 17.21%
Arista Networks †	7,500	480,075
Blackbaud	40,600	2,051,518
Ellie Mae †	12,600	693,000
Logitech International Class R	103,245	1,549,615
NIC	60,889	1,035,113

	Number of shares	Value (U.S. $)

Common Stock (continued)

Technology (continued)
VeriFone Systems †	50,855	$1,819,083
Yelp †	16,550	651,905

		8,280,309

Utilities – 5.59%
j2 Global	38,750	2,688,082

		2,688,082

Total Common Stock (cost $31,686,641)		45,608,791

	Principal amount°

Short-Term Investments – 4.96%

Discount Notes – 1.77%≠
Federal Home Loan Bank
0.05% 6/1/15	214,393	214,387
0.065% 6/5/15	94,921	94,917
0.075% 6/4/15	70,173	70,171
0.075% 6/29/15	70,173	70,169
0.08% 7/17/15	115,866	115,853
0.08% 7/22/15	154,488	154,470
0.095% 7/14/15	133,329	133,315

		853,282

Repurchase Agreements – 3.19%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $543,132 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $553,994)	543,131	543,131
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $452,611 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $461,662)	452,610	452,610

22

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $536,261 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $546,984)	536,259	$536,259

		1,532,000

Total Short-Term Investments (cost $2,385,241)		2,385,282

Total Value of Securities – 99.78% (cost $34,071,882)		$47,994,073

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

23

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 88.71%

Automobiles – 1.53%
Gates Global 144A
6.00% 7/15/22 #	880,000	$825,000
International Automotive
Components Group 144A
9.125% 6/1/18 #	721,000	746,235
Meritor
6.25% 2/15/24	80,000	82,200
6.75% 6/15/21	375,000	393,750
Tupy Overseas 144A
6.625% 7/17/24 #	200,000	202,250
ZF North America Capital
144A 4.00% 4/29/20 #	150,000	151,687
144A 4.50% 4/29/22 #	245,000	245,766
144A 4.75% 4/29/25 #	150,000	151,125

		2,798,013

Banking – 4.10%
Bank of America
6.50% 10/29/49 —	870,000	926,550
Barclays Bank
7.625% 11/21/22	810,000	950,434
Credit Suisse Group 144A
7.50% 12/29/49 #—	1,010,000	1,083,225
Goldman Sachs Group
5.375% 12/29/49 —	310,000	310,077
HSBC Holdings
6.375% 12/29/49 —	875,000	905,844
ING Groep
6.50% 12/29/49 —	785,000	784,509
JPMorgan Chase
6.75% 1/29/49 —	695,000	762,623
Lloyds Banking Group
7.50% 4/30/49 —	895,000	957,650
Popular 7.00% 7/1/19	813,000	824,179

		7,505,091

Basic Industry – 8.59%
AK Steel
7.625% 5/15/20	722,000	629,945
7.625% 10/1/21	210,000	174,300
ArcelorMittal 6.25% 3/1/21	225,000	236,137
Builders FirstSource 144A
7.625% 6/1/21 #	758,000	794,005
Cemex 144A
7.25% 1/15/21 #	1,165,000	1,264,025
Cliffs Natural Resources
5.95% 1/15/18	290,000	237,800
CPG Merger Sub 144A
8.00% 10/1/21 #	600,000	630,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Evolution Escrow Issuer 144A
7.50% 3/15/22 #	535,000	$543,025
First Quantum Minerals
144A 6.75% 2/15/20 #	123,000	115,005
144A 7.00% 2/15/21 #	303,000	284,063
144A 7.25% 5/15/22 #	400,000	374,000
FMG Resources August 2006
144A 8.25% 11/1/19 #	412,000	361,015
144A 9.75% 3/1/22 #	340,000	351,263
Grace (W.R.) 144A
5.625% 10/1/24 #	255,000	275,081
HD Supply 11.50% 7/15/20	550,000	646,250
Hexion 144A
10.00% 4/15/20 #	380,000	392,350
INEOS Group Holdings
144A 5.875% 2/15/19 #	200,000	203,000
144A 6.125% 8/15/18 #	200,000	204,500
Kissner Milling 144A
7.25% 6/1/19 #	365,000	376,406
LSB Industries 7.75% 8/1/19	455,000	486,850
Lundin Mining 144A
7.875% 11/1/22 #	675,000	717,187
NCI Building Systems 144A
8.25% 1/15/23 #	405,000	431,325
New Gold 144A
6.25% 11/15/22 #	605,000	601,975
Norbord 144A
6.25% 4/15/23 #	305,000	308,431
NOVA Chemicals 144A
5.00% 5/1/25 #	880,000	929,500
Polymer Group 144A
6.875% 6/1/19 #	785,000	748,694
Rayonier AM Products 144A
5.50% 6/1/24 #	780,000	690,300
Ryerson
9.00% 10/15/17	582,000	593,320
11.25% 10/15/18	204,000	208,080
Steel Dynamics 144A
5.50% 10/1/24 #	405,000	419,175
TPC Group 144A
8.75% 12/15/20 #	820,000	787,200
Trinseo Materials Operating
SCA 144A
6.75% 5/1/22 #	200,000	202,875
Wise Metals Group 144A
8.75% 12/15/18 #	275,000	299,063

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	180,000	$195,750

		15,711,895

Capital Goods – 5.17%
Accudyne Industries 144A
7.75% 12/15/20 #	625,000	568,750
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	840,000	856,800
BWAY Holding 144A
9.125% 8/15/21 #	1,395,000	1,443,825
Consolidated Container
144A 10.125% 7/15/20 #	471,000	412,125
Gardner Denver 144A
6.875% 8/15/21 #	1,324,000	1,237,940
KLX 144A 5.875% 12/1/22 #	710,000	717,987
Milacron 144A
7.75% 2/15/21 #	445,000	465,025
Plastipak Holdings 144A
6.50% 10/1/21 #	875,000	901,250
Reynolds Group Issuer
8.25% 2/15/21	835,000	892,406
Signode Industrial Group
144A 6.375% 5/1/22 #	580,000	582,900
TransDigm
6.00% 7/15/22	745,000	753,381
6.50% 7/15/24	605,000	617,009

		9,449,398

Consumer Cyclical – 5.49%
American Tire Distributors
144A 10.25% 3/1/22 #	370,000	389,425
Chinos Intermediate Holdings
A 144A PIK 7.75%
5/1/19 #T	560,000	478,800
DBP Holding 144A
7.75% 10/15/20 #	411,000	345,240
Family Tree Escrow
144A 5.25% 3/1/20 #	110,000	115,775
144A 5.75% 3/1/23 #	575,000	606,625
GEO Group 5.125% 4/1/23	265,000	274,275
Landry’s 144A
9.375% 5/1/20 #	1,552,000	1,668,400
Lennar 4.75% 5/30/25	625,000	623,437
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	450,000	448,875
Neiman Marcus Group
144A PIK 8.75%
10/15/21 #T	165,000	178,200

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Party City Holdings
8.875% 8/1/20	398,000	$432,327
PC Nextco Holdings
8.75% 8/15/19	355,000	362,100
PF Chang’s China Bistro
144A 10.25% 6/30/20 #	439,000	455,463
Rite Aid 144A
6.125% 4/1/23 #	825,000	859,031
RSI Home Products 144A
6.50% 3/15/23 #	570,000	597,075
Sabre GLBL 144A
5.375% 4/15/23 #	1,080,000	1,107,000
Wynn Las Vegas 144A
5.50% 3/1/25 #	1,090,000	1,099,537

		10,041,585

Consumer Non-Cyclical – 4.49%
Avis Budget Car Rental 144A
5.25% 3/15/25 #	1,115,000	1,108,031
Concordia Healthcare 144A
7.00% 4/15/23 #	295,000	300,163
Cott Beverages
144A 5.375% 7/1/22 #	255,000	245,769
144A 6.75% 1/1/20 #	800,000	840,000
ESAL 144A 6.25% 2/5/23 #	200,000	198,940
ExamWorks Group
5.625% 4/15/23	825,000	855,937
JBS Investments
144A 7.25% 4/3/24 #	230,000	240,465
144A 7.75% 10/28/20 #	1,465,000	1,595,385
Prestige Brands 144A
5.375% 12/15/21 #	450,000	457,875
Spectrum Brands
144A 6.125% 12/15/24 #	925,000	985,125
6.625% 11/15/22	416,000	447,200
SUPERVALU 7.75% 11/15/22	870,000	939,600

		8,214,490

Energy – 8.80%
Baytex Energy 144A
5.625% 6/1/24 #	595,000	578,637
California Resources
144A 5.50% 9/15/21 #	585,000	557,213
144A 6.00% 11/15/24 #	920,000	869,400
Calumet Specialty Products
Partners 7.625% 1/15/22	920,000	938,400
Chaparral Energy
7.625% 11/15/22	417,000	336,727
8.25% 9/1/21	397,000	325,540

(continues	)	25

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
CHC Helicopter
9.25% 10/15/20	387,000	$339,709
Chesapeake Energy
4.875% 4/15/22	925,000	857,937
5.75% 3/15/23	640,000	628,800
Comstock Resources 144A
10.00% 3/15/20 #	645,000	635,325
CSI Compressco 144A
7.25% 8/15/22 #	545,000	498,675
Energy Transfer Equity
5.875% 1/15/24	290,000	305,950
Exterran Partners
6.00% 4/1/21	390,000	384,150
Genesis Energy
5.75% 2/15/21	665,000	663,337
Halcon Resources
144A 8.625% 2/1/20 #	85,000	88,666
9.75% 7/15/20	1,085,000	895,125
Laredo Petroleum
5.625% 1/15/22	375,000	379,219
7.375% 5/1/22	521,000	560,075
Linn Energy 6.25% 11/1/19	690,000	586,500
MarkWest Energy Partners
4.875% 12/1/24	675,000	701,595
Murphy Oil USA
6.00% 8/15/23	615,000	661,740
Northern Oil and Gas
8.00% 6/1/20	580,000	558,975
NuStar Logistics
6.75% 2/1/21	400,000	430,024
Oasis Petroleum
6.875% 3/15/22	930,000	950,925
Ocean Rig UDW 144A
7.25% 4/1/19 #	370,000	250,675
PDC Energy 7.75% 10/15/22	535,000	572,450
Pioneer Energy Services
6.125% 3/15/22	695,000	535,150
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	540,000	545,022
Weatherford International
4.50% 4/15/22	475,000	457,263

		16,093,204

Financials – 2.43%
Ally Financial
4.625% 3/30/25	755,000	754,528
Argos Merger Sub 144A
7.125% 3/15/23 #	415,000	436,787

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Communications Sales & Leasing 144A
8.25% 10/15/23 #	335,000	$344,631
Consolidated Energy Finance
144A 6.75% 10/15/19 #	768,000	787,200
E*TRADE Financial
5.375% 11/15/22	800,000	852,000
Infinity Acquisition 144A
7.25% 8/1/22 #	490,000	464,275
James Hardie International
Finance 144A
5.875% 2/15/23 #	765,000	801,337

		4,440,758

Healthcare – 7.27%
21st Century Oncology 144A
11.00% 5/1/23 #	415,000	415,519
Community Health Systems
6.875% 2/1/22	1,340,000	1,428,775
DaVita HealthCare Partners
5.00% 5/1/25	265,000	265,166
5.125% 7/15/24	1,065,000	1,085,767
DJO Finco 144A
8.125% 6/15/21 #	210,000	213,675
HCA 5.375% 2/1/25	705,000	743,775
HealthSouth 5.75% 11/1/24	365,000	386,900
IASIS Healthcare
8.375% 5/15/19	655,000	681,200
Immucor 11.125% 8/15/19	1,582,000	1,708,560
JLL 144A PIK 8.75%
5/1/20 #T	415,000	420,187
Kinetic Concepts
10.50% 11/1/18	283,000	305,286
12.50% 11/1/19	290,000	317,521
Mallinckrodt International Finance
4.75% 4/15/23	345,000	331,200
144A 4.875% 4/15/20 #	205,000	209,356
144A 5.50% 4/15/25 #	540,000	553,500
Omnicare 5.00% 12/1/24	365,000	399,675
Par Pharmaceutical
7.375% 10/15/20	1,241,000	1,332,524
Tenet Healthcare
144A 5.00% 3/1/19 #	465,000	463,256
8.125% 4/1/22	1,235,000	1,350,781

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	180,000	$185,175
144A 6.125% 4/15/25 #	475,000	491,328

		13,289,126

Insurance – 1.53%
HUB International 144A
7.875% 10/1/21 #	1,185,000	1,223,513
USI 144A 7.75% 1/15/21 #	895,000	921,850
XLIT 6.50% 10/29/49 —	750,000	661,875

		2,807,238

Media – 14.48%
Altice
144A 7.625% 2/15/25 #	400,000	405,520
144A 7.75% 5/15/22 #	1,455,000	1,473,202
Altice Financing 144A
6.625% 2/15/23 #	795,000	822,825
CCO Holdings 144A
5.375% 5/1/25 #	1,800,000	1,773,000
Columbus International 144A
7.375% 3/30/21 #	1,535,000	1,676,987
CSC Holdings 144A
5.25% 6/1/24 #	981,000	1,023,919
DISH DBS 5.875% 11/15/24	440,000	434,500
Gray Television
7.50% 10/1/20	2,660,000	2,839,546
iHeartCommunications
9.00% 9/15/22	2,360,000	2,265,600
LIN Television 144A
5.875% 11/15/22 #	1,170,000	1,208,025
MDC Partners 144A
6.75% 4/1/20 #	335,000	341,281
Nexstar Broadcasting 144A
6.125% 2/15/22 #	780,000	811,200
Numericable-SFR 144A
6.00% 5/15/22 #	1,515,000	1,553,822
Outfront Media Capital
5.875% 3/15/25	425,000	455,281
RCN Telecom Services 144A
8.50% 8/15/20 #	490,000	526,750
Sinclair Television Group
144A 5.625% 8/1/24 #	1,765,000	1,804,713
Sirius XM Radio 144A
5.375% 4/15/25 #	865,000	871,487
Unitymedia KabelBW 144A
6.125% 1/15/25 #	750,000	784,687
Univision Communications
144A 5.125% 5/15/23 #	435,000	442,069

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
144A 5.125% 2/15/25 #	1,750,000	$1,767,500
VTR Finance 144A
6.875% 1/15/24 #	1,915,000	1,986,238
WideOpenWest Finance
10.25% 7/15/19	1,120,000	1,207,024

		26,475,176

Services – 6.14%
Abengoa Finance 144A
8.875% 11/1/17 #	340,000	356,150
Abengoa Greenfield 144A
6.50% 10/1/19 #	385,000	362,863
AECOM
144A 5.75% 10/15/22 #	260,000	269,750
144A 5.875% 10/15/24 #	485,000	503,619
Air Medical Merger Sub
144A 6.375% 5/15/23 #	835,000	813,081
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	410,000	398,725
144A 10.75% 10/15/19 #	865,000	695,784
BlueLine Rental Finance
144A 7.00% 2/1/19 #	335,000	343,409
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	440,000	352,000
Covanta Holding
5.875% 3/1/24	670,000	696,800
GEO Group
5.875% 10/15/24	435,000	464,363
Mattamy Group 144A
6.50% 11/15/20 #	775,000	763,375
MGM Resorts International
6.00% 3/15/23	1,760,000	1,831,500
Navios South American Logistics 144A
7.25% 5/1/22 #	605,000	589,119
Pinnacle Entertainment
6.375% 8/1/21	270,000	288,225
7.75% 4/1/22	210,000	233,625
United Rentals North America
5.50% 7/15/25	550,000	559,240
5.75% 11/15/24	1,645,000	1,698,463

		11,220,091

Technology & Electronics – 3.65%
CDW
5.00% 9/1/23	205,000	211,663
5.50% 12/1/24	400,000	426,200

(continues	)	27

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology & Electronics (continued)
CommScope 144A
5.50% 6/15/24 #	675,000	$683,437
Entegris 144A
6.00% 4/1/22 #	665,000	698,250
Equinix
5.375% 1/1/22	245,000	255,413
5.75% 1/1/25	430,000	454,725
First Data
11.25% 1/15/21	805,000	907,637
11.75% 8/15/21	885,000	1,019,963
Infor Software Parent
144A PIK 7.125% 5/1/21 #T	1,075,000	1,081,719
Micron Technology
144A 5.25% 1/15/24 #	415,000	411,887
144A 5.625% 1/15/26 #	165,000	163,350
Viasystems 144A
7.875% 5/1/19 #	336,000	355,320

		6,669,564

Telecommunications – 11.42%
CenturyLink 6.75% 12/1/23	400,000	434,204
Cogent Communications Finance 144A
5.625% 4/15/21 #	605,000	598,950
Cogent Communications Group 144A
5.375% 3/1/22 #	230,000	231,725
Digicel 144A
6.75% 3/1/23 #	640,000	632,320
Digicel Group
144A 7.125% 4/1/22 #	225,000	213,609
144A 8.25% 9/30/20 #	1,800,000	1,865,520
Hughes Satellite Systems
7.625% 6/15/21	439,000	491,131
Intelsat Luxembourg
7.75% 6/1/21	1,710,000	1,577,475
8.125% 6/1/23	2,215,000	2,038,487
Level 3 Communications
5.75% 12/1/22	1,020,000	1,048,682
Level 3 Financing
5.375% 8/15/22	395,000	404,875
144A 5.375% 5/1/25 #	1,290,000	1,290,000
Sprint
7.125% 6/15/24	1,420,000	1,368,525
7.25% 9/15/21	980,000	986,125
7.875% 9/15/23	410,000	412,563
T-Mobile USA
6.125% 1/15/22	195,000	201,825

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
6.25% 4/1/21	240,000	$251,700
6.375% 3/1/25	940,000	967,721
UPCB Finance IV 144A
5.375% 1/15/25 #	1,320,000	1,348,050
West 144A
5.375% 7/15/22 #	1,060,000	1,024,225
Wind Acquisition Finance
144A 4.75% 7/15/20 #	310,000	310,775
144A 7.375% 4/23/21 #	1,170,000	1,200,713
Windstream
7.50% 6/1/22	360,000	344,250
7.50% 4/1/23	10,000	9,525
7.75% 10/1/21	335,000	330,813
Zayo Group 144A
6.00% 4/1/23 #	1,285,000	1,297,850

		20,881,638

Utilities – 3.62%
Abengoa Yield 144A
7.00% 11/15/19 #	450,000	466,875
AES 5.50% 4/15/25	720,000	712,800
AES Gener 144A
8.375% 12/18/73 #—	200,000	221,000
Calpine
5.375% 1/15/23	885,000	897,169
5.50% 2/1/24	385,000	386,925
DPL 144A 6.75% 10/1/19 #	555,000	596,625
Dynegy
5.875% 6/1/23	395,000	392,037
144A 7.375% 11/1/22 #	340,000	363,800
144A 7.625% 11/1/24 #	875,000	945,000
Enel 144A
8.75% 9/24/73 #—	820,000	990,970
GenOn Energy
9.875% 10/15/20	630,000	652,680

		6,625,881

Total Corporate Bonds (cost $161,425,215)		162,223,148

Senior Secured Loans – 4.32%«

21st Century Oncology Tranche B 1st Lien
6.50% 4/28/22	465,000	465,000
Applied Systems 2nd Lien
7.50% 1/23/22	763,640	769,487
Atkore International 2nd Lien
7.75% 10/9/21	235,000	222,663
Avaya Tranche B-3
4.681% 10/26/17	487,154	485,881

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	895,000	$906,188
CD&R Millennium (Mauser Holdings) 2nd Lien 8.25% 7/31/22	725,000	719,563
Colouroz (Flint Group) 2nd Lien 8.25% 9/7/22	700,000	688,625
Drillship Ocean Ventures (Ocean Rig) Tranche B 1st Lien 5.50% 7/25/21	229,422	199,980
Green Energy Partners (Panda Stonewall) Tranche B 6.50% 11/13/21	475,000	482,422
iHeartCommunications (Clear Channel Communications) Tranche D 6.934% 1/30/19	375,000	359,719
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	154,610	145,365
Marina District (Borgata) Tranche B 1st Lien 6.50% 8/15/18	534,403	539,747
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/19/20	340,000	341,700
New HB Acquisition (Hostess Brands) 1st Lien 6.75% 3/20/20	658,350	673,163
Panda Liberty (Moxie Liberty) Tranche B 7.50% 8/21/20	345,000	347,588
Rite Aid 2nd Lien 5.75% 8/21/20	295,000	297,889
Solenis International (Ashland Water) 2nd Lien 7.75% 7/31/22	250,000	243,750

Total Senior Secured Loans (cost $7,885,170)		7,888,730

	Number of shares

Common Stock – 0.00%

Century Communications =†	60,000	0
Mirant (Escrow) †	20,000	0

Total Common Stock (cost $1,816)		0

Preferred Stock – 1.22%

Ally Financial
144A 7.00% #	951	973,705
8.50% —	5,000	132,500

	Number of shares	Value (U.S. $)

Preferred Stock (continued)

GMAC Capital Trust I
8.125% —	7,000	$183,960
Morgan Stanley 5.55% —	940,000	947,050

Total Preferred Stock (cost $2,201,090)		2,237,215

	Principal amount°

Short-Term Investments – 3.81%

Repurchase Agreements – 3.81%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $2,470,330 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $2,519,733)	2,470,326	2,470,326
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $2,058,610 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $2,099,778)	2,058,605	2,058,605
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $2,439,075 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $2,487,850)	2,439,069	2,439,069

Total Short-Term Investments (cost $6,968,000)		6,968,000

Total Value of Securities – 98.06% (cost $178,481,291)		$179,317,093

(continues	)	29

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $92,054,279, which represents 50.34% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
—	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.

The Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2015:

Unfunded Commitments

Borrower	Unfunded Amount	Cost	Value	Unrealized Appreciation (Depreciation)
SS&C Technologies	$755,000	$755,000	$755,000	$—
Sterigenics-Nordion Holdings	415,000	415,000	415,000	—

Total	$1,170,000	$1,170,000	$1,170,000	$—

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

April 30, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)

Agency Asset-Backed Security – 0.12%

Fannie Mae Grantor Trust Series 2003-T4 2A5 5.287% 9/26/33 f	130,882	$143,302

Total Agency Asset-Backed Security (cost $129,824)		143,302

Agency Collateralized Mortgage Obligations – 0.65%

Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	15,017	17,174
Series 2002-90 A2 6.50% 11/25/42	34,071	38,687
Series 2004-W11 1A2 6.50% 5/25/44	26,880	31,834
Series 2012-122 SD 5.919% 11/25/42 —S	85,620	20,567
Series 2013-38 AI 3.00% 4/25/33 S	165,777	26,103
Series 2013-44 DI 3.00% 5/25/33 S	217,862	33,062
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	55,588	63,087
Series 2326 ZQ 6.50% 6/15/31	49,503	57,106
Series 3123 HT 5.00% 3/15/26	160,669	177,070
Series 3656 PM 5.00% 4/15/40	107,587	118,742
Series 4185 LI 3.00% 3/15/33 S	84,752	13,340
Series 4191 CI 3.00% 4/15/33 S	86,033	11,380
GNMA
Series 2010-113 KE 4.50% 9/20/40	125,000	139,150

Total Agency Collateralized Mortgage Obligations (cost $693,234)		747,302

Agency Mortgage-Backed Securities – 26.23%

Fannie Mae
6.50% 8/1/17	4,175	4,310
Fannie Mae ARM
2.07% 8/1/34 —	38,343	40,726
2.08% 3/1/38 —	39,894	42,298
2.357% 4/1/36 —	30,559	32,596
2.419% 5/1/43 —	30,886	31,473
2.546% 6/1/43 —	10,955	11,208
3.19% 4/1/44 —	65,708	68,314

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM
3.265% 3/1/44 —	56,928	$59,435
3.296% 9/1/43 —	32,274	33,762
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,387	1,530
5.00% 1/1/34	2,259	2,491
5.00% 11/1/34	3,955	4,361
5.00% 10/1/35	9,736	10,739
5.00% 1/1/36	16,385	18,062
Fannie Mae S.F. 15 yr
2.50% 2/1/28	79,195	81,392
2.50% 5/1/28	12,215	12,547
3.50% 7/1/26	23,484	25,065
4.00% 4/1/24	14,273	15,286
4.00% 5/1/24	65,173	69,803
4.00% 5/1/25	20,925	22,489
4.00% 6/1/25	71,146	76,451
4.00% 11/1/25	75,593	81,331
4.00% 12/1/26	34,266	36,757
4.00% 1/1/27	371,545	399,213
4.00% 5/1/27	74,760	80,540
4.00% 8/1/27	44,612	48,001
4.50% 1/1/20	6,036	6,354
5.00% 5/1/20	9,318	9,947
5.00% 7/1/20	2,097	2,264
5.00% 12/1/20	3,961	4,282
5.00% 6/1/23	7,419	8,060
5.50% 5/1/20	173	181
5.50% 6/1/23	45,782	50,372
6.00% 8/1/22	27,839	30,338
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,006	5,166
3.00% 8/1/33	13,996	14,442
3.00% 8/1/34	33,620	34,682
3.50% 9/1/33	20,655	22,009
4.00% 1/1/31	9,920	10,676
4.00% 2/1/31	27,656	29,767
5.00% 11/1/23	1,614	1,795
5.50% 8/1/28	56,056	63,375
5.50% 12/1/29	2,829	3,198
6.00% 12/1/21	2,614	2,983
6.00% 9/1/29	17,471	19,941
Fannie Mae S.F. 30 yr
3.00% 7/1/42	29,869	30,485
3.00% 10/1/42	459,502	469,056
3.00% 12/1/42	68,779	70,207
3.00% 1/1/43	200,044	204,143
3.00% 2/1/43	22,218	22,677
3.00% 4/1/43	94,682	96,588

(continues	)	31

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
3.00% 5/1/43	55,328	$56,420
3.50% 8/1/42	54,116	57,067
3.50% 1/1/43	347,283	364,551
4.00% 8/1/43	16,559	17,838
4.50% 7/1/36	9,038	9,872
4.50% 11/1/40	22,812	24,918
4.50% 3/1/41	42,453	46,295
4.50% 4/1/41	88,192	96,389
4.50% 7/1/41	41,021	44,848
4.50% 10/1/41	26,145	28,576
4.50% 1/1/42	1,308,751	1,429,468
4.50% 9/1/42	812,138	891,150
4.50% 12/1/43	3,781	4,118
4.50% 5/1/44	19,407	21,160
4.50% 6/1/44	91,435	99,843
5.00% 3/1/34	4,705	5,267
5.00% 2/1/35	50,848	56,914
5.00% 3/1/35	7,898	8,816
5.00% 6/1/35	7,761	8,691
5.00% 7/1/35	14,907	16,623
5.00% 8/1/35	103,820	115,710
5.00% 10/1/35	35,039	39,072
5.00% 11/1/35	21,634	24,121
5.00% 4/1/37	9,500	10,592
5.00% 8/1/37	2,896	3,231
5.00% 2/1/38	9,842	10,971
5.50% 12/1/32	2,111	2,402
5.50% 4/1/34	7,473	8,497
5.50% 11/1/34	7,247	8,248
5.50% 12/1/34	282,890	321,608
5.50% 3/1/35	17,230	19,563
5.50% 5/1/35	12,873	14,619
5.50% 6/1/35	8,105	9,168
5.50% 12/1/35	7,944	9,001
5.50% 1/1/36	7,428	8,434
5.50% 4/1/36	184,189	208,263
5.50% 5/1/36	3,631	4,117
5.50% 7/1/36	3,070	3,488
5.50% 11/1/36	14,101	15,961
5.50% 1/1/37	57,172	64,692
5.50% 2/1/37	27,651	31,276
5.50% 4/1/37	115,763	131,014
5.50% 8/1/37	237,635	269,691
5.50% 1/1/38	680	768
5.50% 2/1/38	136,747	154,728
5.50% 4/1/38	102,074	115,403
5.50% 6/1/38	122,775	138,806
5.50% 9/1/38	128,257	145,496

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 1/1/39	53,293	$60,376
5.50% 2/1/39	200,168	227,068
5.50% 10/1/39	92,022	104,038
5.50% 11/1/39	65,408	73,949
5.50% 7/1/40	28,333	32,066
5.50% 9/1/41	543,187	614,224
6.00% 4/1/35	593,389	682,802
6.00% 7/1/35	62,767	72,173
6.00% 6/1/36	3,528	4,041
6.00% 7/1/36	5,735	6,545
6.00% 12/1/36	4,352	5,011
6.00% 2/1/37	12,140	13,898
6.00% 6/1/37	2,247	2,595
6.00% 7/1/37	2,186	2,501
6.00% 8/1/37	26,289	30,080
6.00% 9/1/37	4,126	4,722
6.00% 11/1/37	5,524	6,375
6.00% 5/1/38	103,654	118,534
6.00% 7/1/38	1,529	1,747
6.00% 9/1/38	10,538	12,058
6.00% 10/1/38	44,311	50,657
6.00% 11/1/38	9,549	10,992
6.00% 1/1/39	19,032	21,802
6.00% 2/1/39	24,009	27,539
6.00% 9/1/39	157,456	180,084
6.00% 3/1/40	16,921	19,355
6.00% 4/1/40	37,460	42,879
6.00% 9/1/40	15,042	17,226
6.00% 11/1/40	6,314	7,289
6.00% 5/1/41	240,959	276,255
7.00% 12/1/33	8,310	10,106
7.00% 5/1/35	461	495
7.00% 6/1/35	2,290	2,383
7.00% 12/1/37	8,379	9,116
7.50% 6/1/31	1,310	1,643
7.50% 6/1/34	10,345	12,108
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	766,000	779,421
3.00% 6/1/45	9,259,000	9,398,805
4.50% 5/1/45	3,097,000	3,370,648
4.50% 6/1/45	3,364,000	3,657,035
Freddie Mac ARM
2.307% 4/1/34 —	2,386	2,536
2.534% 1/1/44 —	118,847	122,384
Freddie Mac Relocation 30 yr 5.00% 9/1/33	2,018	2,225
Freddie Mac S.F. 15 yr 3.50% 11/1/25	14,026	14,931

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 15 yr
3.50% 6/1/26	15,998	$17,020
3.50% 1/1/27	13,219	14,058
4.00% 12/1/24	12,758	13,576
4.00% 5/1/25	6,426	6,902
4.00% 8/1/25	16,304	17,510
4.00% 4/1/26	18,293	19,512
4.00% 1/1/29	211,575	223,590
4.50% 8/1/24	34,556	37,204
4.50% 7/1/25	6,719	7,234
4.50% 6/1/26	16,060	17,296
4.50% 9/1/26	37,074	39,847
Freddie Mac S.F. 20 yr
3.50% 1/1/34	51,333	54,046
Freddie Mac S.F. 30 yr
3.00% 10/1/42	31,100	31,669
3.00% 11/1/42	26,794	27,357
4.50% 10/1/39	12,263	13,353
4.50% 4/1/41	184,248	201,180
4.50% 3/1/42	106,301	115,947
5.50% 3/1/34	50,412	57,274
5.50% 12/1/34	4,085	4,643
5.50% 9/1/35	70,687	80,102
5.50% 11/1/35	7,940	8,986
5.50% 6/1/36	2,636	2,984
5.50% 11/1/36	5,824	6,576
5.50% 12/1/36	1,352	1,525
5.50% 9/1/37	8,898	10,040
5.50% 4/1/38	417,667	471,411
5.50% 6/1/38	3,400	3,838
5.50% 7/1/38	32,743	36,930
5.50% 8/1/38	20,320	22,925
5.50% 6/1/39	33,623	37,898
5.50% 3/1/40	15,015	16,950
5.50% 8/1/40	49,546	55,897
5.50% 1/1/41	15,368	17,320
5.50% 6/1/41	278,179	313,628
6.00% 2/1/36	9,225	10,606
6.00% 1/1/38	5,633	6,406
6.00% 6/1/38	16,364	18,637
6.00% 8/1/38	22,585	25,812
6.00% 5/1/40	6,617	7,528
6.00% 7/1/40	57,322	65,395
7.00% 11/1/33	1,213	1,487
GNMA I S.F. 30 yr
5.00% 6/15/40	8,625	9,657
7.00% 12/15/34	151,034	182,861
7.50% 12/15/31	350	438

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

GNMA I S.F. 30 yr 7.50% 2/15/32	345	$426

Total Agency Mortgage-Backed Securities (cost $29,839,461)		30,149,130

Commercial Mortgage-Backed Securities – 5.53%

Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 —	550,000	563,721
Series 2007-4 AM 6.011% 2/10/51 —	60,000	65,025
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	55,000	59,315
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.396% 7/15/44 —	90,000	91,161
Series 2005-CD1 C 5.396% 7/15/44 —	20,000	20,143
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	100,000	106,032
Series 2015-GC27 A5 3.137% 2/10/48	45,000	45,804
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	40,000	42,934
Series 2014-CR20 A4 3.59% 11/10/47	87,000	92,001
Series 2014-CR20 AM 3.938% 11/10/47	50,000	52,873
Series 2014-CR21 A3 3.528% 12/10/47	40,000	42,092
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	132,117
Series 2015-DC1 A5 3.35% 2/10/48	60,000	62,023
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	50,000	52,538
Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38 —	70,000	70,408

(continues	)	33

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	400,000	$454,348
Series 2011-LC1A C 144A 5.73% 11/10/46 #—	135,000	152,958
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.776% 11/25/49 #—	180,000	196,884
Series 2011-K13 B 144A 4.756% 1/25/48 #—	100,000	109,529
Series 2011-K15 B 144A 5.098% 8/25/44 #—	55,000	60,891
Series 2011-K703 B 144A 5.048% 7/25/44 #—	25,000	26,939
Series 2012-K18 B 144A 4.41% 1/25/45 #—	50,000	53,498
Series 2012-K19 B 144A 4.176% 5/25/45 #—	15,000	15,950
Series 2012-K22 B 144A 3.812% 8/25/45 #—	60,000	62,013
Series 2012-K22 C 144A 3.812% 8/25/45 #—	115,000	115,582
Series 2012-K707 B 144A 4.019% 1/25/47 #—	35,000	36,628
Series 2012-K708 B 144A 3.887% 2/25/45 #—	145,000	151,129
Series 2012-K708 C 144A 3.887% 2/25/45 #—	25,000	25,575
Series 2012-K711 B 144A 3.684% 8/25/45 #—	10,000	10,416
Series 2013-K26 C 144A 3.723% 12/25/45 #—	40,000	39,895
Series 2013-K30 C 144A 3.667% 6/25/45 #—	75,000	73,594
Series 2013-K31 C 144A 3.74% 7/25/46 #—	150,000	148,778
Series 2013-K33 B 144A 3.619% 8/25/46 #—	45,000	45,784
Series 2013-K33 C 144A 3.619% 8/25/46 #—	45,000	44,292
Series 2013-K712 B 144A 3.484% 5/25/45 #—	190,000	195,160
Series 2013-K712 C 144A 3.369% 5/25/45 #—	250,000	251,313
Series 2013-K713 B 144A 3.274% 4/25/46 #—	110,000	111,914
Series 2013-K713 C 144A 3.274% 4/25/46 #—	110,000	108,919
Series 2014-K716 C 144A 4.086% 8/25/47 #—	55,000	56,107

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	700,000	$735,519
GS Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 —	55,000	55,664
Series 2010-C1 C 144A 5.635% 8/10/43 #—	100,000	111,709
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	235,000	234,657
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	100,000	101,009
Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	165,000	166,005
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	143,680	143,589
Series 2014-C22 B 4.713% 9/15/47 —	30,000	32,462
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.666% 8/12/37 —	20,000	21,669
Series 2005-LDP5 D 5.568% 12/15/44 —	40,000	40,730
Series 2006-LDP8 AM 5.44% 5/15/45	120,000	125,953
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,722	3,783
Series 2006-C6 AJ 5.452% 9/15/39 —	85,000	88,865
Series 2006-C6 AM 5.413% 9/15/39	145,000	152,781
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	30,000	31,419
Series 2015-C22 A3 3.046% 5/15/46	55,000	55,311
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.363% 11/14/42 —	55,000	55,667
Series 2006-T21 AM 5.204% 10/12/52 —	55,000	56,237

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36 #	25,000	$26,383
WFRBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	60,000	64,867

Total Commercial Mortgage-Backed Securities (cost $6,330,244)		6,350,562

Convertible Bonds – 0.17%

Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	7,000	7,039
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	7,000	7,188
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	10,000	11,250
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	3,000	2,829
Chesapeake Energy 2.50% exercise price $47.77, expiration date 5/15/37	3,000	2,904
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	7,000	9,179
General Cable 4.50% exercise price $34.47, expiration date 11/15/29 f	12,000	9,187
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	4,000	17,660
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	6,000	6,105
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	7,000	8,772
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	4,000	8,828
Intel 3.25% exercise price $21.47, expiration date 8/1/39	6,000	9,788

	Principal	Value
	amount°	(U.S. $)

Convertible Bonds (continued)

Jefferies Group 3.875% exercise price $44.94, expiration date 10/31/29	8,000	$8,190
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	7,000	10,167
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	14,000	14,735
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	2,000	10,829
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	9,000	9,017
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	16,000	19,790
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	5,000	1,547
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	9,000	12,983
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	7,000	5,425
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 —	2,000	2,816

Total Convertible Bonds (cost $162,842)		196,228

Corporate Bonds – 40.46%

Banking – 4.55%
Bank of America 3.95% 4/21/25	195,000	192,454
4.75% 4/21/45	20,000	19,808
Bank of New York Mellon 2.15% 2/24/20	25,000	25,114
BB&T 5.25% 11/1/19	312,000	350,436
BBVA Banco Continental 144A 5.00% 8/26/22 #	40,000	43,000
BBVA Bancomer 144A 7.25% 4/22/20 #	100,000	113,500
BBVA Colombia 144A 4.875% 4/21/25 #	150,000	151,687
Citigroup 3.30% 4/27/25	145,000	143,892
City National 5.25% 9/15/20	70,000	80,385

(continues	)	35

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Banking (continued)
Compass Bank 3.875% 4/10/25	250,000	$244,827
Credit Suisse Group 144A 6.25% 12/29/49 #—	200,000	198,600
Export-Import Bank of China 144A 2.50% 7/31/19 #	200,000	202,357
Goldman Sachs Group 2.60% 4/23/20	340,000	341,826
5.20% 12/17/19	NZD 40,000	31,313
5.375% 12/29/49 —	210,000	210,053
ING Groep 6.50% 12/29/49 —	200,000	199,875
JPMorgan Chase 4.125% 12/15/26	285,000	290,775
5.30% 12/29/49 —	75,000	75,094
6.75% 1/29/49 —	15,000	16,459
KeyBank 5.45% 3/3/16	250,000	259,359
Morgan Stanley 3.95% 4/23/27	60,000	59,039
4.35% 9/8/26	95,000	96,995
MUFG Americas Holdings 2.25% 2/10/20	80,000	80,115
3.00% 2/10/25	175,000	170,702
Northern Trust 3.95% 10/30/25	40,000	42,560
PNC Bank 6.875% 4/1/18	250,000	285,741
PNC Preferred Funding Trust II 144A 1.493% 3/29/49 #—	100,000	92,250
Santander Holdings USA 3.45% 8/27/18	45,000	46,813
Santander UK 144A 5.00% 11/7/23 #	200,000	212,160
State Street 3.10% 5/15/23	65,000	65,456
SunTrust Banks 2.35% 11/1/18	75,000	76,261
SVB Financial Group 3.50% 1/29/25	120,000	118,524
US Bancorp 3.60% 9/11/24	40,000	41,531
US Bank 2.80% 1/27/25	250,000	247,451
USB Capital IX 3.50% 10/29/49 —	355,000	299,513
Wells Fargo 5.875% 12/29/49 —	45,000	47,869

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Banking (continued)
Zions Bancorp 4.50% 6/13/23	55,000	$57,249

		5,231,043

Basic Industry – 2.21%
ArcelorMittal 10.60% 6/1/19	90,000	108,675
CF Industries 5.375% 3/15/44	95,000	104,020
7.125% 5/1/20	125,000	150,443
Dow Chemical 8.55% 5/15/19	209,000	259,724
Freeport-McMoRan Oil & Gas 6.50% 11/15/20	29,000	30,884
Georgia-Pacific 144A 2.539% 11/15/19 #	15,000	15,149
8.00% 1/15/24	150,000	199,138
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	110,560
Glencore Funding 144A 2.875% 4/16/20 #	85,000	85,028
144A 4.00% 4/16/25 #	65,000	63,894
Grace (W.R.) 144A 5.125% 10/1/21 #	55,000	57,475
LyondellBasell Industries 4.625% 2/26/55	205,000	198,446
Methanex 4.25% 12/1/24	175,000	178,776
NOVA Chemicals 144A 5.00% 5/1/25 #	55,000	58,094
Novelis 8.75% 12/15/20	65,000	69,713
OCP 144A 4.50% 10/22/25 #	200,000	194,250
Potash of Saskatchewan 3.00% 4/1/25	135,000	133,616
PPG Industries 2.30% 11/15/19	290,000	293,960
Rockwood Specialties Group 4.625% 10/15/20	80,000	83,600
Weyerhaeuser 4.625% 9/15/23	130,000	142,583

		2,538,028

Brokerage – 0.24%
Jefferies Group 5.125% 1/20/23	70,000	72,699
6.45% 6/8/27	30,000	32,181
6.50% 1/20/43	15,000	14,968
Lazard Group 3.75% 2/13/25	125,000	121,983
6.85% 6/15/17	34,000	37,411

		279,242

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Capital Goods – 1.36%
AECOM 144A 5.875% 10/15/24 #	540,000	$560,731
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	265,000	257,713
Cemex 144A 4.375% 3/5/23 #	EUR 155,000	174,057
Crane 2.75% 12/15/18	20,000	20,538
4.45% 12/15/23	95,000	102,632
Ingersoll-Rand Global Holding 4.25% 6/15/23	145,000	154,507
Lockheed Martin 3.80% 3/1/45	50,000	48,301
Masco 4.45% 4/1/25	70,000	72,450
Parker-Hannifin 3.30% 11/21/24	10,000	10,392
Trinity Industries 4.55% 10/1/24	80,000	79,088
United Technologies 4.15% 5/15/45	85,000	85,792

		1,566,201

Communications – 5.80%
America Movil 5.00% 3/30/20	105,000	118,755
American Tower Trust I 144A 3.07% 3/15/23 #	65,000	65,183
AT&T 2.45% 6/30/20	80,000	80,007
3.40% 5/15/25	200,000	198,305
4.35% 6/15/45	175,000	162,369
4.50% 5/15/35	100,000	98,240
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #	400,000	443,428
CC Holdings GS V 3.849% 4/15/23	65,000	65,567
Columbus International 144A 7.375% 3/30/21 #	200,000	218,500
Cox Communications 144A 3.85% 2/1/25 #	40,000	40,599
Crown Castle Towers 144A 4.883% 8/15/20 #	275,000	301,883
CSC Holdings 144A 5.25% 6/1/24 #	470,000	490,563
Digicel Group 144A 8.25% 9/30/20 #	100,000	103,640
DISH DBS 5.00% 3/15/23	295,000	280,250

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Communications (continued)
Intelsat Luxembourg 8.125% 6/1/23	765,000	$704,037
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	203,500
MTS International Funding 144A 8.625% 6/22/20 #	100,000	109,124
Netflix 144A 5.875% 2/15/25 #	555,000	593,850
Orange 5.50% 2/6/44	110,000	126,985
SBA Tower Trust 144A 2.24% 4/16/18 #	45,000	44,982
144A 2.898% 10/15/19 #	60,000	60,557
SES 144A 3.60% 4/4/23 #	165,000	169,840
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	120,000	130,394
Sirius XM Radio 144A 6.00% 7/15/24 #	165,000	171,600
Sprint 7.125% 6/15/24	605,000	583,069
Telefonica Emisiones 6.421% 6/20/16	50,000	52,984
Telemar Norte Leste 144A 5.50% 10/23/20 #	100,000	89,750
Verizon Communications 4.40% 11/1/34	90,000	88,659
4.862% 8/21/46	355,000	359,347
5.15% 9/15/23	60,000	67,836
Viacom 4.85% 12/15/34	285,000	282,645
WPP Finance 2010 5.625% 11/15/43	135,000	156,487

		6,662,935

Consumer Cyclical – 3.57%
Alibaba Group Holding 144A 3.125% 11/28/21 #	400,000	400,573
Bed Bath & Beyond 4.915% 8/1/34	85,000	88,925
Cencosud 144A 5.15% 2/12/25 #	200,000	204,131
Delphi 4.15% 3/15/24	145,000	153,828
Ford Motor Credit 3.664% 9/8/24	225,000	230,241
General Motors Financial 3.15% 1/15/20	140,000	141,211
3.45% 4/10/22	95,000	94,481
4.00% 1/15/25	95,000	95,774
4.375% 9/25/21	65,000	69,136

(continues	)	37

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Host Hotels & Resorts 3.75% 10/15/23	220,000	$221,226
4.75% 3/1/23	75,000	80,308
5.875% 6/15/19	40,000	41,363
Hyundai Capital America 144A 2.55% 2/6/19 #	75,000	76,163
International Game Technology 5.35% 10/15/23	110,000	110,435
INVISTA Finance 144A 4.25% 10/15/19 #	80,000	79,360
Magna International 3.625% 6/15/24	115,000	116,606
Marriott International 3.375% 10/15/20	50,000	52,150
MGM Resorts International 6.00% 3/15/23	280,000	291,375
Priceline Group 3.65% 3/15/25	210,000	214,431
QVC 4.375% 3/15/23	210,000	212,698
5.45% 8/15/34	120,000	116,156
Signet UK Finance 4.70% 6/15/24	105,000	109,318
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	290,000	289,733
4.50% 10/1/34	30,000	29,785
TRW Automotive 144A 4.45% 12/1/23 #	180,000	182,925
Walgreens Boots Alliance 3.80% 11/18/24	385,000	395,456

		4,097,788

Consumer Non-Cyclical – 5.43%
Actavis Funding SCS 3.45% 3/15/22	100,000	101,758
3.80% 3/15/25	160,000	162,048
AmerisourceBergen 3.25% 3/1/25	75,000	75,609
Amgen 2.70% 5/1/22	80,000	79,441
3.125% 5/1/25	115,000	113,871
Becton Dickinson 3.734% 12/15/24	55,000	56,905
6.375% 8/1/19	120,000	139,702
Boston Scientific 2.65% 10/1/18	55,000	56,118

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Boston Scientific 6.00% 1/15/20	85,000	$97,740
BRF 144A 3.95% 5/22/23 #	200,000	193,640
Campbell Soup 3.30% 3/19/25	140,000	141,257
CDK Global 144A 4.50% 10/15/24 #	80,000	82,613
Celgene 3.25% 8/15/22	425,000	435,363
3.95% 10/15/20	85,000	91,539
Community Health Systems 6.875% 2/1/22	540,000	575,775
Constellation Brands 4.25% 5/1/23	20,000	20,625
EMD Finance 144A 2.95% 3/19/22 #	70,000	71,129
144A 3.25% 3/19/25 #	140,000	141,028
Express Scripts Holding 2.25% 6/15/19	60,000	60,110
3.50% 6/15/24	140,000	142,236
Gilead Sciences 3.50% 2/1/25	185,000	192,100
JBS Investments 144A 7.75% 10/28/20 #	200,000	217,800
Medtronic 144A 3.15% 3/15/22 #	160,000	165,425
144A 3.50% 3/15/25 #	360,000	372,739
Merck 2.35% 2/10/22	95,000	94,591
Omnicare 5.00% 12/1/24	375,000	410,625
Pernod-Ricard 144A 5.75% 4/7/21 #	150,000	173,214
Perrigo Finance 3.50% 12/15/21	400,000	409,685
Smucker (J.M.) 144A 3.00% 3/15/22 #	35,000	35,182
144A 3.50% 3/15/25 #	180,000	181,631
144A 4.25% 3/15/35 #	50,000	49,827
Thermo Fisher Scientific 2.40% 2/1/19	385,000	389,575
Zimmer Holdings 3.15% 4/1/22	45,000	45,347
3.55% 4/1/25	145,000	145,460
4.625% 11/30/19	120,000	131,883
Zoetis 3.25% 2/1/23	395,000	392,824

		6,246,415

Electric – 5.00%
AES 5.50% 4/15/25	110,000	108,900

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
AES Gener 144A 5.25% 8/15/21 #	200,000	$216,832
Ameren Illinois
3.25% 3/1/25	300,000	309,714
9.75% 11/15/18	295,000	372,808
American Transmission Systems 144A 5.25% 1/15/22 #	50,000	56,713
Berkshire Hathaway Energy 3.75% 11/15/23	345,000	364,865
CenterPoint Energy 5.95% 2/1/17	5,000	5,406
Cleveland Electric Illuminating 5.50% 8/15/24	75,000	89,474
CMS Energy 6.25% 2/1/20	35,000	41,021
ComEd Financing III 6.35% 3/15/33	60,000	61,971
Dynegy 144A 7.625% 11/1/24 #	825,000	891,000
Electricite de France 144A
4.60% 1/27/20 #	45,000	49,977
144A 5.25% 1/29/49 #—	100,000	105,000
Enel 144A 8.75% 9/24/73 #—	200,000	241,700
Entergy Louisiana 4.05% 9/1/23	315,000	342,539
Great Plains Energy 4.85% 6/1/21	35,000	38,848
Indiana Michigan Power 3.20% 3/15/23	10,000	10,230
Integrys Energy Group 6.11% 12/1/66 —	90,000	88,345
IPALCO Enterprises 5.00% 5/1/18	35,000	37,450
ITC Holdings 3.65% 6/15/24	155,000	159,851
LG&E & KU Energy 4.375% 10/1/21	165,000	181,191
Metropolitan Edison 144A 4.00% 4/15/25 #	110,000	114,014
National Rural Utilities Cooperative Finance 2.85% 1/27/25	130,000	129,878
4.75% 4/30/43 —	70,000	70,385
NextEra Energy Capital Holdings 3.625% 6/15/23	440,000	456,916
NV Energy 6.25% 11/15/20	75,000	88,385
Pennsylvania Electric 5.20% 4/1/20	140,000	155,483

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Public Service of New Hampshire 3.50% 11/1/23	45,000	$47,539
Public Service of Oklahoma 5.15% 12/1/19	325,000	365,572
Puget Energy 6.00% 9/1/21	30,000	35,472
SCANA 4.125% 2/1/22	95,000	98,802
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	285,000	295,134
Wisconsin Energy 6.25% 5/15/67 —	110,000	109,725

		5,741,140

Energy – 4.04%
Chevron 1.961% 3/3/20	115,000	115,589
2.411% 3/3/22	65,000	65,231
Cimarex Energy 4.375% 6/1/24	55,000	55,963
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,510
Continental Resources 4.50% 4/15/23	195,000	196,634
Dominion Gas Holdings 3.60% 12/15/24	270,000	281,995
Energy Transfer Partners
4.05% 3/15/25	170,000	170,393
4.90% 3/15/35	65,000	63,657
Ensco 4.70% 3/15/21	85,000	87,417
Exxon Mobil
2.397% 3/6/22	70,000	70,586
2.709% 3/6/25	170,000	171,119
Kinder Morgan 144A 5.00% 2/15/21 #	65,000	70,210
Kinder Morgan Energy Partners 9.00% 2/1/19	115,000	139,734
Newfield Exploration 5.625% 7/1/24	50,000	53,250
Noble Energy
3.90% 11/15/24	45,000	46,162
5.05% 11/15/44	65,000	67,806
Noble Holding International 4.00% 3/16/18	20,000	20,440
ONEOK Partners 3.80% 3/15/20	55,000	56,752
Petrobras Global Finance 3.00% 1/15/19	30,000	28,095
4.875% 3/17/20	130,000	125,577

(continues	)	39

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Petroleos Mexicanos 144A 4.25% 1/15/25 #	30,000	$30,255
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	201,676
Pride International 6.875% 8/15/20	180,000	206,530
QEP Resources 5.375% 10/1/22	405,000	412,087
Regency Energy Partners 5.875% 3/1/22	40,000	44,900
Sunoco Logistics Partners Operations 3.45% 1/15/23	210,000	206,079
Talisman Energy 5.50% 5/15/42	150,000	147,189
Valero Energy 3.65% 3/15/25	95,000	96,249
4.90% 3/15/45	60,000	60,984
Weatherford International 4.50% 4/15/22	65,000	62,573
Whiting Petroleum 5.00% 3/15/19	405,000	406,013
Williams Partners 4.00% 9/15/25	290,000	286,569
Woodside Finance
144A 3.65% 3/5/25 #	100,000	99,173
144A 8.75% 3/1/19 #	140,000	171,942
YPF
144A 8.50% 7/28/25 #	55,000	55,894
144A 8.75% 4/4/24 #	30,000	31,383
144A 8.875% 12/19/18 #	30,000	31,837

		4,637,453

Financials – 0.92%
Affiliated Managers Group 3.50% 8/1/25	105,000	104,008
CME Group 3.00% 3/15/25	95,000	95,586
General Electric Capital
2.10% 12/11/19	130,000	132,420
2.20% 1/9/20	175,000	177,471
5.55% 5/4/20	10,000	11,653
6.00% 8/7/19	90,000	105,264
7.125% 12/29/49 —	100,000	116,625
Hutchison Whampoa International 14 144A 3.625% 10/31/24 #	200,000	203,852
SUAM Finance 144A 4.875% 4/17/24 #	100,000	105,150

		1,052,029

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance – 2.09%
American International Group 3.875% 1/15/35	260,000	$254,003
4.125% 2/15/24	155,000	166,988
Berkshire Hathaway Finance 2.90% 10/15/20	65,000	68,320
Chubb 6.375% 3/29/67 —	85,000	90,525
Five Corners Funding Trust 144A 4.419% 11/15/23 #	300,000	320,724
Highmark
144A 4.75% 5/15/21 #	40,000	41,948
144A 6.125% 5/15/41 #	15,000	15,536
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	27,554
MetLife 3.60% 4/10/24	380,000	397,108
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	235,000	238,429
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	90,000	92,026
144A 4.125% 11/1/24 #	460,000	483,009
Voya Financial 5.65% 5/15/53 —	45,000	47,363
XLIT
4.45% 3/31/25	120,000	121,041
6.50% 10/29/49 —	45,000	39,713

		2,404,287

Natural Gas – 0.77%
Enbridge Energy Partners 8.05% 10/1/37 —	100,000	104,250
Energy Transfer Partners 9.70% 3/15/19	59,000	73,938
EnLink Midstream Partners 5.05% 4/1/45	165,000	165,609
Enterprise Products Operating 4.05% 2/15/22	120,000	127,136
7.034% 1/15/68 —	120,000	130,350
Plains All American Pipeline 8.75% 5/1/19	100,000	124,243
TransCanada PipeLines 6.35% 5/15/67 —	170,000	164,475

		890,001

Real Estate – 1.23%
AvalonBay Communities 3.50% 11/15/24	370,000	379,130
Carey (W.P.) 4.60% 4/1/24	55,000	57,024

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
CBL & Associates
4.60% 10/15/24	120,000	$120,980
5.25% 12/1/23	15,000	15,939
Corporate Office Properties
3.60% 5/15/23	45,000	43,441
5.25% 2/15/24	55,000	59,427
DDR
7.875% 9/1/20	165,000	204,654
9.625% 3/15/16	105,000	112,551
Education Realty Operating Partnership 4.60% 12/1/24	110,000	114,609
Excel Trust 4.625% 5/15/24	40,000	40,012
Hospitality Properties Trust 4.50% 3/15/25	65,000	66,237
Omega Healthcare Investors 144A 4.50% 4/1/27 #	105,000	103,357
Regency Centers 5.875% 6/15/17	93,000	101,375

		1,418,736

Technology – 1.63%
Apple 3.45% 2/9/45	30,000	26,899
Baidu 2.75% 6/9/19	200,000	202,483
Microsoft 3.75% 2/12/45	135,000	128,234
Molex Electronic Technologies 144A
2.878% 4/15/20 #	130,000	130,353
144A 3.90% 4/15/25 #	95,000	95,146
Motorola Solutions 4.00% 9/1/24	215,000	215,975
NetApp 3.25% 12/15/22	55,000	54,446
Oracle
2.50% 5/15/22	70,000	69,638
2.95% 5/15/25	220,000	218,094
3.25% 5/15/30	115,000	113,321
4.125% 5/15/45	120,000	118,558
4.30% 7/8/34	30,000	31,232
Seagate HDD Cayman
144A 4.75% 1/1/25 #	235,000	241,478
144A 5.75% 12/1/34 #	20,000	21,231
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	206,012

		1,873,100

Transportation – 1.62%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	65,000	65,813

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	33,974	$35,163
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	100,000	101,375
Aviation Capital Group 144A 6.75% 4/6/21 #	65,000	75,588
Brambles USA 144A 5.35% 4/1/20 #	120,000	134,412
Burlington Northern Santa Fe 3.40% 9/1/24	280,000	289,381
4.15% 4/1/45	155,000	156,952
HPHT Finance 15 144A 2.875% 3/17/20 #	200,000	202,837
Norfolk Southern 3.85% 1/15/24	345,000	366,443
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN 2,000,000	128,092
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	30,000	31,800
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	70,000	73,150
United Parcel Service 5.125% 4/1/19	175,000	198,208

		1,859,214

Total Corporate Bonds (cost $45,696,540)		46,497,612

Municipal Bonds – 0.85%

Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	65,000	73,521
California State Various Purpose 5.00% 3/1/45	110,000	124,901
Golden State, California Tobacco Securitization Enhanced Asset-Backed Series A 5.00% 6/1/40	195,000	216,171
5.00% 6/1/45	60,000	66,461

(continues	)	41

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Golden State, California Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	25,000	$19,968
5.75% 6/1/47	25,000	21,735
Maryland State Local Facilities 2nd Loan Series A 5.00% 8/1/21	30,000	36,169
New Jersey State Transportation Trust Fund (Transportation Program) Series AA 5.00% 6/15/44	40,000	41,540
New York City, New York Series I 5.00% 8/1/22	20,000	23,979
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	95,000	106,875
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	30,000	34,142
Texas Private Activity Bond Surface Transportation Revenue Bond (Senior Lien NTC Mobility Partners Segments 3) 6.75% 6/30/43 (AMT)	20,000	24,348
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	165,000	189,709

Total Municipal Bonds (cost $982,576)		979,519

Non-Agency Asset-Backed Securities – 6.13%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	105,949
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	175,000	175,650
Series 2013-2 A 0.632% 4/15/18 —	100,000	100,068
American Express Credit Account Master Trust
Series 2012-3 B 0.682% 3/15/18 —	100,000	99,995
Series 2013-2 A 0.602% 5/17/21 —	100,000	100,345

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

American Express Credit Account Master Trust
Series 2014-1 A 0.552% 12/15/21 —	300,000	$299,362
Series 2014-3 A 1.49% 4/15/20	100,000	100,741
ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18 #	100,000	99,937
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	103,029
Series 2013-1A A 144A 1.92% 9/20/19 #	100,000	99,935
BA Credit Card Trust Series 2014-A3 A 0.472% 1/15/20 —	135,000	135,097
Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20 #	115,000	115,544
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	44,049	44,220
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.232% 11/15/19 —	100,000	99,618
Series 2007-A2 A2 0.262% 12/16/19 —	100,000	99,655
Series 2014-A4 A 0.535% 6/15/22 —	80,000	80,147
Chase Issuance Trust
Series 2014-A5 A5 0.552% 4/15/21 —	115,000	115,046
Series 2015-A4 A 1.84% 4/15/22	125,000	125,000
Citibank Credit Card Issuance Trust Series 2013-A4 A4 0.602% 7/24/20 —	350,000	350,933
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.948% 11/25/36 f	300,000	299,078
DB Master Finance Series 2015-1A A2I 144A 3.262% 2/20/45 #	65,000	65,450

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Dell Equipment Finance Trust Series 2014-1 A3 144A 0.94% 6/22/20 #	100,000	$100,004
Discover Card Execution Note Trust
Series 2015-A1 A1 0.532% 8/17/20 —	450,000	450,901
Series 2015-A2 A 1.90% 10/17/22	100,000	99,970
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 9/9/31 #	100,000	100,354
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	80,000	79,992
Ford Credit Floorplan Master Owner Trust A Series 2013-3 B 1.14% 6/15/17	50,000	50,042
GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.631% 10/20/19 —	825,000	824,795
Golden Credit Card Trust
Series 2014-2A A 144A 0.632% 3/15/21 #—	450,000	448,776
Series 2015-2A A 144A 2.02% 4/15/22 #	165,000	164,406
GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17 #	100,000	99,906
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	49,500	49,362
Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17 #	100,000	100,090
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #—	2,455	2,449
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	11,149	11,836
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	100,000	99,581
NextGear Floorplan Master Owner Trust Series 2014-1A A 144A 1.92% 10/15/19 #	285,000	286,183

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Nissan Auto Lease Trust Series 2014-A A4 1.04% 10/15/19	145,000	$145,123
PFS Financing Series 2015-AA A 144A 0.826% 4/15/20 #—	100,000	99,934
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,998
Series 2014-1 A 1.61% 11/15/20	105,000	105,300
Trade MAPS 1
Series 2013-1A A 144A 0.881% 12/10/18 #—	250,000	249,904
Series 2013-1A B 144A 1.431% 12/10/18 #—	250,000	250,119
Volkswagen Auto Lease Trust Series 2015-A A3 1.25% 12/20/17	85,000	85,253
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	50,000	49,930
Series 2014-1A B 144A 1.66% 11/16/20 #	100,000	99,826
World Financial Network Credit Card Master Trust Series 2015-A A 0.703% 2/15/22 —	75,000	75,004

Total Non-Agency Asset-Backed Securities (cost $7,014,109)		7,043,837

Non-Agency Collateralized Mortgage Obligations – 0.35%

American Tower Trust I Series 13 1A 144A 1.551% 3/15/43 #	30,000	29,972
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.437% 6/25/29 #—	94,023	95,250
Series 2014-2 B2 144A 3.437% 6/25/29 #—	94,023	93,707
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.705% 9/25/43 #—	96,676	94,165
Series 2014-2 A4 144A 3.50% 7/25/44 #—	86,354	88,135

Total Non-Agency Collateralized Mortgage Obligations (cost $401,419)		401,229

(continues	)	43

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Senior Secured Loans – 6.73%«

Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	115,863	$114,633
Aramark Tranche E 3.25% 9/7/19	72,750	73,152
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	105,000	106,313
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	147,939	148,944
Calpine Construction Finance Tranche B 3.00% 5/3/20	147,375	146,841
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/16/22	120,000	120,000
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	382,113	383,944
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	410,000	415,861
Drillships Financing Holding Tranche B1 6.00% 3/31/21	47,038	38,241
Emdeon 1st Lien 3.75% 11/2/18	105,683	106,212
Energy Transfer Equity 1st Lien 3.25% 12/2/19	125,000	124,699
FCA Tranche B 1st Lien 3.50% 5/24/17	191,732	192,330
First Data Tranche B 1st Lien 4.182% 3/24/21	84,068	84,745
HCA Tranche B4 3.025% 5/1/18	492,500	493,924
HCA Tranche B5 1st Lien 2.934% 3/31/17	124,110	124,510
HD Supply Tranche B 4.00% 6/28/18	192,572	193,583
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	282,708	284,083
Houghton International 1st Lien 4.00% 12/20/19	190,613	191,149
Houghton International 2nd Lien 9.50% 12/21/20	125,000	125,469
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	29,103	29,263
Immucor Tranche B2 5.00% 8/19/18	184,479	185,402
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	343,958	344,302
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21	521,063	522,474

		Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Kinetic Concepts Tranche E1 4.50% 5/4/18		198,992	$200,651
Landry’s Tranche B 4.00% 4/24/18		165,646	166,640
Level 3 Financing Tranche B 4.00% 1/15/20		250,000	251,250
Neiman Marcus 1st Lien 4.25% 10/25/20		175,000	175,706
Numericable SFR 4.50% 5/21/20		152,422	153,886
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		131,866	132,574
Rite Aid 2nd Lien 4.875% 6/21/21		550,000	552,406
Scientific Games International 6.00% 10/18/20		192,563	194,729
Sensus 4.50% 5/9/17		198,967	198,842
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		200,637	201,389
Stena 1st Lien 4.00% 3/3/21		311,850	285,830
Univision Communications Tranche C4 4.00% 3/1/20		161,575	161,821
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		48,881	49,033
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		159,961	160,592
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17		42,960	30,797
Zayo Group Tranche B 1st Lien 3.75% 7/2/19		265,459	266,040

Total Senior Secured Loans (cost $7,744,307)			7,732,260

Sovereign Bonds – 1.87%Δ

Armenia – 0.18%
Republic of Armenia 144A 7.15% 3/26/25 #		200,000	204,000

			204,000

Australia – 0.02%
Australia Government Bond 3.25% 4/21/25	AUD	34,000	28,328

			28,328

		Principal amount	Value (U.S. $)

Sovereign BondsΔ (continued)

Brazil – 0.08%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	140,000	$44,313
10.00% 1/1/23	BRL	150,000	43,733

			88,046

Chile – 0.08%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	87,775

			87,775

Colombia – 0.20%
Colombia Government
International Bond
4.375% 3/21/23	COP	30,000,000	11,776
5.00% 6/15/45		200,000	203,000
9.85% 6/28/27	COP	29,000,000	16,022

			230,798

Dominican Republic – 0.09%
Dominican Republic International Bond 144A 6.85% 1/27/45 #		100,000	105,000

			105,000

Germany – 0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	33,000	37,526

			37,526

Indonesia – 0.23%
Indonesia Government International Bond 144A 4.625% 4/15/43 #		200,000	195,000
Indonesia Treasury Bond 8.375% 3/15/24	IDR	923,000,000	74,499

			269,499

Italy – 0.12%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	122,000	139,377

			139,377

Mexico – 0.07%
Mexican Bonos 7.50% 6/3/27	MXN	1,102,000	80,084

			80,084

		Principal amount	Value (U.S. $)

Sovereign BondsΔ (continued)

Norway – 0.17%
Kommunalbanken 144A 2.125% 4/23/25 #		200,000	$196,599

			196,599

Peru – 0.06%
Peruvian Government International Bond 144A 6.95% 8/12/31 #	PEN	200,000	66,251

			66,251

Senegal – 0.17%
Senegal Government International Bond 144A 6.25% 7/30/24 #		200,000	198,040

			198,040

South Africa – 0.10%
South Africa Government Bonds 8.00% 1/31/30	ZAR	1,361,000	110,794

			110,794

Turkey – 0.17%
Turkey Government International Bond 4.25% 4/14/26		200,000	194,658

			194,658

United Kingdom – 0.07%
United Kingdom Gilt 3.25% 1/22/44	GBP	42,900	75,307

			75,307

Uruguay – 0.03%
Uruguay Government International Bond 5.10% 6/18/50		31,000	31,636

			31,636

Total Sovereign Bonds (cost $2,152,873)			2,143,718

Supranational Banks – 0.15%

European Bank for Reconstruction & Development
6.00% 3/3/16	INR	1,800,000	28,114
7.375% 4/15/19	IDR	360,000,000	27,311
Inter-American Development Bank
6.00% 9/5/17	INR	3,900,000	60,822
7.25% 7/17/17	IDR	360,000,000	27,227

(continues	)	45

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal amount	Value (U.S. $)

Supranational Banks (continued)

International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	40,000	$31,820

Total Supranational Banks (cost $184,644)			175,294

U.S. Treasury Obligations – 6.25%

U.S. Treasury Bond
2.50% 2/15/45 ¥		3,110,000	2,954,985
U.S. Treasury Note
1.375% 3/31/20		2,595,000	2,586,891
2.00% 2/15/25		975,000	971,116
2.25% 11/15/24		35,000	35,651
5.25% 2/15/29		475,000	639,914

Total U.S. Treasury Obligations (cost $7,296,476)			7,188,557

		Number of shares

Common Stock – 0.00%

HealthSouth		121	5,469

Total Common Stock (cost $3,966)			5,469

Convertible Preferred Stock – 0.02%

ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15		125	2,148
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		1	1,153
Chesapeake Energy 144A 5.75% exercise price $26.10, expiration date 12/31/49 #		4	3,453
Dominion Resources 6.125% exercise price $65.06, expiration date 4/1/16		60	3,400
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16		120	4,216

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	79	$3,357
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	7	8,531

Total Convertible Preferred Stock (cost $35,558)		26,258

Preferred Stock – 0.35%

Alabama Power 5.625%	1,855	46,561
Bank of America 6.10% —	70,000	71,575
Integrys Energy Group 6.00% —	1,950	53,371
Morgan Stanley 5.55% —	165,000	166,237
National Retail Properties 5.70%	1,225	29,731
Public Storage 5.20%	1,200	28,920

Total Preferred Stock (cost $389,654)		396,395

	Principal amount°

Short-Term Investments – 17.60%

Repurchase Agreements – 17.60%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $7,170,978 (collateralized by U.S. government obligations 0.25%-2.00% 8/31/21-1/15/25; market value $7,314,385)	7,170,966	7,170,966
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $5,975,818 (collateralized by U.S. government obligations 0.00%-9.125% 2/4/16-7/15/24; market value $6,095,323)	5,975,805	5,975,805

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $7,080,249 (collateralized by U.S. government obligations 0.00%-2.00% 8/6/15-11/15/42; market value $7,221,834)	7,080,229	$7,080,229

Total Short-Term Investments (cost $20,227,000)		20,227,000

Total Value of Securities – 113.46% (cost $129,284,727)		$130,403,672

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $22,213,750, which represents 19.33% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
—	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	IDR	(1,552,664,012)	USD	117,876	6/12/15	$(415)
BAML	ZAR	(848,090)	USD	69,768	6/12/15	(1,021)
BNYM	BRL	69,096	USD	(23,797)	5/4/15	(884)
JPMC	COP	(35,926,244)	USD	14,750	6/12/15	(270)
JPMC	GBP	(69,228)	USD	104,987	6/12/15	(1,256)
UBS	ZAR	366,922	USD	(31,143)	5/4/15	(314)

						$(4,160)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
18	U.S. Treasury 5 yr Notes	$2,158,661 $	2,162,391	7/1/15	$3,730
(98)	U.S. Treasury 10 yr Notes	(12,603,183)	(12,580,750)	6/22/15	22,433

		$(10,444,522)			$26,163

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

(continues	)	47

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNYM – BNY Mellon

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

DB – Deutsche Bank

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMC – JPMorgan Chase Bank

LB – Lehman Brothers

MASTR – Mortgage Asset Securitization Transactions, Inc.

MXN – Mexican Peso

NZD – New Zealand Dollar

PEN – Peruvian Sol

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The International Equity Portfolio

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.68%Δ

Australia – 1.30%
QBE Insurance Group	481,116	$5,189,851

		5,189,851

Belgium – 0.00%
Ageas VVPR Strip «=†	36,617	0

		0

China – 1.77%
China Mobile	494,000	7,055,898

		7,055,898

Denmark – 0.12%
ISS	14,812	500,202

		500,202

France – 8.99%
Cie de Saint-Gobain	181,321	8,237,943
GDF Suez VVPR Strip =†	162,519	0
Orange	58,612	965,117
Sanofi	121,340	12,347,410
Societe Generale	90,518	4,524,010
TOTAL	130,700	7,075,194
Vallourec	113,282	2,670,451

		35,820,125

Germany – 8.58%
Daimler	62,488	6,006,147
Deutsche Telekom	698,913	12,842,470
RWE	276,143	6,859,859
SAP	112,146	8,471,673

		34,180,149

Israel – 1.83%
Teva Pharmaceutical Industries ADR	120,789	7,298,071

		7,298,071

Italy – 2.31%
Eni	480,130	9,208,837

		9,208,837

Japan – 17.70%
Canon	320,600	11,430,903
Honda Motor	333,700	11,187,419
Hoya	98,000	3,777,008
Kao	135,400	6,484,173
Kirin Holdings	556,200	7,361,979
NTT DOCOMO	244,200	4,325,391
Seven & I Holdings	110,373	4,744,311

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan (continued)
Takeda Pharmaceutical	212,600	$10,915,108
Tokio Marine Holdings	225,352	9,186,634
Tokyo Electron	20,100	1,101,728

		70,514,654

Netherlands – 5.77%
Koninklijke Ahold	532,223	10,308,147
Reed Elsevier	197,593	4,763,948
Royal Dutch Shell Class A	250,174	7,929,842

		23,001,937
Norway – 0.12%
Telenor	20,607	465,450

		465,450

Singapore – 5.86%
Jardine Matheson Holdings	62,815	3,880,896
Sembcorp Industries	1,392,000	4,743,619
Singapore Telecommuni-cations	2,405,502	8,037,916
United Overseas Bank	360,842	6,662,689

		23,325,120

Spain – 6.64%
Banco Santander	447,399	3,381,539
Iberdrola	1,797,231	12,025,640
Telefonica	724,891	11,029,724

		26,436,903

Sweden – 3.38%
Ericsson Class B	371,195	4,058,875
TeliaSonera	1,511,112	9,392,921

		13,451,796

Switzerland – 13.19%
ABB †	525,090	11,503,537
Nestle	133,738	10,373,735
Novartis	109,019	11,125,423
Syngenta	27,806	9,302,722
Zurich Insurance Group †	33,143	10,227,508

		52,532,925

Taiwan – 1.04%
Taiwan Semiconductor Manufacturing ADR	168,932	4,128,698

		4,128,698

United Kingdom – 20.08%
Amec Foster Wheeler	452,222	6,332,267

(continues	)	49

Schedules of investments

Delaware Pooled® Trust — The International Equity Portfolio

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United Kingdom (continued)
BG Group	526,964	$9,546,123
BP	1,158,534	8,356,627
G4S	1,360,984	6,105,315
GlaxoSmithKline	499,507	11,538,088
National Grid	732,888	9,860,760
Pearson	215,023	4,345,800
Tesco	2,481,271	8,364,366
Unilever	262,597	11,511,933
Vodafone Group	1,137,399	4,007,686

		79,968,965

Total Common Stock (cost $342,032,751)		393,079,581

	Principal amount°

Short-Term Investments – 0.71%

Discount Notes – 0.14%≠
Federal Home Loan Bank
0.05% 6/1/15	174,290	174,284
0.065% 6/5/15	77,165	77,163
0.08% 7/17/15	129,126	129,112
0.08% 7/22/15	172,168	172,149

		552,708

Repurchase Agreements – 0.57%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $800,872 (collateralized by U.S. government obligations 0.25%-2.00% 8/31/21–1/15/25; market value $816,888)	800,871	800,871
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $667,394 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $680,740)	667,392	667,392

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $790,739 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $806,552)	790,737	$790,737

		2,259,000

Total Short-Term Investments (cost $2,811,684)		2,811,708

Total Value of Securities – 99.39% (cost $344,844,435)		$395,891,289

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 12 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	31,323	USD	(35,025)	5/4/15	$137
SSB	JPY	(51,618,808)	USD	434,198	5/7/15	1,851

						$1,988

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

EUR – European Monetary Unit

JPY – Japanese Yen

SSB – State Street Bank

USD – U.S. Dollar

VVPR Strip – Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

51

Schedules of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.80%Δ

Australia – 1.35%
QBE Insurance Group	485,863	$5,241,057

		5,241,057

Belgium – 0.00%
Ageas VVPR Strip «=†	15,275	0

		0

France – 9.37%
Cie de Saint-Gobain	188,773	8,576,509
GDF Suez VVPR Strip =†	101,871	0
Orange	57,440	945,818
Sanofi	118,876	12,096,677
Societe Generale	92,738	4,634,964
TOTAL	137,517	7,444,219
Vallourec	113,996	2,687,282

		36,385,469

Germany – 8.94%
Daimler	59,448	5,713,951
RWE	270,620	6,722,658
SAP	111,951	8,456,942
Telefonica Deutschland Holding	2,227,004	13,797,820

		34,691,371

Israel – 1.85%
Teva Pharmaceutical Industries ADR	118,800	7,177,896

		7,177,896

Japan – 18.70%
Canon	311,300	11,099,314
Honda Motor	327,000	10,962,799
Hoya	102,100	3,935,026
Kao	135,800	6,503,328
Kirin Holdings	603,400	7,986,728
NTT DOCOMO	248,000	4,392,698
Seven & I Holdings	125,500	5,394,535
Takeda Pharmaceutical	222,400	11,418,250
Tokio Marine Holdings	225,500	9,192,668
Tokyo Electron	31,100	1,704,665

		72,590,011

Netherlands – 6.37%
Koninklijke Ahold	509,607	9,870,118
Reed Elsevier	193,371	4,662,156
Royal Dutch Shell Class A	321,758	10,198,862

		24,731,136

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Norway – 0.12%
Telenor	19,660	$444,060

		444,060

Singapore – 5.70%
Sembcorp Industries	1,328,100	4,525,863
Singapore Telecommunications	3,313,000	11,070,295
United Overseas Bank	354,019	6,536,708

		22,132,866

Spain – 6.80%
Banco Santander	417,384	3,154,679
Iberdrola	1,654,594	11,071,227
Telefonica	800,499	12,180,152

		26,406,058

Sweden – 3.46%
Ericsson Class B	419,426	4,586,263
TeliaSonera	1,419,751	8,825,031

		13,411,294

Switzerland – 13.26%
ABB †	519,249	11,375,574
Nestle	130,987	10,160,346
Novartis	108,917	11,115,014
Syngenta	26,499	8,865,455
Zurich Insurance Group †	32,228	9,945,151

		51,461,540

United Kingdom – 22.88%
Amec Foster Wheeler	493,288	6,907,296
BG Group	761,026	13,786,231
BP	1,756,874	12,672,516
G4S	1,376,556	6,175,171
GlaxoSmithKline	505,205	11,669,706
National Grid	728,632	9,803,497
Pearson	195,445	3,950,112
Sainsbury (J.)	479,960	1,995,906
Tesco	1,851,180	6,240,329
Unilever	265,976	11,660,064
Vodafone Group	1,123,380	3,958,282

		88,819,110

Total Common Stock (cost $341,934,113)		383,491,868

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.42%

Discount Notes – 0.32%≠
Federal Home Loan Bank
0.05% 6/1/15	607,258	$607,238
0.065% 6/5/15	268,859	268,849
0.075% 6/4/15	97,447	97,444
0.075% 6/29/15	97,447	97,441
0.095% 7/14/15	185,149	185,130

		$1,256,102
Repurchase Agreements – 0.10%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $132,238 (collateralized by U.S. government obligations 0.25%-2.00% 8/31/21-1/15/25; market value $134,882)	132,238	132,238
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $110,198 (collateralized by U.S. government obligations 0.00%-9.125% 2/4/16-7/15/24; market value $112,402)	110,198	110,198
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $130,565 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $133,176)	130,564	130,564

		373,000

Total Short-Term Investments (cost $1,629,062)		1,629,102

Total Value of Securities – 99.22% (cost $343,563,175)		$385,120,970

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 13 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
SSB	JPY(24,664,380)	USD 206,697	5/1/15	$126
SSB	JPY(40,668,643)	USD 342,089	5/7/15	1,459

				$1,585

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

JPY – Japanese Yen

SSB – State Street Bank

USD – U.S. Dollar

VVPR Strip – Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

53

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.49%Δ

Brazil – 6.68%
Ambev ADR	409,500	$2,592,135
CCR	931,200	5,118,268
Cielo	294,870	4,059,164
CPFL Energia	319,366	2,075,688
EcoRodovias Infraestrutura e Logistica	389,200	1,146,512
Transmissora Alianca de Energia Eletrica	302,700	1,991,494
Vale ADR	72,700	558,336

		17,541,597

Chile – 3.23%
Banco Santander Chile ADR	63,870	1,393,005
Cia Cervecerias Unidas	172,229	1,874,569
Enersis ADR	293,900	5,222,603

		8,490,177

China – 18.36%■
Beijing Enterprises Holdings	394,499	3,605,189
Belle International Holdings	4,150,515	5,327,036
China BlueChemical Class H	3,945,000	1,756,992
China Huishan Dairy Holdings	10,140,000	2,161,651
China Mobile	493,000	7,041,614
China Resources Power Holdings	2,220,000	6,696,923
Golden Eagle Retail Group	1,960,000	2,935,246
Hengan International Group	314,500	3,879,939
Huabao International Holdings	3,110,000	3,493,264
Jiangsu Expressway Class H	3,230,000	4,434,851
Mindray Medical International ADR	141,779	4,378,136
Sands China	611,600	2,493,104

		48,203,945

Colombia – 0.35%
Bancolombia ADR	20,500	928,035

		928,035

India – 9.04%
Axis Bank	373,227	3,330,000
Bajaj Auto	139,228	4,264,887
Cairn India	1,090,523	3,663,220
Housing Development Finance	237,847	4,372,496
Infosys	81,192	2,477,089
Infosys ADR	80,000	2,478,400
Larsen & Toubro	80,155	2,051,966

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

India (continued)
Rural Electrification	224,576	$1,099,897

		23,737,955

Indonesia – 3.79%
Bank Mandiri Persero	4,424,800	3,639,580
Bank Rakyat Indonesia Persero	4,049,000	3,614,947
Perusahaan Gas Negara Persero	8,513,300	2,683,374

		9,937,901

Kazakhstan – 0.51%
KazMunaiGas Exploration Production GDR	117,218	1,333,218

		1,333,218

Malaysia – 6.17%
AMMB Holdings	1,779,400	3,230,812
Genting Malaysia	2,306,800	2,779,694
Malayan Banking	1,473,728	3,807,201
Tenaga Nasional	1,582,600	6,367,769

		16,185,476

Mexico – 5.96%
Arca Continental	205,200	1,259,177
Fibra Uno Administracion	2,335,500	5,826,377
Gentera †	659,000	1,128,376
Grupo Aeroportuario del Pacifico ADR	30,800	2,188,340
Grupo Financiero Santander Mexico Class B ADR	304,214	3,093,856
Kimberly-Clark de Mexico Class A	973,600	2,144,440

		15,640,566

Peru – 1.50%
Credicorp	25,723	3,924,044

		3,924,044

Philippines – 2.07%
Philippine Long Distance Telephone ADR	84,400	5,438,736

		5,438,736

Qatar – 2.49%
Qatar Electricity & Water	70,319	4,077,933
Qatar National Bank	45,442	2,465,177

		6,543,110

Republic of Korea – 5.72%
Hyundai Mobis	30,369	6,645,798

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Republic of Korea (continued)
Kangwon Land	58,584	$1,987,558
Samsung Electronics	4,888	6,381,920

		15,015,276

Romania – 0.49%
Societatea Nationala de Gaze Naturale GDR	140,938	1,282,536

		1,282,536

Russia – 1.79%
Gazprom ADR	802,595	4,702,366

		4,702,366

South Africa – 2.47%
Bidvest Group	80,202	2,174,211
Truworths International	309,172	2,253,797
Woolworths Holdings	273,258	2,056,041

		6,484,049

Taiwan – 11.70%
Asustek Computer	334,000	3,538,515
CTBC Financial Holding	1,484,000	1,155,106
MediaTek	429,000	5,514,447
Mega Financial Holding	690,000	613,728
Quanta Computer	1,150,000	2,885,254
Taiwan Mobile	1,615,000	5,689,724
Taiwan Semiconductor Manufacturing	1,822,588	8,774,405
Teco Electric and Machinery	2,616,000	2,539,903

		30,711,082

Thailand – 2.07%
PTT-Foreign	348,300	3,757,418
Thai Union Frozen Products Class F	2,728,600	1,686,771

		5,444,189

Turkey – 3.41%
Tupras Turkiye Petrol Rafinerileri †	196,102	4,763,602
Turk Telekomunikasyon	1,513,933	4,184,790

		8,948,392

United Arab Emirates – 1.16%
First Gulf Bank	738,775	3,055,324

		3,055,324

United Kingdom – 3.76%
SABMiller	47,150	2,515,342

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United Kingdom (continued)
Unilever	167,826	$7,357,288

		9,872,630

United States – 2.77%
Yum! Brands	84,529	7,266,113

		7,266,113

Total Common Stock (cost $253,538,417)		250,686,717

Preferred Stock – 1.70%Δ

Brazil – 1.06%
Vale ADR 9.39%	458,100	2,771,505

		2,771,505

Republic of Korea – 0.64%
Hyundai Motor 2.68%	15,015	1,694,468

		1,694,468

Total Preferred Stock (cost $8,482,142)		4,465,973

	Principal amount°

Short-Term Investments – 2.34%

Discount Notes – 0.93%≠
Federal Home Loan Bank
0.05% 6/1/15	556,891	556,873
0.065% 6/5/15	246,559	246,550
0.075% 6/4/15	245,870	245,861
0.075% 6/29/15	245,870	245,855
0.08% 7/17/15	295,042	295,010
0.08% 7/22/15	393,389	393,344
0.095% 7/14/15	467,153	467,105

		2,450,598

Repurchase Agreements – 1.41%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $1,311,743 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $1,337,975)	1,311,740	1,311,740

(continues	)	55

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $1,093,119 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $1,114,980)	1,093,117	$1,093,117
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $1,295,146 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $1,321,045)	1,295,143	1,295,143

		3,700,000

Total Short-Term Investments (cost $6,150,473)		6,150,598

Total Value of Securities–99.53% (cost $268,171,032)		$261,303,288

≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 14 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL(95,111)	USD32,147	5/4/15	$606
BNYM	QAR175,466	USD(48,275)	5/4/15	(70)
BNYM	QAR116,349	USD(32,013)	5/5/15	(49)
BNYM	THB2,618,796	USD(80,308)	5/6/15	(988)
BNYM	THB2,875,046	USD(86,509)	5/8/15	561

				$60

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

BRL – Brazilian Real

GDR – Global Depositary Receipt

QAR – Qatari Riyal

THB – Thailand Baht

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Emerging Markets Portfolio II

April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.43%Δ

Argentina – 1.63%
Cresud ADR †	8,192	$107,725
IRSA Inversiones y Representaciones ADR	4,000	72,480
MercadoLibre	1,600	227,728
YPF ADR	8,000	244,320

		652,253

Bahrain – 0.03%
Aluminum Bahrain GDR 144A #	1,800	11,887

		11,887

Brazil – 13.88%
B2W Cia Digital †	80,235	723,462
Banco Bradesco ADR	8,847	94,574
Banco Santander Brasil ADR	48,000	260,640
Braskem ADR	12,800	106,240
BRF ADR	16,900	362,843
Centrais Eletricas Brasileiras ADR †	21,300	52,185
Cyrela Brazil Realty	15,780	61,316
Fibria Celulose ADR	40,300	564,603
Gerdau	11,700	29,609
Gerdau ADR	13,000	43,680
Gol Linhas Aereas Inteligentes ADR	45,200	114,808
Hypermarcas †	78,500	518,806
Itau Unibanco Holding ADR	60,500	775,610
JBS	32,815	167,396
Petroleo Brasileiro ADR †	53,200	505,400
Rumo Logistica Operadora Multimodal †	104,869	45,625
Santos Brasil Participacoes	5,900	22,926
Telefonica Brasil ADR	6,055	99,423
Tim Participacoes ADR	53,200	836,304
Vale ADR	21,600	165,888

		5,551,338

Chile – 0.81%
Latam Airlines Group ADR †	3,603	34,481
Sociedad Quimica y Minera de Chile ADR	13,300	290,472

		324,953

China/Hong Kong – 18.44%
Baidu ADR †	10,150	2,032,842
China Mengniu Dairy	67,000	339,296
China Mobile	50,000	714,160
China Mobile ADR	7,200	514,296
China Petroleum & Chemical	94,000	88,713

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
China Petroleum & Chemical ADR	3,770	$356,152
China Unicom Hong Kong ADR	17,100	321,309
CNOOC ADR	1,600	274,000
PetroChina ADR	1,700	219,164
PetroChina Class H	280,000	361,132
SINA	6,200	272,769
Sohu.com †	16,000	1,063,200
Tianjin Development Holdings	190,000	179,630
Tingyi Cayman Islands Holding	42,000	88,694
Tsingtao Brewery	24,000	152,476
Uni-President China Holdings	492,000	398,013

		7,375,846

Colombia – 0.85%
Bolsa de Valores de Colombia	10,000	87
Cemex Latam Holdings †	61,058	340,920

		341,007

India – 7.39%
Cairn India	74,000	248,576
ICICI Bank ADR	13,000	142,090
Reliance Communications †	90,082	85,578
Reliance Industries	30,356	411,498
Reliance Industries GDR 144A #	55,000	1,479,280
Steel Authority of India	49,589	54,093
Tata Chemicals	62,463	418,976
Ultratech Cement	2,784	116,931

		2,957,022

Indonesia – 1.20%
Global Mediacom	2,369,600	282,862
Tambang Batubara Bukit
Asam Persero	118,500	85,200
United Tractors	67,106	110,341

		478,403

Israel – 3.02%
Teva Pharmaceutical Industries ADR	20,000	1,208,400

		1,208,400

(continues	)	57

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Malaysia – 0.32%
UEM Sunrise	356,100	$128,517

		128,517

Mexico – 7.01%
America Movil ADR	11,000	229,790
Cemex ADR †	70,311	676,394
Empresas ICA ADR †	27,200	96,832
Fomento Economico Mexicano ADR	2,500	226,225
Grupo Financiero Banorte Class O	24,300	137,895
Grupo Financiero Santander Mexico Class B ADR	19,400	197,298
Grupo Televisa ADR †	30,000	1,092,300
Wal-Mart de Mexico Class V	61,629	145,066

		2,801,800

Netherlands – 0.52%
Yandex Class A	10,800	207,792

		207,792

Peru – 0.32%
Cia de Minas Buenaventura ADR	11,500	128,570

		128,570

Poland – 0.78%
Jastrzebska Spolka Weglowa †	2,926	11,662
Polski Koncern Naftowy Orlen	8,460	160,640
Powszechna Kasa Oszczednosci Bank Polski	13,921	139,191

		311,493

Republic of Korea – 23.23%
Hitejinro Holdings	20,000	257,401
KB Financial Group ADR	28,000	1,067,640
KCC	1,455	742,232
KT ADR †	28,300	412,331
KT&G	5,530	488,254
LG Display ADR	17,800	245,996
LG Electronics	5,107	285,819
LG Uplus	28,207	280,848
Lotte Chilsung Beverage	425	935,760
Lotte Confectionery	257	444,926
Samsung Electronics	1,595	2,082,480
Samsung Life Insurance	4,270	415,677
SK Telecom ADR	55,000	1,630,750

		9,290,114

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Russia – 4.55%
Etalon Group GDR 144A #=	4,800	$12,816
Gazprom ADR	50,000	292,948
Lukoil ADR	3,400	174,250
Lukoil ADR (London International Exchange)	3,600	184,160
MegaFon GDR	14,100	239,700
Mobile TeleSystems ADR	19,400	234,352
Moscow Exchange =	70,000	104,644
Rosneft GDR	52,800	260,526
Sberbank =	141,095	210,651
VTB Bank	16,155,925	20,516
VTB Bank GDR	33,800	83,598

		1,818,161

South Africa – 1.24%
Anglo American Platinum †	1,687	46,603
Impala Platinum Holdings †	4,413	24,565
Sasol ADR	5,200	209,300
Vodacom Group	17,262	215,254

		495,722

Taiwan – 5.60%
Hon Hai Precision Industry	208,404	624,472
MediaTek	12,000	154,250
Mitac Holdings	472,000	384,990
Taiwan Semiconductor Manufacturing	95,000	457,356
Taiwan Semiconductor Manufacturing ADR	12,800	312,832
United Microelectronics	634,000	303,761

		2,237,661

Thailand – 1.38%
Bangkok Bank	37,099	207,434
PTT Exploration & Production-Foreign	14,571	51,661
PTT-Foreign	27,160	292,999

		552,094

Turkey – 1.53%
Akbank	58,758	171,207
Anadolu Efes Biracilik Ve Malt Sanayii †	19,910	167,625
Turkcell Iletisim Hizmetleri ADR	20,600	227,836
Turkiye Sise ve Cam Fabrikalari	37,006	47,293

		613,961

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United Kingdom – 0.18%
Anglo American ADR	8,400	$71,400

		71,400

United States – 3.52%
Archer-Daniels-Midland	11,900	581,672
Yahoo †	19,400	825,761

		1,407,433

Total Common Stock
(cost $37,946,469)		38,965,827

Preferred Stock – 1.21%Δ

Republic of Korea – 1.21%
LG Electronics 1.63%	17,861	482,934

Total Preferred Stock
(cost $307,186)		482,934

Total Value of Securities – 98.64%
(cost $38,253,655)		$39,448,761

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.At April 30, 2015, the aggregate value of Rule 144A securities was $1,504,203, which represents 3.76% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2015,the aggregate value of fair valued securities was $328,111, which represents 0.82% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 15 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	MXN (8,628)	USD 562	5/4/15	$1

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

GDR – Global Depositary Receipt

MXN – Mexican Peso

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

59

Statements of assets and liabilities

Delaware Pooled® Trust

April 30, 2015 (Unaudited)

	The Large-Cap Value Equity Portfolio	The Select 20 Portfolio	The Large-Cap Growth Equity Portfolio
Assets:
Investments, at value[1]	$232,176,660	$87,595,721	$292,829,851
Short-term investments, at value[2]	685,462	3,102,053	1,750,369
Repurchase agreements, at value[3]	1,896,000	2,383,000	8,058,000
Cash	123,960	4,878	13,522
Dividends and interest receivable	287,645	5	114,599
Receivable for securities sold	—	—	4,572,608

Total assets	235,169,727	93,085,657	307,338,949

Liabilities:
Payable for securities purchased	—	—	9,506,444
Payable for fund shares redeemed	—	2,500,000	—
Investment management fees payable	106,816	53,584	134,017
Other accrued expenses	50,218	27,064	67,828
Other affiliates payable	3,526	6,545	4,439
Trustees’ fees and expenses payable	552	220	697

Total liabilities	161,112	2,587,413	9,713,425

Total Net Assets	$235,008,615	$90,498,244	$297,625,524

Net Assets Consist of:
Paid-in capital	$205,152,378	$53,099,202	$195,688,693
Undistributed (distribution in excess of) net investment income	1,366,541	(51,323)	617,479
Accumulated net realized gain on investments	5,214,896	12,197,410	35,382,266
Net unrealized appreciation of investments	23,274,800	25,252,955	65,937,086

Total Net Assets	$235,008,615	$90,498,244	$297,625,524

Net Asset Value

Portfolio Class
Net assets	$235,008,615	$90,498,244	$297,625,524
Shares of beneficial interest outstanding, unlimited authorization, no par	8,423,878	10,556,908	17,922,760
Net asset value per share	$27.90	$8.57	$16.61

[1]Investments, at cost	$208,901,892	$62,342,914	$226,892,885
[2]Short-term investments, at cost	685,430	3,101,903	1,750,249
[3]Repurchase agreements, at cost	1,896,000	2,383,000	8,058,000

See accompanying notes, which are an integral part of the financial statements.

	The Focus Smid-Cap Growth Equity Portfolio	The High-Yield Bond Portfolio
Assets:
Investments, at value[1]	$45,608,791	$172,349,093
Short-term investments, at value[2]	853,282	—
Repurchase agreements, at value[3]	1,532,000	6,968,000
Foreign currencies, at value[4]	20,392	—
Cash	1,330	1,708,197
Receivable for securities sold	173,042	2,634,725
Dividends and interest receivable	22,380	2,680,636
Receivable for fund shares sold	—	70,000

Total assets	48,211,217	186,410,651

Liabilities:
Payable for securities purchased	56,775	3,425,805
Investment management fees payable	29,627	66,189
Other accrued expenses	23,626	43,663
Other affiliates payable	726	2,614
Trustees’ fees and expenses payable	114	388

Total liabilities	110,868	3,538,659

Total Net Assets	$48,100,349	$182,871,992

Net Assets Consist of:
Paid-in capital	$33,203,398	$182,745,566
Undistributed (distribution in excess of) net investment income	(31,101)	3,452,176
Accumulated net realized gain (loss) on investments	1,006,188	(4,161,552)
Net unrealized appreciation of investments and derivatives	13,921,864	835,802

Total Net Assets	$48,100,349	$182,871,992

Net Asset Value

Portfolio Class
Net assets	$48,100,349	$182,871,992
Shares of beneficial interest outstanding, unlimited authorization, no par	2,566,952	22,586,485
Net asset value per share	$18.74	$8.10

[1]Investments, at cost	$31,686,641	$171,513,291
[2]Short-term investments, at cost	853,241	—
[3]Repurchase agreements, at cost	1,532,000	6,968,000

See accompanying notes, which are an integral part of the financial statements.

(continues	)	61

Statements of assets and liabilities

Delaware Pooled® Trust

	The Core Plus Fixed Income Portfolio	The International Equity Portfolio	The Labor Select International Equity Portfolio
Assets:
Investments, at value[1]	$110,176,672	$393,079,581	$383,491,868
Short-term investments, at value[2]	—	552,708	1,256,102
Repurchase agreements, at value[3]	20,227,000	2,259,000	373,000
Cash	269,594	—	—
Foreign currencies, at value[4]	94,827	679,803	500,150
Receivable for securities sold	15,572,324	763,503	719,259
Dividends and interest receivable	706,607	2,025,690	2,281,688
Variation margin receivable on futures contracts	26,163	—	—
Receivable for fund shares sold	—	139,581	—
Unrealized gain on foreign currency exchange contracts	—	1,988	1,585

Total assets	147,073,187	399,501,854	388,623,652

Liabilities:
Cash overdraft	—	506,204	166,911
Payable for securities purchased	32,058,229	248,346	—
Payable for fund shares redeemed	—	96,337	—
Other accrued expenses	55,192	80,990	67,333
Investment management fees payable	23,100	245,358	240,097
Other affiliates payable	1,730	5,880	5,765
Trustees’ fees and expenses payable	275	917	896
Unrealized loss on foreign currency exchange contracts	4,160	—	—
Other liabilities	270	—	—

Total liabilities	32,142,956	1,184,032	481,002

Total Net Assets	$114,930,231	$398,317,822	$388,142,650

Net Assets Consist of:
Paid-in capital	$112,502,335	$483,539,714	$410,920,172
Undistributed net investment income	825,001	3,349,642	3,340,532
Accumulated net realized gain (loss) on investments	460,658	(139,627,069)	(67,646,528)
Net unrealized appreciation of investments and derivatives	1,142,237	51,055,535	41,528,474

Total Net Assets	$114,930,231	$398,317,822	$388,142,650

Net Asset Value

Portfolio Class
Net assets	$114,930,231	$398,317,822	$388,142,650
Shares of beneficial interest outstanding, unlimited authorization, no par	11,082,910	25,961,842	26,269,983
Net asset value per share	$10.37	$15.34	$14.78

[1]Investments, at cost	$109,057,727	$342,032,751	$341,934,113
[2]Short-term investments, at cost	—	552,684	1,256,062
[3]Repurchase agreements, at cost	20,227,000	2,259,000	373,000
[4]Foreign currencies, at cost	95,212	661,238	486,962

See accompanying notes, which are an integral part of the financial statements.

	The Emerging Markets Portfolio	The Emerging Markets Portfolio II
Assets:
Investments, at value[1]	$255,152,690	$39,448,761
Short-term investments, at value[2]	2,450,598	—
Repurchase agreements, at value[3]	3,700,000	—
Foreign currencies, at value[4]	1,647,691	225,807
Cash	153,753	—
Dividends and interest receivable	588,558	31,661
Receivable for securities sold	323,211	592,789
Receivable for fund shares sold	91	—
Unrealized gain on foreign currency exchange contracts	1,167	1

Total assets	264,017,759	40,299,019

Liabilities:
Cash overdraft	—	189,896
Payable for securities purchased	730,780	45,024
Payable for fund shares redeemed	14,501	—
Investment management fees payable	215,509	26,471
Other accrued expenses	97,664	31,165
Other affiliates payable	3,882	583
Trustees’ fees and expenses payable	605	89
Unrealized loss on foreign currency exchange contracts	1,107	—
Other liabilities	410,737	13,331

Total liabilities	1,474,785	306,559

Total Net Assets	$262,542,974	$39,992,460

Net Assets Consist of:
Paid-in capital	$275,825,286	$39,048,263
Undistributed (distribution in excess of) net investment income	1,163,083	(558,494)
Accumulated net realized gain (loss) on investments	(7,200,330)	315,873
Net unrealized appreciation (depreciation) of investments and derivatives	(7,245,065)	1,186,818

Total Net Assets	$262,542,974	$39,992,460

Net Asset Value

Portfolio Class
Net assets	$262,542,974	$39,992,460
Shares of beneficial interest outstanding, unlimited authorization, no par	29,937,166	4,523,008
Net asset value per share	$8.77	$8.84

[1]Investments, at cost	$262,020,559	$38,253,655
[2]Short-term investments, at cost	2,450,473	—
[3]Repurchase agreements, at cost	3,700,000	—
[4]Foreign currencies, at cost	1,637,169	220,599

See accompanying notes, which are an integral part of the financial statements.

63

Statements of operations

Delaware Pooled® Trust

Six months ended April 30, 2015 (Unaudited)

	The Large-Cap Value Equity Portfolio	The Select 20 Portfolio	The Large-Cap Growth Equity Portfolio
Investment Income:
Dividends	$2,463,393	$422,802	$1,868,907
Interest	2,132	1,584	1,484
Foreign tax withheld	—	—	(18,154)

	2,465,525	424,386	1,852,237

Expenses:
Management fees	565,296	343,563	787,871
Accounting and administration expenses	32,865	14,670	45,867
Reports and statements to shareholders	25,878	11,623	34,684
Audit and tax	15,250	15,254	15,256
Dividend disbursing and transfer agent fees and expenses	11,003	4,960	15,370
Registration fees	10,990	9,785	9,990
Legal fees	9,453	9,106	18,927
Custodian fees	5,015	3,709	9,199
Trustees’ fees and expenses	4,503	2,139	6,566
Other	4,059	4,211	5,912

	684,312	419,020	949,642
Less expenses waived	—	(3,669)	—
Less expense paid indirectly	—	—	(1)

Total operating expenses	684,312	415,351	949,641

Net Investment Income	1,781,213	9,035	902,596

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments	5,231,172	12,868,478	36,032,531
Net change in unrealized appreciation (depreciation) of investments	2,948,644	(7,530,000)	(17,887,624)

Net Realized and Unrealized Gain	8,179,816	5,338,478	18,144,907

Net Increase in Net Assets Resulting from Operations	$9,961,029	$5,347,513	$19,047,503

See accompanying notes, which are an integral part of the financial statements.

	The Focus Smid-Cap Growth Equity Portfolio	The High-Yield Bond Portfolio
Investment Income:
Dividends	$352,520	$101,202
Interest	577	5,183,047
Foreign tax withheld	(9,299)	—

	343,798	5,284,249

Expenses:
Management fees	172,580	360,752
Audit and tax	15,271	18,609
Reports and statements to shareholders	7,380	17,028
Accounting and administration expenses	7,367	25,661
Registration fees	3,741	7,312
Dividend disbursing and transfer agent fees and expenses	2,537	8,583
Custodian fees	2,399	5,721
Legal fees	2,048	6,703
Trustees’ fees and expenses	1,053	3,615
Other	2,277	7,360

	216,653	461,344
Less expenses waived	(1,032)	—

Total operating expenses	215,621	461,344

Net Investment Income	128,177	4,822,905

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,619,615	(3,871,887)
Foreign currencies	866	122
Foreign currency exchange contracts	474	(6)
Futures contracts	—	(19,406)
Swap contracts	—	(116,497)

Net realized gain (loss)	1,620,955	(4,007,674)

Net change in unrealized appreciation (depreciation) of:
Investments	2,704,154	143,718
Foreign currencies	(328)	—
Futures contracts	—	15,984
Swap contracts	—	106,230

Net change in unrealized appreciation (depreciation)	2,703,826	265,932

Net Realized and Unrealized Gain (Loss)	4,324,781	(3,741,742)

Net Increase in Net Assets Resulting from Operations	$4,452,958	$1,081,163

See accompanying notes, which are an integral part of the financial statements.

(continues	)	65

Statements of operations

Delaware Pooled® Trust

	The Core Plus Fixed Income Portfolio	The International Equity Portfolio	The Labor Select International Equity Portfolio
Investment Income:
Dividends	$6,343	$7,631,029	$7,283,725
Interest	1,548,129	578	938
Foreign tax withheld	—	(553,615)	(525,537)

	1,554,472	7,077,992	6,759,126

Expenses:
Management fees	240,713	1,539,969	1,388,676
Audit and tax	19,818	17,302	17,308
Accounting and administration expenses	17,924	65,793	59,286
Reports and statements to shareholders	14,538	46,196	40,471
Custodian fees	11,873	51,838	45,610
Registration fees	9,114	8,037	9,243
Legal fees	7,132	26,834	20,203
Dividend disbursing and transfer agent fees and expenses	6,000	31,870	24,734
Trustees’ fees and expenses	2,427	9,659	8,559
Other	16,582	10,435	9,898

	346,121	1,807,933	1,623,988
Less expenses waived	(83,967)	—	—
Less expense paid indirectly	—	(1)	(1)

Total operating expenses	262,154	1,807,932	1,623,987

Net Investment Income	1,292,318	5,270,060	5,135,139

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,395,745	9,335,573	1,439,868
Redemptions in kind*	—	936,009	—
Foreign currencies	(80,123)	(190,705)	(98,129)
Foreign currency exchange contracts	(21)	534,446	398,038
Futures contracts	(101,365)	—	—
Swap contracts	(3,239)	—	—

Net realized gain	1,210,997	10,615,323	1,739,777

Net change in unrealized appreciation (depreciation) of:
Investments	(186,336)	7,529,023	15,332,349
Foreign currencies	6,366	53,190	81,019
Foreign currency exchange contracts	(3,049)	(76,016)	(62,087)
Futures contracts	45,622	—	—
Swap contracts	1,510	—	—

Net change in unrealized appreciation (depreciation)	(135,887)	7,506,197	15,351,281

Net Realized and Unrealized Gain	1,075,110	18,121,520	17,091,058

Net Increase in Net Assets Resulting from Operations	$2,367,428	$23,391,580	$22,226,197

*See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

	The Emerging Markets Portfolio	The Emerging Markets Portfolio II
Investment Income:
Dividends	$3,306,727	$312,289
Interest	1,282	63
Foreign tax withheld	(243,100)	(43,640)

	3,064,909	268,712

Expenses:
Management fees	1,332,690	192,662
Custodian fees	111,511	13,985
Accounting and administration expenses	42,703	6,171
Reports and statements to shareholders	31,871	5,270
Audit and tax	29,093	21,911
Legal fees	16,788	3,523
Dividend disbursing and transfer agent fees and expenses	14,105	2,140
Registration fees	7,739	10,239
Trustees’ fees and expenses	6,350	908
Other	8,716	4,908

	1,601,566	261,717
Less expenses waived	—	(26,862)

Total operating expenses	1,601,566	234,855

Net Investment Income	1,463,343	33,857

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(4,998,732)	323,104
Foreign currencies	(15,448)	(1,604)
Foreign currency exchange contracts	(111,117)	(244)

Net realized gain (loss)	(5,125,297)	321,256

Net change in unrealized appreciation (depreciation) of:
Investments	(5,240,029)	(3,012,191)
Foreign currencies	125,170	(686)
Foreign currency exchange contracts	18,350	663

Net change in unrealized appreciation (depreciation)	(5,096,509)	(3,012,214)

Net Realized and Unrealized Loss	(10,221,806)	(2,690,958)

Net Decrease in Net Assets Resulting from Operations	$(8,758,463)	$(2,657,101)

See accompanying notes, which are an integral part of the financial statements.

67

Statements of changes in net assets

Delaware Pooled® Trust

	The Large-Cap Value Equity Portfolio		The Select 20 Portfolio		The Large-Cap Growth Equity Portfolio
	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,781,213	$2,022,798	$9,035	$74,497	$902,596	$1,809,579
Net realized gain	5,231,172	4,047,355	12,868,478	25,918,447	36,032,531	24,177,529
Net change in unrealized appreciation (depreciation)	2,948,644	9,729,583	(7,530,000)	(7,284,821)	(17,887,624)	16,123,166

Net increase in net assets resulting from operations	9,961,029	15,799,736	5,347,513	18,708,123	19,047,503	42,110,274

Dividends and Distributions to Shareholders from:
Net investment income	(2,147,479)	(1,238,119)	(106,287)	(98,955)	(1,786,278)	(852,040)
Net realized gain	(3,785,813)	(451,277)	(25,051,110)	(2,407,909)	(23,432,720)	—

	(5,933,292)	(1,689,396)	(25,157,397)	(2,506,864)	(25,218,998)	(852,040)

Capital Share Transactions:
Proceeds from shares sold	92,840,300	45,461,313	50,004	3,175,400	24,961,999	20,129,000
Net asset value of shares issued upon reinvestment of dividends and distributions	4,983,737	1,235,465	22,904,367	1,848,361	23,511,377	737,927

	97,824,037	46,696,778	22,954,371	5,023,761	48,473,376	20,866,927

Cost of shares redeemed	(6,640,501)	(10,246,939)	(3,000,000)	(118,953,511)	(21,997,931)	(39,761,752)

Increase (decrease) in net assets derived from capital share transactions	91,183,536	36,449,839	19,954,371	(113,929,750)	26,475,445	(18,894,825)

Net Increase (Decrease) in Net Assets	95,211,273	50,560,179	144,487	(97,728,491)	20,303,950	22,363,409

Net Assets:
Beginning of period	139,797,342	89,237,163	90,353,757	188,082,248	277,321,574	254,958,165

End of period	$235,008,615	$139,797,342	$90,498,244	$90,353,757	$297,625,524	$277,321,574

Undistributed net investment income	$1,366,541	$1,732,807	$(51,323)	$45,929	$617,479	$1,501,161

See accompanying notes, which are an integral part of the financial statements.

	The Focus Smid-Cap Growth Equity Portfolio		The High-Yield Bond Portfolio
	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14

Increase (Decrease) in Net Assets from Operations:

Net investment income (loss)	$128,177	$(25,459)	$4,822,905	$8,039,565
Net realized gain (loss)	1,620,955	10,168,546	(4,007,674)	3,683,284
Net change in unrealized appreciation (depreciation)	2,703,826	(6,816,587)	265,932	(4,834,052)

Net increase in net assets resulting from operations	4,452,958	3,326,500	1,081,163	6,888,797

Dividends and Distributions to Shareholders from:
Net investment income	(159,278)	(48,668)	(8,232,022)	(8,364,409)
Net realized gain	(9,985,517)	—	(2,140,715)	—

	(10,144,795)	(48,668)	(10,372,737)	(8,364,409)

Capital Share Transactions:
Proceeds from shares sold	1,342,304	9,804,200	49,588,374	9,021,353
Net asset value of shares issued upon reinvestment of dividends and distributions	9,933,771	44,060	8,892,572	6,925,632

	11,276,075	9,848,260	58,480,946	15,946,985

Cost of shares redeemed	(765,000)	(59,279,351)	(9,499,847)	(6,599,065)

Increase (decrease) in net assets derived from capital share transactions	10,511,075	(49,431,091)	48,981,099	9,347,920

Net Increase (Decrease) in Net Assets	4,819,238	(46,153,259)	39,689,525	7,872,308

Net Assets:
Beginning of period	43,281,111	89,434,370	143,182,467	135,310,159

End of period	$48,100,349	$43,281,111	$182,871,992	$143,182,467

Undistributed (distributions in excess of) net investment income	$(31,101)	$—	$3,452,176	$6,861,293

See accompanying notes, which are an integral part of the financial statements.

(continues	)	69

Statements of changes in net assets

Delaware Pooled® Trust

	The Core Plus Fixed Income Portfolio		The International Equity Portfolio		The Labor Select International Equity Portfolio
	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14

Increase (Decrease) in Net Assets from Operations:

Net investment income	$1,292,318	$2,071,245	$5,270,060	$19,459,695	$5,135,139	$20,527,088
Net realized gain	1,210,997	1,261,684	10,615,323	33,733,574	1,739,777	32,115,674
Net change in unrealized appreciation (depreciation)	(135,887)	252,088	7,506,197	(44,297,323)	15,351,281	(43,121,023)

Net increase in net assets resulting from operations	2,367,428	3,585,017	23,391,580	8,895,946	22,226,197	9,521,739

Dividends and Distributions to Shareholders from:
Net investment income	(2,287,390)	(1,349,489)	(19,976,817)	(13,166,001)	(20,172,329)	(15,240,625)

	(2,287,390)	(1,349,489)	(19,976,817)	(13,166,001)	(20,172,329)	(15,240,625)

Capital Share Transactions:
Proceeds from shares sold	40,500,000	18,225,000	16,645,465	31,493,180	3,545,650	27,424,401
Net asset value of shares issued upon reinvestment of dividends and distributions	2,094,597	1,349,489	13,785,665	9,565,196	20,125,060	15,214,036

	42,594,597	19,574,489	30,431,130	41,058,376	23,670,710	42,638,437

Cost of shares redeemed	(4,780,000)	(1,415,000)	(82,055,172)	(81,944,610)	(11,079,111)	(169,524,361)

Increase (decrease) in net assets derived from capital share transactions	37,814,597	18,159,489	(51,624,042)	(40,886,234)	12,591,599	(126,885,924)

Net Increase (Decrease) in Net Assets	37,894,635	20,395,017	(48,209,279)	(45,156,289)	14,645,467	(132,604,810)

Net Assets:
Beginning of period	77,035,596	56,640,579	446,527,101	491,683,390	373,497,183	506,101,993

End of period	$114,930,231	$77,035,596	$398,317,822	$446,527,101	$388,142,650	$373,497,183

Undistributed net investment income	$825,001	$1,820,073	$3,349,642	$18,056,399	$3,340,532	$18,377,722

See accompanying notes, which are an integral part of the financial statements.

	The Emerging Markets Portfolio		The Emerging Markets Portfolio II
	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,463,343	$7,430,003	$33,857	$276,216
Net realized gain (loss)	(5,125,297)	12,505,005	321,256	1,116,607
Net change in unrealized appreciation (depreciation)	(5,096,509)	(13,240,417)	(3,012,214)	251,401

Net increase (decrease) in net assets resulting from operations	(8,758,463)	6,694,591	(2,657,101)	1,644,224

Dividends and Distributions to Shareholders from:
Net investment income	(6,578,952)	(5,872,140)	(597,941)	(402,381)
Net realized gain	(14,021,206)	(11,018,509)	(1,135,659)	(161,827)

	(20,600,158)	(16,890,649)	(1,733,600)	(564,208)

Capital Share Transactions:
Proceeds from shares sold	18,641,099	31,579,483	135,000	1,570,049
Purchase reimbursement fees	122,012	171,224	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	17,047,447	14,226,136	1,733,600	564,207

	35,810,558	45,976,843	1,868,600	2,134,256

Cost of shares redeemed	(54,414,915)	(59,835,193)	—	(2,923,000)
Redemption reimbursement fees	295,037	381,420	—	—

	(54,119,878)	(59,453,773)	—	(2,923,000)

Increase (decrease) in net assets derived from capital share transactions	(18,309,320)	(13,476,930)	1,868,600	(788,744)

Net Increase (Decrease) in Net Assets	(47,667,941)	(23,672,988)	(2,522,101)	291,272

Net Assets:
Beginning of period	310,210,915	333,883,903	42,514,561	42,223,289

End of period	$262,542,974	$310,210,915	$39,992,460	$42,514,561

Undistributed (distribution in excess of) net investment income	$1,163,083	$6,278,692	$(558,494)	$5,590

See accompanying notes, which are an integral part of the financial statements.

71

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$27.610	$24.190	$18.970	$16.570	$15.130	$13.290

Income from investment operations:
Net investment income[2]	0.237	0.473	0.440	0.394	0.346	0.343
Net realized and unrealized gain	1.230	3.385	5.170	2.379	1.579	1.851

Total from investment operations	1.467	3.858	5.610	2.773	1.925	2.194

Less dividends and distributions from:
Net investment income	(0.426)	(0.321)	(0.390)	(0.373)	(0.485)	(0.354)
Net realized gain	(0.751)	(0.117)	—	—	—	—

Total dividends and distributions	(1.177)	(0.438)	(0.390)	(0.373)	(0.485)	(0.354)

Net asset value, end of period	$27.900	$27.610	$24.190	$18.970	$16.570	$15.130

Total return[3]	5.45%	16.19%	30.09%	17.12%	12.98%	16.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,009	$139,797	$89,237	$8,417	$6,641	$6,592
Ratio of expenses to average net assets	0.67%	0.68%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to fees waived	0.67%	0.68%	0.72%	1.09%	1.24%	1.02%
Ratio of net investment income to average net assets	1.73%	1.83%	1.97%	2.21%	2.15%	2.46%
Ratio of net investment income to average net assets prior to fees waived	1.73%	1.83%	1.95%	1.82%	1.61%	2.14%
Portfolio turnover	7%	19%	9%	14%	133%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11		10/31/10

Net asset value, beginning of period	$11.050	$9.680	$8.140	$6.960	$6.040		$4.980

Income (loss) from investment operations:
Net investment income (loss)[2]	0.002	0.006	0.017	(0.002)	0.003		(0.019)
Net realized and unrealized gain	0.595	1.516	1.667	1.184	0.917		1.079

Total from investment operations	0.597	1.522	1.684	1.182	0.920		1.060

Less dividends and distributions from:
Net investment income	(0.013)	(0.006)	(0.016)	(0.002)	—		—
Net realized gain	(3.064)	(0.146)	(0.128)	—	—		—

Total dividends and distributions	(3.077)	(0.152)	(0.144)	(0.002)	—		—

Net asset value, end of period	$8.570	$11.050	$9.680	$8.140	$6.960		$6.040

Total return[3]	5.90%	15.92%	21.00%	16.99%	15.23%		21.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 90,498	$90,354	$188,082	$124,511	$45,978		$11,463
Ratio of expenses to average net assets	0.91%	0.87%	0.85%	0.86%	0.89%		0.89%
Ratio of expenses to average net assets prior to fees waived	0.92%	0.87%	0.85%	0.87%	1.02%		1.24%
Ratio of net investment income (loss) to average net assets	0.03%	0.06%	0.20%	(0.02% )	0.04%		(0.35%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.02%	0.06%	0.20%	(0.03% )	(0.09%	)	(0.70%	)
Portfolio turnover	19%	21%	46%	42%	26%		80%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	73

Financial highlights

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$17.040	$14.600	$11.470	$9.880	$8.900	$7.350

Income from investment operations:
Net investment income[2]	0.052	0.109	0.062	0.027	0.053	0.008
Net realized and unrealized gain	1.071	2.381	3.121	1.589	0.962	1.559

Total from investment operations	1.123	2.490	3.183	1.616	1.015	1.567

Less dividends and distributions from:
Net investment income	(0.110)	(0.050)	(0.053)	(0.026)	(0.035)	(0.017)
Net realized gain	(1.443)	—	—	—	—	—

Total dividends and distributions	(1.553)	(0.050)	(0.053)	(0.026)	(0.035)	(0.017)

Net asset value, end of period	$16.610	$17.040	$14.600	$11.470	$9.880	$8.900

Total return[3]	6.90%	17.10%	27.86%	16.40%	11.43%	21.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$297,626	$277,322	$254,958	$216,467	$170,531	$244,124
Ratio of expenses to average net assets	0.66%	0.64%	0.65%	0.65%	0.64%	0.65%
Ratio of net investment income to average net assets	0.63%	0.69%	0.48%	0.25%	0.55%	0.10%
Portfolio turnover	27%	30%	38%	40%[4]	19%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$21.850	$20.720	$15.500	$14.810	$12.290	$8.710

Income (loss) from investment operations:
Net investment income (loss)[2]	0.053	(0.010)	(0.005)	(0.022)	0.079	(0.031)
Net realized and unrealized gain	1.805	1.152	5.446	0.723	2.547	3.611

Total from investment operations	1.858	1.142	5.441	0.701	2.626	3.580

Less dividends and distributions from:
Net investment income	(0.078)	(0.012)	—	(0.011)	(0.106)	—
Net realized gain	(4.890)	—	(0.221)	—	—	—

Total dividends and distributions	(4.968)	(0.012)	(0.221)	(0.011)	(0.106)	—

Net asset value, end of period	$18.740	$21.850	$20.720	$15.500	$14.810	$12.290

Total return[3]	10.06%	5.51%	35.56%	4.74%	21.44%	41.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,100	$43,281	$89,434	$17,853	$16,721	$4,613
Ratio of expenses to average net assets	0.94%	0.90%	0.89%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived	0.94%	0.91%	0.89%	0.94%	1.05%	1.44%
Ratio of net investment income (loss) to average net assets	0.57%	(0.05% )	(0.03% )	(0.14% )	0.54%	(0.30%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.57%	(0.06% )	(0.03% )	(0.16% )	0.41%	(0.82%	)
Portfolio turnover	11%	40%	26%	44%	16%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	75

Financial highlights

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$8.610	$8.720	$8.350	$7.830	$8.110	$7.350

Income (loss) from investment operations:
Net investment income[2]	0.240	0.496	0.529	0.592	0.613	0.691
Net realized and unrealized gain (loss)	(0.217)	(0.063)	0.291	0.511	(0.274)	0.731

Total from investment operations	0.023	0.433	0.820	1.103	0.339	1.422

Less dividends and distributions from:
Net investment income	(0.423)	(0.543)	(0.450)	(0.583)	(0.619)	(0.662)
Net realized gain	(0.110)	—	—	—	—	—

Total dividends and distributions	(0.533)	(0.543)	(0.450)	(0.583)	(0.619)	(0.662)

Net asset value, end of period	$8.100	$8.610	$8.720	$8.350	$7.830	$8.110

Total return[3]	0.56%	5.23%	10.24%	15.31%	4.52%	20.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$182,872	$143,182	$135,310	$113,048	$57,840	$29,437
Ratio of expenses to average net assets	0.58%	0.57%	0.57%	0.58%	0.59%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.58%	0.57%	0.57%	0.58%	0.60%	0.74%
Ratio of net investment income to average net assets	6.02%	5.76%	6.29%	7.53%	7.82%	9.29%
Ratio of net investment income to average net assets prior to fees waived	6.02%	5.76%	6.29%	7.53%	7.81%	9.14%
Portfolio turnover	45%	101%	90%	68%	77%	144%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$10.370	$10.100	$10.540	$10.050	$10.130	$9.700

Income (loss) from investment operations:
Net investment income[2]	0.118	0.294	0.289	0.320	0.369	0.463
Net realized and unrealized gain (loss)	0.093	0.201	(0.346)	0.460	0.081	0.660

Total from investment operations	0.211	0.495	(0.057)	0.780	0.450	1.123

Less dividends and distributions from:
Net investment income	(0.211)	(0.225)	(0.383)	(0.290)	(0.530)	(0.693)

Total dividends and distributions	(0.211)	(0.225)	(0.383)	(0.290)	(0.530)	(0.693)

Net asset value, end of period	$10.370	$10.370	$10.100	$10.540	$10.050	$10.130

Total return[3]	2.08%	5.02%	(0.55% )	7.95%	4.80%	12.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,930	$77,036	$56,641	$60,313	$53,851	$50,305
Ratio of expenses to average net assets	0.47%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to fees waived	0.62%	0.65%	0.70%	0.62%	0.64%	0.65%
Ratio of net investment income to average net assets	2.32%	2.90%	2.84%	3.14%	3.77%	4.80%
Ratio of net investment income to average net assets prior to fees waived	2.17%	2.70%	2.59%	2.97%	3.58%	4.60%
Portfolio turnover	263%	339%	358%	327%	273%	239%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	77

Financial highlights

Delaware Pooled® Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$15.120	$15.340	$12.840	$13.120	$13.680	$12.980

Income (loss) from investment operations:
Net investment income[2]	0.188	0.629	0.337	0.441	0.471	0.406
Net realized and unrealized gain (loss)	0.710	(0.429)	2.700	(0.183)	(0.596)	0.712

Total from investment operations	0.898	0.200	3.037	0.258	(0.125)	1.118

Less dividends and distributions from:
Net investment income	(0.678)	(0.420)	(0.537)	(0.538)	(0.435)	(0.418)

Total dividends and distributions	(0.678)	(0.420)	(0.537)	(0.538)	(0.435)	(0.418)

Net asset value, end of period	$15.340	$15.120	$15.340	$12.840	$13.120	$13.680

Total return[3]	6.23%	1.46%	24.59%	2.26%	(0.88% )	8.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$398,318	$446,527	$491,683	$467,827	$589,109	$809,011
Ratio of expenses to average net assets	0.88%	0.86%	0.88%	0.85%	0.77%	0.87%
Ratio of net investment income to average net assets	2.57%	4.04%	2.48%	3.56%	3.48%	3.18%
Portfolio turnover	6% [4]	21%	20%	16% [4]	22%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/15[1] (Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$14.740	$15.070	$12.650	$12.920	$13.570	$12.930

Income (loss) from investment operations:
Net investment income[2]	0.196	0.693	0.324	0.441	0.451	0.390
Net realized and unrealized gain (loss)	0.644	(0.573)	2.516	(0.176)	(0.695)	0.626

Total from investment operations	0.840	0.120	2.840	0.265	(0.244)	1.016

Less dividends and distributions from:
Net investment income	(0.800)	(0.450)	(0.420)	(0.535)	(0.406)	(0.376)

Total dividends and distributions	(0.800)	(0.450)	(0.420)	(0.535)	(0.406)	(0.376)

Net asset value, end of period	$14.780	$14.740	$15.070	$12.650	$12.920	$13.570

Total return[3]	6.06%	0.86%	23.11%	2.40%	(1.79% )	8.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$388,143	$373,497	$506,102	$509,527	$572,642	$740,952
Ratio of expenses to average net assets	0.88%	0.86%	0.88%	0.87%	0.85%	0.87%
Ratio of net investment income to average net assets	2.77%	4.54%	2.43%	3.59%	3.37%	3.07%
Portfolio turnover	8%	23%	16%	17%	20%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	79

Financial highlights

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/15[1] (Unaudited)	Year ended
		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Net asset value, beginning of period	$9.750	$10.110	$10.160	$10.510	$11.420	$9.430

Income (loss) from investment operations:
Net investment income[2]	0.048	0.216	0.175	0.177	0.266	0.259
Net realized and unrealized gain (loss)	(0.350)	(0.080)	0.158	0.467	(0.873)	1.926

Total from investment operations	(0.302)	0.136	0.333	0.644	(0.607)	2.185

Less dividends and distributions from:
Net investment income	(0.221)	(0.178)	(0.239)	(0.220)	(0.330)	(0.212)
Net realized gain	(0.471)	(0.334)	(0.164)	(0.798)	—	—

Total dividends and distributions	(0.692)	(0.512)	(0.403)	(1.018)	(0.330)	(0.212)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.004	0.005	0.014	0.006	0.005	0.009
Redemption reimbursement fees[2,3]	0.010	0.011	0.006	0.018	0.022	0.008

	0.014	0.016	0.020	0.024	0.027	0.017

Net asset value, end of period	$8.770	$9.750	$10.110	$10.160	$10.510	$11.420

Total return[4]	(2.68% )	1.89%	3.36%	7.81%	(5.22% )	23.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,543	$310,211	$333,884	$316,809	$531,527	$750,190
Ratio of expenses to average net assets	1.20%	1.16%	1.20%	1.20%	1.14%	1.17%
Ratio of net investment income to average net assets	1.10%	2.25%	1.72%	1.80%	2.41%	2.57%
Portfolio turnover	12%	30%	40% [5]	38% [5]	39%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.
[5]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/15[1] (Unaudited)	Year ended				6/23/10[2] to 10/31/10
		10/31/14	10/31/13	10/31/12	10/31/11

Net asset value, beginning of period	$9.880	$9.650	$8.170	$8.550	$9.660	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.008	0.062	0.075	0.070	0.089	0.019
Net realized and unrealized gain (loss)	(0.645)	0.297	1.446	(0.028)	(1.099)	1.141

Total from investment operations	(0.637)	0.359	1.521	0.042	(1.010)	1.160

Less dividends and distributions from:
Net investment income	(0.139)	(0.092)	(0.041)	(0.128)	(0.026)	—
Net realized gain	(0.264)	(0.037)	—	(0.294)	(0.074)	—

Total dividends and distributions	(0.403)	(0.129)	(0.041)	(0.422)	(0.100)	—

Net asset value, end of period	$8.840	$9.880	$9.650	$8.170	$8.550	$9.660

Total return[4]	(6.25% )	3.80%	18.68%	0.89%	(10.58% )	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,992	$42,515	$42,223	$29,686	$15,339	$11,364
Ratio of expenses to average net assets	1.22%	1.20%	1.20%	1.20%	1.25%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.36%	1.32%	1.36%	1.41%	1.64%	2.17%
Ratio of net investment income to average net assets	0.18%	0.64%	0.85%	0.87%	0.94%	0.59%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.04%	0.52%	0.69%	0.66%	0.55%	(0.18%	)
Portfolio turnover	3%	11%	11%	12%	23%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

81

Notes to financial statements

Delaware Pooled® Trust

April 30, 2015 (Unaudited)

Delaware Pooled Trust (Trust) is organized as a Delaware statutory trust and offers 11 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Emerging Markets Portfolio II (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20 Portfolio which is non-diversified. Each Portfolio offers one class of shares.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio II is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2011–Oct. 31, 2014), and has concluded that no provision for federal income tax is required in any Portfolio’s financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Portfolio.

Repurchase Agreements — Each Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2015.

To Be Announced Trades (TBA) — Each Portfolio may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Portfolio’s ability to manage its investment portfolios and meet redemption requests. These transactions involve a commitment by each Portfolio to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Portfolio on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Portfolio is an investment company in conformity with U.S. GAAP. Therefore, each Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to each Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific

(continues	)	83

Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, each Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2015 are as follows:

Commission Rebates
The Large-Cap Value Equity Portfolio	$115
The Large-Cap Growth Equity Portfolio	948

Each Portfolio may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2015.

Each Portfolio may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2015, earnings credits are as follows:

Earnings Credits
The Large-Cap Growth Equity Portfolio	$1
The International Equity Portfolio	1
The Labor Select International Equity Portfolio	1

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Portfolio (except for The International Equity Portfolio, The Labor Select International Equity Portfolio, and The Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) do not exceed specified percentages of average daily net assets of each Portfolio from Nov. 1, 2014 through April 30, 2015.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2015, are as follows:

	Management fee as a percentage of average daily net assets (per annum)	Contractual operating expense limitation as a percentage of average daily net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.70%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The High-Yield Bond Portfolio	0.45%	0.59%
The Core Plus Fixed Income Portfolio	0.43%	0.45%
The International Equity Portfolio	0.75%	N/A
The Labor Select International Equity Portfolio	0.75%	N/A
The Emerging Markets Portfolio	1.00%	N/A
The Emerging Markets Portfolio II	1.00%	1.20%

†	These operating expense limitations exclude certain expenses, such as 12b-1 fees, taxes, interest, short sale and dividend interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations. In some instances, a Portfolio’s annual operating expenses may be lower than the contracted operating expense limitations.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, and The Emerging Markets Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets:

Sub-advisory fee as a percentage of average daily net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%

Jackson Square Partners, LLC (JSP) furnishes investment sub-advisory services to The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, and The Focus Smid-Cap Growth Equity Portfolio. For these services, DMC, not the Portfolios, pays JSP the following percentages of the Portfolio’s average daily net assets:

Sub-advisory fee as a percentage of average daily net assets (per annum)
The Select 20 Portfolio	0.375%
The Large-Cap Growth Equity Portfolio	0.275%
The Focus Smid-Cap Growth Equity Portfolio	0.375%

Delaware Investments Fund Services Company, Inc. (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Portfolio. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included in the “Statements of operations” under “Accounting and administrative expenses.” For the six months ended April 30, 2015, each Portfolio was charged for these services as follows:

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Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

The Large-Cap Value Equity Portfolio	$4,863
The Select 20 Portfolio	2,168
The Large-Cap Growth Equity Portfolio	6,780
The Focus Smid-Cap Growth Equity Portfolio	1,089
The High-Yield Bond Portfolio	3,794
The Core Plus Fixed Income Portfolio	2,650
The International Equity Portfolio	9,721
The Labor Select International Equity Portfolio	8,764
The Emerging Markets Portfolio	6,309
The Emerging Markets Portfolio II	912

DIFSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, each Portfolio pays DIFSC fees at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included in the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2015, each Portfolio was charged the following amounts for these services:

The Large-Cap Value Equity Portfolio	$7,709
The Select 20 Portfolio	3,436
The Large-Cap Growth Equity Portfolio	10,744
The Focus Smid-Cap Growth Equity Portfolio	1,726
The High-Yield Bond Portfolio	6,013
The Core Plus Fixed Income Portfolio	4,198
The International Equity Portfolio	15,400
The Labor Select International Equity Portfolio	13,887
The Emerging Markets Portfolio	9,995
The Emerging Markets Portfolio II	1,445

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are passed on to and paid directly by each Portfolio.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Portfolios. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended April 30, 2015, each Portfolio was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$5,259
The Select 20 Portfolio	5,400
The Large-Cap Growth Equity Portfolio	7,322
The Focus Smid-Cap Growth Equity Portfolio	1,175
The High-Yield Bond Portfolio	4,032
The Core Plus Fixed Income Portfolio	2,801
The International Equity Portfolio	10,465
The Labor Select International Equity Portfolio	9,438
The Emerging Markets Portfolio	6,797
The Emerging Markets Portfolio II	1,546

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

*	The contractual waiver period is Feb. 28, 2014 through Feb. 29, 2016.

3. Investments

For the six months ended April 30, 2015, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases other than U.S. government securities	Purchases of U.S. government securities	Sales other than U.S. government securities	Sales of U.S. government securities
The Large-Cap Value Equity Portfolio	$104,605,096	$—	$14,790,388	$—
The Select 20 Portfolio	16,617,737	—	23,607,492	—
The Large-Cap Growth Equity Portfolio	75,998,526	—	77,876,757	—
The Focus Smid-Cap Growth Equity Portfolio	4,898,316	—	5,083,798	—
The High-Yield Bond Portfolio	108,454,225	—	67,089,925	—
The Core Plus Fixed Income Portfolio	218,028,038	98,650,200	186,283,169	96,944,956
The International Equity Portfolio	26,026,935	—	93,770,171	—
The Labor Select International Equity Portfolio	29,145,122	—	32,983,745	—
The Emerging Markets Portfolio	32,351,890	—	71,421,894	—
The Emerging Markets Portfolio II	988,894	—	1,304,191	—

At April 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

	Cost of investments	Aggregate unrealized appreciation	Aggregate unrealized depreciation	Net unrealized appreciation (depreciation)
The Large-Cap Value Equity Portfolio	$211,483,322	$24,249,001	$(974,201)	$23,274,800
The Select 20 Portfolio	67,827,817	26,537,091	(1,284,135)	25,252,956
The Large-Cap Growth Equity Portfolio	236,701,134	73,468,762	(7,531,676)	65,937,086
The Focus Smid-Cap Growth Equity Portfolio	34,071,882	14,481,723	(559,531)	13,922,192
The High-Yield Bond Portfolio	178,481,291	3,519,610	(2,683,808)	835,802
The Core Plus Fixed Income Portfolio	129,284,727	1,818,414	(699,469)	1,118,945
The International Equity Portfolio	344,844,435	93,648,465	(42,601,611)	51,046,854
The Labor Select International Equity Portfolio	343,563,175	87,417,948	(45,860,153)	41,557,795
The Emerging Markets Portfolio	268,171,032	33,418,272	(40,286,016)	(6,867,744)
The Emerging Markets Portfolio II	38,253,655	8,549,482	(7,354,377)	1,195,105

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Capital loss carryforwards remaining at Oct. 31, 2014 for the following Portfolios will expire as follows:

	Year of expiration
	2016	2017	2018	Total
The Core Plus Fixed Income Portfolio	$648,084	$—	$—	$648,084
The International Equity Portfolio	—	131,683,584	13,859,481	145,543,065
The Labor Select International Equity Portfolio	—	47,146,628	18,475,802	65,622,430

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At Oct. 31, 2014, there were no capital loss carryforwards incurred that will be carried forward under the Act.

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Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

U. S. GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of The Large-Cap Value Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock	$232,176,660	$—	$232,176,660
Short-Term Investments	—	2,581,462	2,581,462

Total	$232,176,660	$2,581,462	$234,758,122

The following table summarizes the valuation of The Select 20 Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock	$87,595,721	$—	$87,595,721
Short-Term Investments	—	5,485,053	5,485,053

Total	$87,595,721	$5,485,053	$93,080,774

The following table summarizes the valuation of The Large-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock	$292,829,851	$—	$292,829,851
Short-Term Investments	—	9,808,369	9,808,369

Total	$292,829,851	$9,808,369	$302,638,220

The following table summarizes the valuation of The Focus Smid-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$11,532,691	$—	$11,532,691
Energy	1,894,633	—	1,894,633
Financial Services	7,135,238	—	7,135,238
Healthcare	4,568,756	—	4,568,756
Office REITs	1,820,162	—	1,820,162
Producer Durables	7,688,920	—	7,688,920
Technology	6,730,694	1,549,615	8,280,309
Utilities	2,688,082	—	2,688,082
Short-Term Investments	—	2,385,282	2,385,282

Total	$44,059,176	$3,934,897	$47,994,073

The following table summarizes the valuation of The High-Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$162,223,148	$—	$162,223,148
Senior Secured Loans	—	7,888,730	—	7,888,730
Common Stock	—	—	—	—
Preferred Stock[1]	316,460	1,920,755	—	2,237,215
Short-Term Investments	—	6,968,000	—	6,968,000

Total	$316,460	$179,000,633	$—	$179,317,093

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 14.15% and 85.85%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

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Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Core Plus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$44,835,362	$44,835,362
Corporate Debt	—	46,693,840	46,693,840
Foreign Debt	—	2,319,012	2,319,012
Senior Secured Loans	—	7,732,260	7,732,260
Municipal Bonds	—	979,519	979,519
Common Stock	5,469	—	5,469
Convertible Preferred Stock[1]	16,147	10,111	26,258
Preferred Stock[1]	158,583	237,812	396,395
U.S. Treasury Obligations	—	7,188,557	7,188,557
Short-Term Investments	—	20,227,000	20,227,000

Total	$180,199	$130,223,473	$130,403,672

Foreign Currency Exchange
Contracts	$—	$(4,160)	$(4,160)

Futures Contracts	26,163	—	26,163

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-price investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	61.49%	38.51%	100.00%
Preferred Stock	40.01%	59.99%	100.00%

The following table summarizes the valuation of The International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,189,851	$—	$5,189,851
Belgium	—	—	—	—
China	—	7,055,898	—	7,055,898
Denmark	—	500,202	—	500,202
France	—	35,820,125	—	35,820,125
Germany	—	34,180,149	—	34,180,149
Israel	7,298,071	—	—	7,298,071
Italy	—	9,208,837	—	9,208,837
Japan	—	70,514,654	—	70,514,654
Netherlands	—	23,001,937	—	23,001,937
Norway	—	465,450	—	465,450
Singapore	—	23,325,120	—	23,325,120
Spain	—	26,436,903	—	26,436,903
Sweden	—	13,451,796	—	13,451,796
Switzerland	—	52,532,925	—	52,532,925
Taiwan	4,128,698	—	—	4,128,698
United Kingdom	—	79,968,965	—	79,968,965
Short-Term Investments	—	2,811,708	—	2,811,708

Total	$11,426,769	$384,464,520	$—	$395,891,289

Foreign Currency Exchange Contracts	$—	$1,988	$—	$1,988

The following table summarizes the valuation of The Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,241,057	$—	$5,241,057
Belgium	—	—	—	—
France	—	36,385,469	—	36,385,469
Germany	—	34,691,371	—	34,691,371
Israel	7,177,896	—	—	7,177,896
Japan	—	72,590,011	—	72,590,011
Netherlands	—	24,731,136	—	24,731,136
Norway	—	444,060	—	444,060
Singapore	—	22,132,866	—	22,132,866
Spain	—	26,406,058	—	26,406,058
Sweden	—	13,411,294	—	13,411,294
Switzerland	—	51,461,540	—	51,461,540
United Kingdom	—	88,819,110	—	88,819,110
Short-Term Investments	—	1,629,102	—	1,629,102

Total	$7,177,896	$377,943,074	$—	$385,120,970

Foreign Currency Exchange Contracts	$—	$1,585	$—	$1,585

(continues	)	91

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Emerging Markets Portfolio’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock
Brazil	$17,541,597	$—	$17,541,597
Chile	8,490,177	—	8,490,177
China	4,378,136	43,825,809	48,203,945
Colombia	928,035	—	928,035
India	2,478,400	21,259,555	23,737,955
Indonesia	—	9,937,901	9,937,901
Kazakhstan	1,333,218	—	1,333,218
Malaysia	—	16,185,476	16,185,476
Mexico	15,640,566	—	15,640,566
Peru	3,924,044	—	3,924,044
Philippines	5,438,736	—	5,438,736
Qatar	—	6,543,110	6,543,110
Republic of Korea	—	15,015,276	15,015,276
Romania	1,282,536	—	1,282,536
Russia	—	4,702,366	4,702,366
South Africa	—	6,484,049	6,484,049
Taiwan	—	30,711,082	30,711,082
Thailand	5,444,189	—	5,444,189
Turkey	—	8,948,392	8,948,392
United Arab Emirates	—	3,055,324	3,055,324
United Kingdom	—	9,872,630	9,872,630
United States	7,266,113	—	7,266,113
Preferred Stock[1]	2,771,505	1,694,468	4,465,973
Short-Term Investments	—	6,150,598	6,150,598

Total	$76,917,252	$184,386,036	$261,303,288

Foreign Currency Exchange Contracts	$—	$60	$60

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 62.06% and 37.94%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The following table summarizes the valuation of The Emerging Markets Portfolio II’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock
Argentina	$652,253	$—	$652,253
Bahrain	—	11,887	11,887
Brazil	5,551,338	—	5,551,338
Chile	324,953	—	324,953
China/Hong Kong	5,791,041	1,584,805	7,375,846
Colombia	341,007	—	341,007
India	1,621,370	1,335,652	2,957,022
Indonesia	—	478,403	478,403
Israel	1,208,400	—	1,208,400
Malaysia	—	128,517	128,517
Mexico	2,801,800	—	2,801,800
Netherlands	207,792	—	207,792
Peru	128,570	—	128,570
Poland	11,662	299,831	311,493
Republic of Korea	3,844,971	5,445,143	9,290,114
Russia	992,426	825,735	1,818,161
South Africa	209,300	286,422	495,722
Taiwan	312,832	1,924,829	2,237,661
Thailand	344,660	207,434	552,094
Turkey	227,836	386,125	613,961
United Kingdom	71,400	—	71,400
United States	1,407,433	—	1,407,433
Preferred Stock	—	482,934	482,934

Total	$26,051,044	$13,397,717	$39,448,761

The securities that have been deemed worthless on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at April 30, 2015, a portion of the common stock of The Focus Smid-Cap Growth Equity Portfolio and The Emerging Markets Portfolio II, and a majority of the common stock of The International Equity Portfolio, The Labor Select International Equity Portfolio, and The Emerging Markets Portfolio, was categorized as Level 2.

During the six months ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to each Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Portfolio’s policy is to recognize transfers at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Portfolio’s net assets at the end of the period.

(continues	)	93

Notes to financial statements

Delaware Pooled® Trust

4. Capital Shares

Transactions in capital shares were as follows:

	Shares sold	Shares issued upon reinvestment of dividends and distributions	Shares redeemed	Net increase (decrease)
Six months ended April 30, 2015:
The Large-Cap Value Equity Portfolio	3,415,051	184,378	(239,625)	3,359,804
The Select 20 Portfolio	5,862	2,720,234	(349,531)	2,376,565
The Large-Cap Growth Equity Portfolio	1,506,959	1,463,971	(1,318,469)	1,652,461
The Focus Smid-Cap Growth Equity Portfolio	61,209	566,350	(41,426)	586,133
The High-Yield Bond Portfolio	6,010,762	1,150,398	(1,200,094)	5,961,066
The Core Plus Fixed Income Portfolio	3,906,664	206,364	(461,810)	3,651,218
The International Equity Portfolio	1,131,387	970,821	(5,663,196)	(3,560,988)
The Labor Select International Equity Portfolio	246,113	1,470,055	(780,083)	936,085
The Emerging Markets Portfolio	2,127,010	2,046,512	(6,039,371)	(1,865,849)
The Emerging Markets Portfolio II	15,625	205,646	—	221,271

Year ended Oct. 31, 2014:
The Large-Cap Value Equity Portfolio	1,729,199	50,863	(404,716)	1,375,346
The Select 20 Portfolio	318,550	188,416	(11,749,979)	(11,243,013)
The Large-Cap Growth Equity Portfolio	1,282,232	48,484	(2,518,987)	(1,188,271)
The Focus Smid-Cap Growth Equity Portfolio	465,364	2,054	(2,803,693)	(2,336,275)
The High-Yield Bond Portfolio	1,042,416	838,454	(769,914)	1,110,956
The Core Plus Fixed Income Portfolio	1,827,309	137,283	(140,461)	1,824,131
The International Equity Portfolio	2,003,255	652,915	(5,191,846)	(2,535,676)
The Labor Select International Equity Portfolio	1,775,454	1,055,797	(11,084,045)	(8,252,794)
The Emerging Markets Portfolio	3,293,614	1,541,293	(6,054,513)	(1,219,606)
The Emerging Markets Portfolio II	162,328	60,407	(294,701)	(71,966)

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Portfolio, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit was to be used as described above and operated in substantially the same manner as the agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

Each Portfolio had no amounts outstanding as of April 30, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

The Focus Smid-Cap Growth Equity Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select

International Equity Portfolio, and The Emerging Markets Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts in order to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The Emerging Markets Portfolio II entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The High-Yield Bond, The Core Plus Fixed Income, The Emerging Markets, and The Emerging Markets II Portfolios may use futures in the normal course of pursuing their respective investment objectives. Each Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Core Plus Fixed Income Portfolio posted securities with a value of $142,523 as collateral for futures contracts.

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio entered into futures contracts in order to hedge the Portfolios’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Portfolio may enter into options contracts in the normal course of pursuing its respective investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Portfolio may buy or write call or put options on securities, financial indices, futures, swaps, and foreign currencies. When each Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

(continues	)	95

Notes to financial statements

Delaware Pooled® Trust

6. Derivatives (continued)

There were no transactions in options written during the six months ended April 30, 2015.

Swap Contracts — The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps — An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Credit Default Swaps — A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2015, the Portfolios entered into CDS contracts as purchasers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades as determined by the applicable central counterparty. During the six months ended April 30, 2015, the Portfolios did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

The High-Yield Bond Portfolio entered into CDS contracts in order to gain exposure to certain securities or markets. The Core Plus Fixed Income Portfolio entered into CDS contracts in order to hedge against credit events.

Swaps Generally — The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of April 30, 2015 were as follows:

	The Core Plus Fixed Income Portfolio
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$—	Unrealized loss on foreign currency exchange contracts	$(4,160)
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts*	26,163	Variation margin receivable on futures contracts*	—
Credit contracts (Swap contracts)	Unrealized gain of credit default swap contracts	—	Unrealized loss of credit default swap contracts	—

Total		$26,163		$(4,160)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2015. Only current day variation margin is reported on the “Statements of assets and liabilities.”

(continues	)	97

Notes to financial statements

Delaware Pooled® Trust

6. Derivatives (continued)

The effect of derivative instruments on the “Statements of operations” for the six months ended April 30, 2015 was as follows:

	The High-Yield Bond Portfolio
	Net Realized Loss on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(6)	$—	$—	$(6)
Interest rate contracts	—	(19,406)	—	(19,406)
Credit contracts	—	—	(116,497)	(116,497)

Total	$(6)	$(19,406)	$(116,497)	$(135,909)

		Net Change in Unrealized Appreciation (Depreciation) of:
		Futures Contracts	Swaps Contracts	Total
Interest rate contracts		$15,984	$—	$15,984
Credit contracts		—	106,230	106,230

Total		$15,984	$106,230	$122,214

		The Core Plus Fixed Income Portfolio Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(21)	$—	$—	$(21)
Equity contracts	—	(101,365)	—	(101,365)
Credit contracts	—	—	(3,239)	(3,239)

Total	$(21)	$(101,365)	$(3,239)	$(104,625)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Forward currency exchange contracts	$(3,049)	$—	$—	$(3,049)
Interest rate contracts	—	45,622	—	45,622
Credit contracts	—	—	1,510	1,510

Total	$(3,049)	$45,622	$1,510	$44,083

At April 30, 2015, The Focus Smid-Cap Growth Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Emerging Markets Portfolio II had foreign currency risk, which is disclosed in the “Statements of assets and liabilities” and “Statements of operations.”

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2015.

	The Focus Smid-Cap Growth Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	426	USD	317

	The High-Yield Bond Portfolio
	Long Derivative Volume		Short Derivative Volume
Futures contracts (average notional value)	USD	—	USD	418,063
CDS contracts (average notional value)*		258,049		—

	The Core Plus Fixed Income Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	14,003	USD	308,030
Futures contracts (average notional value)		4,237,235		6,490,661
CDS contracts (average notional value)*		25,041		—

	The International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	74,491	USD	2,090,483

	The Labor Select International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	65,727	USD	1,602,233

	The Emerging Markets Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	157,236	USD	389,026

	The Emerging Markets Portfolio II
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,562	USD	9,037

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk, the Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/ or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

(continues	)	99

Notes to financial statements

Delaware Pooled® Trust

7. Offsetting (continued)

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statements of assets and liabilities.”

At April 30, 2015, the Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

The Large-Cap Value Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$672,178	$(672,178)	$—	$—
Bank of Montreal	560,149	(560,149)	—	—
BNP Paribas	663,673	(663,673)	—	—

Total	$1,896,000	$(1,896,000)	$—	$—

The Large-Cap Growth Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,856,758	$(2,856,758)	$—	$—
Bank of Montreal	2,380,632	(2,380,632)	—	—
BNP Paribas	2,820,610	(2,820,610)	—	—

Total	$8,058,000	$(8,058,000)	$—	$—

The Select 20 Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$844,832	$(844,832)	$—	$—
Bank of Montreal	704,026	(704,026)	—	—
BNP Paribas	834,142	(834,142)	—	—

Total	$2,383,000	$(2,383,000)	$—	$—

The Focus Smid-Cap Growth Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$543,131	$(543,131)	$—	$—
Bank of Montreal	452,610	(452,610)	—	—
BNP Paribas	536,259	(536,259)	—	—

Total	$1,532,000	$(1,532,000)	$—	$—

100

The High-Yield Bond Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,470,326	$(2,470,326)	$—	$—
Bank of Montreal	2,058,605	(2,058,605)	—	—
BNP Paribas	2,439,069	(2,439,069)	—	—

Total	$6,968,000	$(6,968,000)	$—	$—

The Core Plus Fixed Income Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$—	$(1,436)	$(1,436)
BNY Mellon	—	(884)	(884)
JPMorgan Chase Bank	—	(1,526)	(1,526)
Union Bank of Switzerland	—	(314)	(314)

Total	$—	$(4,160)	$(4,160)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$(1,436)	$—	$—	$—	$—	$(1,436)
BNY Mellon	(884)	—	—	—	—	(884)
JPMorgan Chase Bank	(1,526)	—	—	—	—	(1,526)
Union Bank of Switzerland	(314)	—	—	—	—	(314)

Total	$(4,160)	$—	$—	$—	$—	$(4,160)

The Core Plus Fixed Income Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$7,170,966	$(7,170,966)	$—	$—
Bank of Montreal	5,975,805	(5,975,805)	—	—
BNP Paribas	7,080,229	(7,080,229)	—	—

Total	$20,227,000	$(20,227,000)	$—	$—

(continues	)	101

Notes to financial statements

Delaware Pooled® Trust

7. Offsetting (continued)

The International Equity Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$137	$—	$137
State Street Bank	1,851	—	1,851

Total	$1,988	$—	$1,988

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$137	$—	$—	$—	$—	$137
State Street Bank	1,851	—	—	—	—	1,851

Total	$1,988	$—	$—	$—	$—	$1,988

The International Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$800,871	$(800,871)	$—	$—
Bank of Montreal	667,392	(667,392)	—	—
BNP Paribas	790,737	(790,737)	—	—

Total	$2,259,000	$(2,259,000)	$—	$—

The Labor Select International Equity Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
State Street Bank	$1,585	$—	$1,585

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
State Street Bank	$1,585	$—	$—	$—	$—	$1,585

The Labor Select International Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$132,238	$(132,238)	$—	$—
Bank of Montreal	110,198	(110,198)	—	—
BNP Paribas	130,564	(130,564)	—	—

Total	$373,000	$(373,000)	$—	$—

102

The Emerging Markets Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$1,167	$(1,107)	$60

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$60	$—	$—	$—	$—	$60

The Emerging Markets Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$1,311,740	$(1,311,740)	$—	$—
Bank of Montreal	1,093,117	(1,093,117)	—	—
BNP Paribas	1,295,143	(1,295,143)	—	—

Total	$3,700,000	$(3,700,000)	$—	$—

The Emerging Markets Portfolio II
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$1	$—	$1

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$1	$—	$—	$—	$—	$1

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

Each Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust

(continues	)	103

Notes to financial statements

Delaware Pooled® Trust

8. Securities Lending (continued)

may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collateral Trust defaulted or if it were necessary to liquidate assets in the Collateral Trust to meet returns on outstanding security loans at a time when the Collateral Trust’s net asset value per unit was less than $1.00. Under those circumstances, each Portfolio may not receive an amount from the Collateral Trust that is equal in amount to the collateral each Portfolio would be required to return to the borrower of the securities and each Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2015, none of the Portfolios had securities out on loan.

9. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

The High-Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB-by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. The Core Plus Fixed Income Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Portfolio will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Portfolio may involve revolving credit facilities or other standby financing commitments that obligate each Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when each Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To

104

the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Portfolio may be required to rely upon another lending institution to collect and pass on to each Portfolio amounts payable with respect to the loan and to enforce each Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Portfolio.

The Core Plus Fixed Income Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Select 20 and The Focus Smid-Cap Growth Equity Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Because The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, and The Focus Smid-Cap Growth Equity Portfolios expect to hold a concentrated portfolio of a limited number of securities, the Portfolios’ risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The International Equity Portfolio may invest up to 10% its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the “Schedules of investments.”

10. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

(continues	)	105

Notes to financial statements

Delaware Pooled® Trust

11. In-Kind Redemption

During the six months ended April 30, 2015, The International Equity Portfolio satisfied withdrawal requests with transfers of securities and cash of $24,263,485, resulting in net realized gains of $936,009.

12. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Portfolios’ financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in each Portfolio’s financial statements.

106

Other Portfolio information

(Unaudited)

Delaware Pooled® Trust

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Pooled® Trust (the “Trust”), on behalf of The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Focus Smid-Cap Growth Equity Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Large-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio, and The Select 20 Portfolio (each, a “Portfolio” and together, the “Portfolios”), held on March 31, 2015, reconvened on April 21, 2015 for the proposals listed in items (ii) for The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio II, The International Equity Portfolio, and The Select 20 Portfolio and (iii) for The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio II, and The International Equity Portfolio below, reconvened on April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for The Labor Select International Equity Portfolio and The Large-Cap Growth Equity Portfolio, and reconvened to April 21, 2015, May 12, 2015, and June 2, 2015 for the proposals listed in items (ii) for The Real Estate Investment Trust Portfolio and (iii) for The Real Estate Investment Trust Portfolio and The Select 20 Portfolio below, the shareholders of the Trust/the Portfolio voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Focus Smid-Cap Growth Equity Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Growth Equity Portfolio, and The Select 20 Portfolio; (iii) to revise the fundamental investment restriction relating to lending for The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Focus Smid-Cap Growth Equity Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, and The Large-Cap Growth Equity Portfolio; and (iv)(a) to revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) to revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) to revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The Joint Special Meeting of Shareholders of the Trust was adjourned to April 21, 2015, May 12, 2015, and June 2, 2015 for the proposals to (i) approve the implementation of a new “manager of managers” order for The Large-Cap Value Equity Portfolio and (ii) to revise the fundamental investment restriction relating to lending for The Large-Cap Value Equity Portfolio.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Portfolios of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	73,072,178.609	41.106%	93.379%	5,181,410.879	2.915%	6.621%
Ann D. Borowiec	78,010,026.024	43.884%	99.689%	243,563.464	0.137%	0.311%
Joseph W. Chow	73,078,634.095	41.110%	93.387%	5,174,955.393	2.911%	6.613%
Patrick P. Coyne	72,559,166.108	40.818%	92.723%	5,694,423.380	3.203%	7.277%
John A. Fry	73,069,266.841	41.105%	93.375%	5,184,322.647	2.916%	6.625%
Lucinda S. Landreth	73,077,796.842	41.109%	93.386%	5,175,792.646	2.912%	6.614%
Frances A. Sevilla-Sacasa	73,074,873.595	41.108%	93.382%	5,178,715.893	2.913%	6.618%
Thomas K. Whitford	73,079,389.452	41.110%	93.388%	5,174,200.036	2.911%	6.612%
Janet L. Yeomans	73,073,548.993	41.107%	93.380%	5,180,040.495	2.914%	6.620%
J. Richard Zecher	73,071,659.832	41.106%	93.378%	5,181,929.656	2.915%	6.622%

(continues	)	107

Other Portfolio information

(Unaudited)

Delaware Pooled® Trust

Proxy Results (continued)

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Portfolio was present, and the votes passed with the required majority of those shares. The results were as follows:

The Core Plus Fixed Income Portfolio

Shares voted for	6,044,185.705
Percentage of outstanding shares	53.648%
Percentage of shares voted	100.000%
Shares voted against	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The Emerging Markets Portfolio

Shares voted for	20,120,420.052
Percentage of outstanding shares	67.643%
Percentage of shares voted	81.893%
Shares voted against	4,448,824.000
Percentage of outstanding shares	14.956%
Percentage of shares voted	18.107%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The Emerging Markets Portfolio II

Shares voted for	2,409,886.391
Percentage of outstanding shares	53.465%
Percentage of shares voted	81.293%
Shares voted against	554,573.392
Percentage of outstanding shares	12.304%
Percentage of shares voted	18.707%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The Focus Smid-Cap Growth Equity Portfolio

Shares voted for	1,001,015.232
Percentage of outstanding shares	38.377%
Percentage of shares voted	72.627%
Shares voted against	377,282.027
Percentage of outstanding shares	14.464%
Percentage of shares voted	27.373%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The High-Yield Bond Portfolio

Shares voted for	10,075,227.459
Percentage of outstanding shares	48.466%
Percentage of shares voted	77.016%
Shares voted against	3,006,745.000
Percentage of outstanding shares	14.464%
Percentage of shares voted	22.984%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The International Equity Portfolio

Shares voted for	13,019,684.679
Percentage of outstanding shares	45.585%
Percentage of shares voted	88.268%
Shares voted against	58,263.000
Percentage of outstanding shares	0.204%
Percentage of shares voted	0.395%
Shares abstained	4,463.000
Percentage of outstanding shares	0.016%
Percentage of shares voted	0.030%
Broker non-votes	1,667,732.000

The Labor Select International Equity Portfolio

Shares voted for	10,539,838.226
Percentage of outstanding shares	39.925%
Percentage of shares voted	79.836%
Shares voted against	2,662,069.074
Percentage of outstanding shares	10.084%
Percentage of shares voted	20.164%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The Large-Cap Growth Equity Portfolio

Shares voted for	9,515,567.124
Percentage of outstanding shares	52.570%
Percentage of shares voted	90.420%
Shares voted against	1,008,196.803
Percentage of outstanding shares	5.570%
Percentage of shares voted	9.580%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

(continues	)	109

Other Portfolio information

(Unaudited)

Delaware Pooled® Trust

Proxy Results (continued)

The Select 20 Portfolio

Shares voted for	5,978,912.290
Percentage of outstanding shares	54.931%
Percentage of shares voted	62.455%
Shares voted against	3,594,253.494
Percentage of outstanding shares	33.022%
Percentage of shares voted	37.545%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of the Portfolio was present, and the votes passed with the required majority of those shares. The results were as follows:

The Core Plus Fixed Income Portfolio

Shares voted for	6,044,185.705
Percentage of outstanding shares	53.648%
Percentage of shares voted	100.000%
Shares voted against	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The Emerging Markets Portfolio

Shares voted for	24,569,244.052
Percentage of outstanding shares	82.599%
Percentage of shares voted	100.000%
Shares voted against	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The Emerging Markets Portfolio II

Shares voted for	2,964,459.783
Percentage of outstanding shares	65.769%
Percentage of shares voted	100.000%
Shares voted against	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The Focus Smid-Cap Growth Equity Portfolio

Shares voted for	1,037,813.269
Percentage of outstanding shares	39.788%
Percentage of shares voted	75.297%
Shares voted against	316,918.575
Percentage of outstanding shares	12.150%
Percentage of shares voted	22.993%
Shares abstained	23,565.415
Percentage of outstanding shares	0.903%
Percentage of shares voted	1.710%
Broker non-votes	0.000

The High-Yield Bond Portfolio

Shares voted for	10,075,227.459
Percentage of outstanding shares	48.466%
Percentage of shares voted	77.016%
Shares voted against	3,006,745.000
Percentage of outstanding shares	14.464%
Percentage of shares voted	22.984%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

The International Equity Portfolio

Shares voted for	12,674,934.679
Percentage of outstanding shares	44.378%
Percentage of shares voted	85.931%
Shares voted against	403,757.000
Percentage of outstanding shares	1.414%
Percentage of shares voted	2.737%
Shares abstained	4,463.000
Percentage of outstanding shares	0.016%
Percentage of shares voted	0.030%
Broker non-votes	1,666,988.000

The Labor Select International Equity Portfolio

Shares voted for	9,781,630.587
Percentage of outstanding shares	37.053%
Percentage of shares voted	74.093%
Shares voted against	3,420,276.713
Percentage of outstanding shares	12.956%
Percentage of shares voted	25.907%
Shares abstained	0.000
Percentage of outstanding shares	0.000%
Percentage of shares voted	0.000%
Broker non-votes	0.000

(continues	)	111

Other Portfolio information

(Unaudited)

Delaware Pooled® Trust

Proxy Results (continued)

The Large-Cap Growth Equity Portfolio

Shares voted for	7,187,261.698
Percentage of outstanding shares	39.707%
Percentage of shares voted	68.296%
Shares voted against	941,384.000
Percentage of outstanding shares	5.201%
Percentage of shares voted	8.945%
Shares abstained	2,395,118.229
Percentage of outstanding shares	13.232%
Percentage of shares voted	22.759%
Broker non-votes	0.000

The Select 20 Portfolio

Shares voted for	5,526,354.139
Percentage of outstanding shares	50.773%
Percentage of shares voted	54.086%
Shares voted against	4,617,073.163
Percentage of outstanding shares	42.419%
Percentage of shares voted	45.187%
Shares abstained	74,328.149
Percentage of outstanding shares	0.683%
Percentage of shares voted	0.727%
Broker non-votes	0.000

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Pooled® Trust

Shares voted for	72,133,645.011
Percentage of outstanding shares	40.578%
Percentage of shares voted	92.179%
Shares voted against	614,839.740
Percentage of outstanding shares	0.346%
Percentage of shares voted	0.786%
Shares abstained	1,430,127.637
Percentage of outstanding shares	0.805%
Percentage of shares voted	1.828%
Broker non-votes	4,074,977.100

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Pooled® Trust

Shares voted for	72,098,152.978
Percentage of outstanding shares	40.558%
Percentage of shares voted	92.134%
Shares voted against	639,377.866
Percentage of outstanding shares	0.360%
Percentage of shares voted	0.817%
Shares abstained	1,440,335.544
Percentage of outstanding shares	0.810%
Percentage of shares voted	1.841%
Broker non-votes	4,075,723.100

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Pooled Trust

Shares voted for	72,549,046.538
Percentage of outstanding shares	40.812%
Percentage of shares voted	92.710%
Shares voted against	208,898.299
Percentage of outstanding shares	0.118%
Percentage of shares voted	0.267%
Shares abstained	1,420,665.551
Percentage of outstanding shares	0.799%
Percentage of shares voted	1.815%
Broker non-votes	4,074,979.100

(continues	)	113

Portfolio managers

Kristen E. Bartholdson

Vice President and Senior

Portfolio Manager

Nigel Bliss

Senior Portfolio Manager

Mondrian Investment Partners Limited

Christopher J. Bonavico

Portfolio Manager, Equity Analyst —

Jackson Square Partners, LLC

Kenneth F. Broad

Portfolio Manager, Equity Analyst —

Jackson Square Partners, LLC

Adam H. Brown

Vice President and Portfolio Manager

Liu-Er Chen

Senior Vice President,

Chief Investment Officer —

Emerging Markets and Healthcare

Ginny Chong

Senior Portfolio Manager

Mondrian Investment Partners Limited

Craig C. Dembek

Senior Vice President, Co-Head

of Credit Research, Senior Research Analyst

Elizabeth A. Desmond

Director and Chief Investment

Officer —   International Equities

Mondrian Investment Partners Limited

Roger A. Early

Managing Director,

Head of Fixed Income Investments,

Senior Vice President and

Co-Chief Investment Officer —

Total Return Fixed Income Strategy

Christopher M. Ericksen

Portfolio Manager, Equity Analyst —

Jackson Square Partners, LLC

Paul Grillo

Senior Vice President and

Co-Chief Investment Officer —

Total Return Fixed Income Strategy

Gregory J.P. Halton

Senior Portfolio Manager

Mondrian Investment Partners Limited

J. David Hillmeyer

Vice President and Senior

Portfolio Manager

Nikhil G. Lalvani

Vice President and Senior

Portfolio Manager

Anthony A. Lombardi

Vice President and Senior

Portfolio Manager

Paul A. Matlack

Senior Vice President, Senior

Portfolio Manager, Fixed Income Strategist

John P. McCarthy

Senior Vice President, Co-Head

of Credit Research, Senior Research Analyst

Andrew Miller

Chief Investment Officer —

Emerging Market Equities

Mondrian Investment Partners Limited

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio

Manager, and Team Leader —

Large-Cap Value Focus Equity

Melissa J.A. Platt

Portfolio Manager

Mondrian Investment Partners Limited

Andrew R. Porter

Senior Portfolio Manager

Mondrian Investment Partners Limited

Daniel J. Prislin

Portfolio Manager, Equity Analyst —

Jackson Square Partners, LLC

Christopher M. Testa

Senior Vice President and

Senior Portfolio Manager

Jeffrey S. Van Harte

Chairman, Chief Investment Officer —

Jackson Square Partners, LLC

Robert A. Vogel Jr.

Vice President and Senior

Portfolio Manager

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Investment advisor

Delaware Management Company, a series of Delaware Management Business Trust

2005 Market Street

Philadelphia, PA 19103

Investment sub-advisors for certain Portfolios

Mondrian Investment Partners Limited

Fifth Floor

10 Gresham Street

London EC2V 7JD

United Kingdom

Jackson Square Partners, LLC

101 California Street

Suite 3750

San Francisco, CA 94111

Delaware Investments, a member of Macquarie Group, refers to DMHI and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of DMBT, DMHI, and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Portfolios’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at delawareinvestments.com; and (iii) on the Commission’s website at sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

This report was prepared for investors in the Delaware Pooled ® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

2005 Market Street Philadelphia, PA 19103 Telephone 800 231-8002 Fax 215 255-1162 Printed in the USA
(14574) SA-DPT 20468 6/15

Semiannual report

Alternative / specialty mutual fund

Delaware REIT Fund

April 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware REIT Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware REIT Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2014 to April 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

Delaware REIT Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratio	Expenses Paid During Period 11/1/14 to 4/30/15*

Actual Fund return†
Class A	$1,000.00	$1,023.60	1.33%	$6.67
Class C	1,000.00	1,020.00	2.08%	10.42
Class R	1,000.00	1,021.90	1.58%	7.92
Institutional Class	1,000.00	1,025.30	1.08%	5.42

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.33%	$6.66
Class C	1,000.00	1,014.48	2.08%	10.39
Class R	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,019.44	1.08%	5.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware REIT Fund	As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stocks	98.48%
Diversified REITs	4.54%
Healthcare REITs	8.99%
Hotel REITs	8.05%
Industrial REITs	4.23%
Mall REITs	17.81%
Manufactured Housing REIT	1.22%
Multifamily REITs	18.70%
Office REITs	15.08%
Office/Industrial REITs	3.87%
Self-Storage REITs	6.01%
Shopping Center REITs	8.49%
Single Tenant REIT	0.80%
Specialty REIT	0.69%

Short-Term Investments	1.31%

Total Value of Securities	99.79%

Receivables and Other Assets Net of Liabilities	0.21%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets

Simon Property Group	10.26%
Equity Residential	5.11%
General Growth Properties	4.58%
AvalonBay Communities	4.41%
Boston Properties	4.33%
Ventas	4.10%
Health Care REIT	3.97%
Public Storage	3.93%
Essex Property Trust	3.51%
Vornado Realty Trust	3.46%

3

Schedule of investments

Delaware REIT Fund	April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.48%

Diversified REITs – 4.54%
Gramercy Property Trust	94,908	$2,594,785
Vornado Realty Trust	80,832	8,365,304

		10,960,089

Healthcare REITs – 8.99%
Health Care REIT	133,200	9,593,064
Healthcare Trust of America Class A	85,900	2,223,951
Ventas	143,777	9,906,235

		21,723,250

Hotel REITs – 8.05%
DiamondRock Hospitality	169,400	2,297,064
Hilton Worldwide Holdings †	109,600	3,174,016
Host Hotels & Resorts	257,364	5,183,311
Pebblebrook Hotel Trust	98,613	4,234,442
RLJ Lodging Trust	83,310	2,471,808
Strategic Hotels & Resorts †	178,900	2,093,130

		19,453,771

Industrial REITs – 4.23%
DCT Industrial Trust	87,251	2,882,773
Prologis	182,509	7,336,862

		10,219,635

Mall REITs – 17.81%
General Growth Properties	403,411	11,053,461
Macerich	62,000	5,069,120
Simon Property Group	136,558	24,783,911
Taubman Centers	29,500	2,124,295

		43,030,787

Manufactured Housing REIT – 1.22%
Equity LifeStyle Properties	56,036	2,959,821

		2,959,821

Multifamily REITs – 18.70%
Apartment Investment & Management	108,200	4,082,386
AvalonBay Communities	64,851	10,657,613
Equity Residential	167,023	12,336,319
Essex Property Trust	38,227	8,484,483
Post Properties	51,600	2,949,972
UDR	203,400	6,665,418

		45,176,191

Office REITs – 15.08%
Boston Properties	79,074	10,462,281
Douglas Emmett	118,000	3,363,000
Equity Commonwealth †	92,200	2,324,362

4

	Number of shares	Value (U.S. $)

Common Stock (continued)

Office REITs (continued)
Highwoods Properties	46,900	$2,018,576
Hudson Pacific Properties	97,000	2,925,520
Kilroy Realty	74,675	5,301,178
Paramount Group	132,100	2,420,072
SL Green Realty	62,162	7,606,142

		36,421,131

Office/Industrial REITs – 3.87%
CyrusOne	35,300	1,146,544
Duke Realty	335,200	6,640,312
PS Business Parks	20,629	1,575,024

		9,361,880

Self-Storage REITs – 6.01%
CubeSmart	47,600	1,098,132
Extra Space Storage	59,794	3,942,218
Public Storage	50,502	9,489,831

		14,530,181

Shopping Center REITs – 8.49%
DDR	211,475	3,605,649
Federal Realty Investment Trust	25,600	3,421,952
Kimco Realty	243,579	5,870,254
Kite Realty Group Trust	43,600	1,142,320
Ramco-Gershenson Properties Trust	70,000	1,223,600
Regency Centers	83,419	5,237,045

		20,500,820

Single Tenant REIT – 0.80%
Spirit Realty Capital	170,811	1,928,456

		1,928,456

Specialty REIT – 0.69%
American Residential Properties †	88,949	1,668,683

		1,668,683

Total Common Stock (cost $210,965,474)		237,934,695

	Principal amount°

Short-Term Investments – 1.31%

Discount Notes – 0.72%≠
Federal Home Loan Bank
0.05% 6/1/15	971,232	971,197
0.065% 6/5/15	430,005	429,988
0.075% 6/4/15	83,526	83,522

5

Schedule of investments

Delaware REIT Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
Federal Home Loan Bank
0.075% 6/29/15	83,526	$83,521
0.095% 7/14/15	158,699	158,683

		1,726,911

Repurchase Agreements – 0.59%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $509,098 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $519,279)	509,097	509,097
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $424,249 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $432,733)	424,248	424,248
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $502,656 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $512,708)	502,655	502,655

		1,436,000

Total Short-Term Investments (cost $3,162,873)		3,162,911

Total Value of Securities – 99.79% (cost $214,128,347)		$241,097,606

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities

Delaware REIT Fund	April 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$237,934,695
Short-term investments, at value[2]	3,162,911
Cash	177,516
Receivable for securities sold	936,329
Receivable for fund shares sold	284,380
Dividends and interest receivable	3

Total assets	242,495,834

Liabilities:
Payable for fund shares redeemed	289,570
Payable for securities purchased	242,731
Income distribution payable	550
Investment management fees payable	156,799
Other accrued expenses	151,903
Distribution fees payable to affiliates	46,234
Other affiliates payable	13,615
Trustees’ fees and expenses payable	620

Total liabilities	902,022

Total Net Assets	$241,593,812

Net Assets Consist of:
Paid-in capital	$202,101,341
Undistributed net investment income	526,018
Accumulated net realized gain on investments	11,997,194
Net unrealized appreciation of investments	26,969,259

Total Net Assets	$241,593,812

8

Net Asset Value
Class A:
Net assets	$95,329,183
Shares of beneficial interest outstanding, unlimited authorization, no par	6,284,905
Net asset value per share	$15.17
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$16.10

Class C:
Net assets	$22,590,650
Shares of beneficial interest outstanding, unlimited authorization, no par	1,492,543
Net asset value per share	$15.14

Class R:
Net assets	$13,304,167
Shares of beneficial interest outstanding, unlimited authorization, no par	877,340
Net asset value per share	$15.16

Institutional Class:
Net assets	$110,369,812
Shares of beneficial interest outstanding, unlimited authorization, no par	7,258,160
Net asset value per share	$15.21

[1]Investments, at cost	$210,965,474
[2]Short-term investments, at cost	3,162,873

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware REIT Fund	Six months ended April 30, 2015 (Unaudited)

Investment Income:
Dividends	$4,176,022
Interest	2,597

4,178,619

Expenses:
Management fees	970,477
Distribution expenses – Class A	127,582
Distribution expenses – Class C	120,308
Distribution expenses – Class R	34,296
Dividend disbursing and transfer agent fees and expenses	221,374
Reports and statements to shareholders	70,852
Registration fees	44,812
Accounting and administration expenses	41,446
Audit and tax	16,234
Legal fees	13,114
Custodian fees	8,237
Trustees’ fees	6,026
Other	8,649

1,683,407
Less expense paid indirectly	(67)

Total operating expenses	1,683,340

Net Investment Income	2,495,279

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	15,702,812
Net change in unrealized appreciation (depreciation) of investments	(11,492,567)

Net Realized and Unrealized Gain	4,210,245

Net Increase in Net Assets Resulting from Operations	$6,705,524

See accompanying notes, which are an integral part of the financial statements.

10

This page intentionally left blank.

Statements of changes in net assets

Delaware REIT Fund

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,495,279	$2,147,349
Net realized gain	15,702,812	14,342,077
Net change in unrealized appreciation (depreciation)	(11,492,567)	23,485,829

Net increase in net assets resulting from operations	6,705,524	39,975,255

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(766,074)	(1,608,611)
Class B	—	(7,621)
Class C	(107,526)	(220,273)
Class R	(89,102)	(166,996)
Institutional Class	(1,006,559)	(2,230,880)

Net realized gain:
Class A	(4,518,655)	(2,793,786)
Class B	—	(18,951)
Class C	(1,061,515)	(643,989)
Class R	(591,895)	(309,110)
Institutional Class	(5,235,326)	(3,303,719)

	(13,376,652)	(11,303,936)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,988,860	19,218,001
Class B	—	15
Class C	2,005,987	3,276,207
Class R	3,465,814	4,493,898
Institutional Class	7,258,524	20,111,578

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,124,827	4,211,290
Class B	—	26,418
Class C	1,140,684	848,285
Class R	678,369	471,716
Institutional Class	6,208,468	5,509,412

	35,871,533	58,166,820

12

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,014,730)	$(26,964,999)
Class B	—	(797,702)
Class C	(3,056,015)	(4,586,951)
Class R	(3,020,890)	(4,199,109)
Institutional Class	(19,926,272)	(26,042,255)

	(42,017,907)	(62,591,016)

Decrease in net assets derived from capital share transactions	(6,146,374)	(4,424,196)

Net Increase (Decrease) in Net Assets	(12,817,502)	24,247,123

Net Assets:
Beginning of period	254,411,314	230,164,191

End of period	$241,593,812	$254,411,314

Undistributed net investment income	$526,018	$—

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/15[1]	Year ended

(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$15.610	$13.870	$12.850	$11.530	$10.460	$7.630

0.150	0.125	0.153	0.122	0.098	0.131
0.245	2.308	1.100	1.412	1.145	2.886

0.395	2.433	1.253	1.534	1.243	3.017

(0.120)	(0.254)	(0.233)	(0.214)	(0.173)	(0.187)
(0.715)	(0.439)	—	—	—	—

(0.835)	(0.693)	(0.233)	(0.214)	(0.173)	(0.187)

$15.170	$15.610	$13.870	$12.850	$11.530	$10.460

2.36%	18.53%	9.82%	13.38%	12.01%	39.84%

$95,329	$98,986	$91,593	$83,114	$75,149	$82,646
1.33%	1.34%	1.31%	1.30%	1.51%	1.53%
1.33%	1.34%	1.36%	1.35%	1.57%	1.62%
1.90%	0.89%	1.11%	0.98%	0.89%	1.42%
1.90%	0.89%	1.06%	0.93%	0.83%	1.33%
31%	83%	101%	87%	129%	175%

15

Financial highlights

Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$15.590	$13.860	$12.830	$11.510	$10.450	$7.620

0.090	0.019	0.050	0.028	0.015	0.062
0.247	2.299	1.111	1.415	1.136	2.887

0.337	2.318	1.161	1.443	1.151	2.949

(0.072)	(0.149)	(0.131)	(0.123)	(0.091)	(0.119)
(0.715)	(0.439)	—	—	—	—

(0.787)	(0.588)	(0.131)	(0.123)	(0.091)	(0.119)

$15.140	$15.590	$13.860	$12.830	$11.510	$10.450

2.00%	17.68%	9.00%	12.57%	11.08%	38.88%

$22,591	$23,171	$21,083	$20,198	$18,345	$18,713
2.08%	2.09%	2.06%	2.05%	2.26%	2.28%
2.08%	2.09%	2.06%	2.05%	2.27%	2.32%
1.15%	0.14%	0.36%	0.23%	0.14%	0.67%
1.15%	0.14%	0.36%	0.23%	0.13%	0.63%
31%	83%	101%	87%	129%	175%

17

Financial highlights

Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/15[1]	Year ended

(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$15.610	$13.870	$12.850	$11.530	$10.460	$7.630

0.130	0.091	0.119	0.091	0.071	0.109
0.239	2.307	1.100	1.412	1.145	2.885

0.369	2.398	1.219	1.503	1.216	2.994

(0.104)	(0.219)	(0.199)	(0.183)	(0.146)	(0.164)
(0.715)	(0.439)	—	—	—	—

(0.819)	(0.658)	(0.199)	(0.183)	(0.146)	(0.164)

$15.160	$15.610	$13.870	$12.850	$11.530	$10.460

2.19%	18.24%	9.54%	13.09%	11.73%	39.50%

$13,304	$12,614	$10,503	$9,446	$6,368	$5,680
1.58%	1.59%	1.56%	1.55%	1.76%	1.78%
1.58%	1.59%	1.65%	1.65%	1.87%	1.92%
1.65%	0.64%	0.86%	0.73%	0.64%	1.17%
1.65%	0.64%	0.77%	0.63%	0.53%	1.03%
31%	83%	101%	87%	129%	175%

19

Financial highlights

Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Ratios	have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/15[1]	Year ended

(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$ 15.640	$13.900	$12.880	$11.550	$10.480	$7.640

0.170	0.161	0.188	0.153	0.127	0.155
0.252	2.308	1.099	1.422	1.144	2.893

0.422	2.469	1.287	1.575	1.271	3.048

(0.137)	(0.290)	(0.267)	(0.245)	(0.201)	(0.208)
(0.715)	(0.439)	—	—	—	—

(0.852)	(0.729)	(0.267)	(0.245)	(0.201)	(0.208)

$ 15.210	$15.640	$13.900	$12.880	$11.550	$10.480

2.53%	18.80%	10.07%	13.72%	12.27%	40.23%

$110,370	$119,640	$106,221	$101,102	$98,003	$96,243
1.08%	1.09%	1.06%	1.05%	1.26%	1.28%
1.08%	1.09%	1.06%	1.05%	1.27%	1.32%
2.15%	1.14%	1.36%	1.23%	1.14%	1.67%
2.15%	1.14%	1.36%	1.23%	1.13%	1.63%
31%	83%	101%	87%	129%	175%

21

Notes to financial statements

Delaware REIT Fund	April 30, 2015 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to Delaware REIT Fund. All other Delaware Pooled Trust Portfolios are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2011–Oct. 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

22

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2015.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2015.

23

Notes to financial statements

Delaware REIT Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2015, the Fund earned $67 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2015, the Fund was charged $6,125 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2015, the Fund was charged $26,936 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended

24

April 30, 2015, the Fund was charged $3,747 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2015, DDLP earned $13,213 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2015, DDLP received gross CDSC commissions of $0 and $60 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$76,910,394
Sales	$88,528,546

At April 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost of investments	$214,128,347

Aggregate unrealized appreciation	$28,597,020
Aggregate unrealized depreciation	(1,627,761)

Net unrealized appreciation	$26,969,259

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

25

Notes to financial statements

Delaware REIT Fund

3. Investments (continued)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock	$237,934,695	$—	$237,934,695
Short-Term Investments	—	3,162,911	3,162,911

Total	$237,934,695	$3,162,911	$241,097,606

During the six months ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

26

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/15	Year ended 10/31/14
Shares sold:
Class A	623,211	1,340,926
Class B	—	1
Class C	126,361	228,822
Class R	216,067	316,050
Institutional Class	453,991	1,429,626

Shares issued upon reinvestment of dividends and distributions:
Class A	326,148	319,834
Class B	—	2,028
Class C	72,814	64,991
Class R	43,198	35,837
Institutional Class	394,146	416,035

	2,255,936	4,154,150

Shares redeemed:
Class A	(1,006,254)	(1,921,542)
Class B	—	(57,147)
Class C	(192,998)	(329,125)
Class R	(190,076)	(300,856)
Institutional Class	(1,238,178)	(1,838,197)

	(2,627,506)	(4,446,867)

Net decrease	(371,570)	(292,717)

Certain shareholders of Class A and Class C shares may exchange their shares for Institutional Class shares. For the six months ended April 30, 2015, 1,038 Class A shares and 578 Class C shares were exchanged for 1,611 Institutional Class shares valued at $25,773. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

For the year ended Oct. 31, 2014, 25,030 Class B shares were converted to 25,009 Class A shares valued at $352,617. The amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the

27

Notes to financial statements

Delaware REIT Fund

5. Line of Credit (continued)

agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the agreement described on the previous page. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of April 30, 2015, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

28

At April 30, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$509,097	$(509,097)	$—	$—
Bank of Montreal	424,248	(424,248)	—	—
BNP Paribas	502,655	(502,655)	—	—

Total	$1,436,000	$(1,436,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to

29

Notes to financial statements

Delaware REIT Fund

7. Securities Lending (continued)

pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2015, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2015, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

30

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined this pronouncement has no impact to the Fund’s financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

31

Other Fund information (Unaudited)

Delaware REIT Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Pooled® Trust (the “Trust”), on behalf of The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Focus Smid-Cap Growth Equity Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Large-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio, and the Select 20 Portfolio (each, a “Portfolio” and together, the “Portfolios”), held on March 31, 2015, the shareholders of the Trust voted to: (i) elect a Board of Trustees for the Trust and (ii)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (ii)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (ii)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The Joint Special Meeting of Shareholders of the Trust was adjourned to April 21, 2015; May 12, 2015; and June 2, 2015 for the proposals to (i) approve the implementation of a new “manager of managers” order for The Real Estate Investment Trust Portfolio and (ii) revise the fundamental investment restriction relating to lending for The Real Estate Investment Trust Portfolio.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Portfolios of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	73,072,178.609	41.106%	93.379%	5,181,410.879	2.915%	6.621%
Ann D. Borowiec	78,010,026.024	43.884%	99.689%	243,563.464	0.137%	0.311%
Joseph W. Chow	73,078,634.095	41.110%	93.387%	5,174,955.393	2.911%	6.613%
Patrick P. Coyne	72,559,166.108	40.818%	92.723%	5,694,423.380	3.203%	7.277%
John A. Fry	73,069,266.841	41.105%	93.375%	5,184,322.647	2.916%	6.625%
Lucinda S. Landreth	73,077,796.842	41.109%	93.386%	5,175,792.646	2.912%	6.614%
Frances A. Sevilla-Sacasa	73,074,873.595	41.108%	93.382%	5,178,715.893	2.913%	6.618%
Thomas K. Whitford	73,079,389.452	41.110%	93.388%	5,174,200.036	2.911%	6.612%
Janet L. Yeomans	73,073,548.993	41.107%	93.380%	5,180,040.495	2.914%	6.620%
J. Richard Zecher	73,071,659.832	41.106%	93.378%	5,181,929.656	2.915%	6.622%

32

2. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Pooled® Trust

Shares voted for	72,133,645.011
Percentage of outstanding shares	40.578%
Percentage of shares voted	92.179%
Shares voted against	614,839.740
Percentage of outstanding shares	0.346%
Percentage of shares voted	0.786%
Shares abstained	1,430,127.637
Percentage of outstanding shares	0.805%
Percentage of shares voted	1.828%
Broker non-votes	4,074,977.100

2. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Pooled Trust

Shares voted for	72,098,152.978
Percentage of outstanding shares	40.558%
Percentage of shares voted	92.134%
Shares voted against	639,377.866
Percentage of outstanding shares	0.360%
Percentage of shares voted	0.817%
Shares abstained	1,440,335.544
Percentage of outstanding shares	0.810%
Percentage of shares voted	1.841%
Broker non-votes	4,075,723.100

33

Other Fund information (Unaudited)

Delaware REIT Fund

Proxy Results (continued)

2. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Pooled® Trust

Shares voted for	72,549,046.538
Percentage of outstanding shares	40.812%
Percentage of shares voted	92.710%
Shares voted against	208,898.299
Percentage of outstanding shares	0.118%
Percentage of shares voted	0.267%
Shares abstained	1,420,665.551
Percentage of outstanding shares	0.799%
Percentage of shares voted	1.815%
Broker non-votes	4,074,979.100

34

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and	Senior Vice President,	Vice President and	Senior Vice President and
Chief Executive Officer	General Counsel,	Treasurer	Chief Financial Officer
Delaware Investments	and Secretary	Delaware Investments	Delaware Investments
Family of Funds	Delaware Investments	Family of Funds	Family of Funds
Philadelphia, PA	Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

35

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED® TRUST

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	July 2, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	July 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2015